UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30 2010

Date of reporting period: June 30, 2010

Item 1. Schedule of Investments:

Putnam Asset Allocation Funds

The funds' portfolios
6/30/10 (Unaudited)
	Growth		Balanced		Conservative

COMMON STOCKS(a)	Growth 52.9%		Balanced 41.6%		Conservative 28.6%
	Shares	Value	Shares	Value	Shares	Value

Basic materials		3.8%		2.6%		1.9%
Acciona SA (Spain)	3,183	$242,014	2,666	$202,705	1,524	$115,875
Agrium, Inc. (Canada)	9,053	442,877	6,686	327,082	5,426	265,442
Akzo Nobel NV (Netherlands)	4,459	230,920	3,340	172,970	2,605	134,906
Albemarle Corp.	7,865	312,319	6,332	251,444	3,937	156,338
AMCOL International Corp.	6,722	157,967	5,368	126,148	3,353	78,796
Ameron International Corp.	3,002	181,111	2,515	151,730	1,437	86,694
Andersons, Inc. (The)	23,179	755,404	15,989	521,082	8,225	268,053
Anglo Platinum Ltd. (South Africa)
(NON)	6,170	581,456	--	--	--	--
Arafura Resources, Ltd.
(Australia) (NON)	66,674	23,413	53,244	18,697	33,254	11,678
ArcelorMittal (Luxembourg)	117,771	3,135,835	63,975	1,703,433	33,918	903,119
Archer Daniels Midland Co.	32,292	833,779	24,430	630,783	11,954	308,652
Armstrong World Industries, Inc.
(NON)	16,500	497,970	12,600	380,268	6,600	199,188
Ashland, Inc.	38,300	1,777,886	29,000	1,346,180	15,600	724,152
Austevoll Seafood ASA (Norway)	28,828	145,487	24,111	121,682	13,919	70,246
Avalon Rare Metals, Inc. (Canada)
(NON)	16,701	31,581	13,337	25,220	8,329	15,750
BASF SE (Germany)	4,086	223,173	2,933	160,198	2,509	137,039
BHP Billiton, Ltd. (Australia)	63,132	1,970,393	31,656	988,006	13,974	436,138
Boise, Inc. (NON)	32,562	178,765	22,014	120,857	10,208	56,042
Brenntag AG (Germany) (NON)	5,492	346,299	4,158	262,184	3,222	203,164
Broadwind Energy, Inc. (NON)	22,270	62,356	17,606	49,297	10,944	30,643
Cameco Corp. (Canada)	3,544	75,416	2,813	59,861	1,749	37,219
Canada Lithium Corp. (Canada) (NON)	60,798	29,171	48,552	23,295	30,324	14,549
Celanese Corp. Ser. A	21,567	537,234	16,178	402,994	8,821	219,731
Century Aluminum Co. (NON)	9,003	79,496	5,877	51,894	2,811	24,821
CF Industries Holdings, Inc.	25,542	1,620,640	19,011	1,206,248	10,792	684,752
China Green Holdings, Ltd. (China)
(SG) (SB) (SC)	318,000	318,802	231,000	231,583	180,000	180,454
China National Materials Co., Ltd.
(China)	2,473,000	1,493,283	186,000	112,313	145,000	87,556
China Rare Earth Holdings, Ltd.
(China) (NON)	176,000	39,890	140,000	31,730	88,000	19,945
China Shanshui Cement Group, Ltd.
(China) (NON)	1,330,000	589,461	--	--	--	--
Clearwater Paper Corp. (NON)	5,302	290,338	3,527	193,139	1,670	91,449
Coeur d'Alene Mines Corp. (NON)	8,691	137,144	5,674	89,536	2,712	42,795
Denison Mines Corp. (Canada) (NON)
(SG) (SB)	21,000	25,091	18,300	21,865	9,700	11,589
Dow Chemical Co. (The)	31,097	737,621	24,355	577,701	12,190	289,147
E.I. du Pont de Nemours & Co. (SB)	64,800	2,241,432	50,500	1,746,795	26,100	902,799
Eastman Chemical Co.	11,400	608,304	8,200	437,552	4,800	256,128
Elementos, Ltd. (Australia) (NON)	3,980	434	3,178	347	1,984	216
Energy Resources of Australia,
Ltd. (Australia)	3,992	44,388	3,388	37,672	1,936	21,527
Era Infra Engineering, Ltd. (India)	18,165	81,124	13,754	61,425	10,661	47,612
Eurasian Natural Resources Corp.
(United Kingdom)	67,987	865,735	11,681	148,744	8,994	114,528
Extract Resources, Ltd.
(Australia) (NON)	5,847	31,827	4,693	25,545	2,917	15,878
Fletcher Building, Ltd. (New
Zealand)	81,170	435,825	41,652	223,642	17,251	92,626
FMC Corp.	1,133	65,068	905	51,974	565	32,448
Freeport-McMoRan Copper & Gold,
Inc. Class B	34,400	2,034,072	26,200	1,549,206	13,800	815,994
Fufeng Group, Ltd. (Hong Kong)	186,000	121,191	138,000	89,916	106,000	69,066
Hawkins, Inc. (SG) (SC)	10,687	257,343	7,379	177,686	3,354	80,764
Hecla Mining Co. (NON)	24,182	126,230	15,786	82,403	7,547	39,395
HeidelbergCement AG (Germany)	12,369	589,816	8,698	414,765	7,055	336,418
Hitachi Chemical Co., Ltd. (Japan)	78,300	1,452,333	39,300	728,949	16,800	311,612
Horsehead Holding Corp. (NON)	36,267	274,179	24,423	184,638	11,264	85,156
HQ Sustainable Maritime
Industries, Inc. (NON)	8,221	41,105	6,876	34,380	3,969	19,845
Huntsman Corp.	61,700	534,939	45,600	395,352	25,500	221,085
Impregilo SpA (Italy) (NON)	77,887	178,165	65,248	149,254	37,281	85,280
Innophos Holdings, Inc.	10,366	270,345	6,693	174,553	3,213	83,795
Insituform Technologies, Inc. (NON)	9,515	194,867	7,971	163,246	4,555	93,286
International Paper Co.	57,000	1,289,910	43,400	982,142	23,000	520,490
JFE Holdings, Inc. (Japan)	15,700	484,249	8,000	246,751	3,300	101,785
KapStone Paper and Packaging Corp.
(NON)	29,118	324,375	19,272	214,690	9,137	101,786
Koninklijke DSM NV (Netherlands)	19,373	770,557	9,892	393,452	4,071	161,923
Koppers Holdings, Inc.	18,245	410,148	12,087	271,716	5,763	129,552
Korea Zinc Co., Ltd. (South Korea)	3,213	566,127	--	--	--	--
Lanxess AG (Germany)	10,329	435,811	7,696	324,717	6,147	259,360
Layne Christensen Co. (NON)	11,402	276,727	9,552	231,827	5,458	132,466
Lithium Corp. (NON)	24,392	10,001	19,478	7,986	12,165	4,988
Louisiana-Pacific Corp. (NON)	21,360	142,898	13,944	93,285	6,670	44,622
Lubrizol Corp. (The)	22,300	1,790,913	17,300	1,389,363	8,900	714,759
Lynas Corp., Ltd. (Australia) (NON)	140,862	64,148	112,488	51,226	70,256	31,994
LyondellBasell Industries NV
Class A (Netherlands) (NON)	6,585	106,348	6,585	106,348	4,938	79,749
LyondellBasell Industries NV
Class B (Netherlands) (NON)	2,509	40,520	2,509	40,520	2,007	32,413
MeadWestvaco Corp.	48,865	1,084,803	36,977	820,889	19,711	437,584
Mechel ADR (Russia)	38,329	695,288	--	--	--	--
Mitsui Chemicals, Inc. (Japan)	822,000	2,280,171	412,000	1,142,859	181,000	502,081
Mitsui Mining & Smelting Co., Ltd.
(Japan)	345,000	912,898	170,000	449,834	72,000	190,518
Nitto Denko Corp. (Japan)	17,600	573,709	11,500	374,867	8,000	260,777
Northwest Pipe Co. (NON)	3,859	73,321	3,233	61,427	1,847	35,093
OM Group, Inc. (NON)	9,217	219,918	6,102	145,594	2,874	68,574
OneSteel, Ltd. (Australia)	326,082	810,287	160,379	398,529	70,143	174,300
Orocobre, Ltd. (Australia) (NON)	16,083	22,743	12,843	18,161	8,021	11,342
Paladin Energy, Ltd. (Australia)
(NON)	24,074	72,180	20,390	61,134	11,650	34,930
Pescanova SA (Spain)	4,882	120,759	4,083	100,995	2,356	58,277
Plum Creek Timber Company, Inc.
(R) (SG) (SB)	12,600	435,078	9,900	341,847	5,000	172,650
POSCO (South Korea)	866	328,681	--	--	--	--
Quaker Chemical Corp.	7,198	194,994	4,866	131,820	2,256	61,115
Quest Uranium Corp. (Canada) (NON)	12,397	24,142	9,900	19,279	6,183	12,041
Rare Element Resources, Ltd.
(Canada) (NON)	8,661	16,296	6,916	13,013	4,319	8,126
Rayonier, Inc. (R)	15,800	695,516	12,300	541,446	6,500	286,130
Reliance Steel & Aluminum Co.	11,700	422,955	8,700	314,505	4,900	177,135
Rengo Co., Ltd. (Japan)	31,000	195,221	24,000	151,139	18,000	113,354
Rio Tinto PLC (United Kingdom)	55,631	2,437,090	29,074	1,273,678	14,396	630,662
Rio Tinto, Ltd. (Australia)	21,073	1,171,265	15,798	878,073	12,326	685,095
Rock-Tenn Co. Class A	8,191	406,847	5,515	273,930	2,585	128,397
Rockwood Holdings, Inc. (NON)	2,389	54,206	1,908	43,293	1,191	27,024
Sealed Air Corp.	33,100	652,732	25,200	496,944	13,400	264,248
Sigma-Aldrich Corp.	1,273	63,434	1,016	50,627	635	31,642
Sociedad Quimica y Minera de Chile
SA ADR (Chile)	1,647	53,709	1,315	42,882	821	26,773
Sterlite Industries (India), Ltd.
(India)	175,468	632,912	--	--	--	--
Sterlite Industries (India), Ltd.
ADR (India)	30,407	432,996	--	--	--	--
STR Holdings, Inc. (NON)	3,484	65,499	2,796	52,565	1,738	32,674
Suzano Papel e Celulose SA
(Preference) (Brazil)	96,842	818,520	--	--	--	--
Tantalus Rare Earths AG (Germany)
(NON)	314	23,524	250	18,730	156	11,687
Teck Resources, Ltd. Class B
(Canada) (NON)	21,200	627,853	15,400	456,082	12,600	373,158
Thompson Creek Metals Co., Inc.
(Canada) (NON)	44,562	386,798	29,512	256,164	14,085	122,258
UEX Corp. (Canada) (NON)	29,500	21,092	25,700	18,375	13,700	9,795
Umicore NV/SA (Belgium)	11,407	330,447	5,597	162,138	2,134	61,819
United Phosphorus, Ltd. (India)	41,815	164,332	31,708	124,612	24,625	96,776
Uranium One, Inc. (Canada) (NON)	21,390	52,119	18,070	44,030	10,325	25,158
USEC, Inc. (NON)	10,560	50,266	8,709	41,455	4,977	23,691
Usinas Siderurgicas de Minas
Gerais SA (Usiminas) Class A
(Preference) (Brazil)	18,600	497,261	--	--	--	--
Vale SA ADR (Preference) (Brazil)	66,985	1,408,025	--	--	--	--
Vale SA ADR (Brazil)	50,047	1,218,644	--	--	--	--
Vallourec SA (France)	2,551	436,060	1,875	320,507	1,487	254,183
Vedanta Resources PLC (United
Kingdom)	13,416	422,630	9,861	310,641	7,824	246,471
voestalpine AG (Austria)	46,796	1,282,288	23,698	649,365	9,815	268,947
W.R. Grace & Co. (NON)	41,365	870,320	27,232	572,961	12,924	271,921
Western Lithium Canada Corp.
(Canada) (NON)	22,107	17,678	17,654	14,117	11,026	8,817
Xstrata PLC (United Kingdom)	60,847	798,058	44,916	589,110	36,187	474,622
		59,841,611		33,571,809		18,627,112

Capital goods		3.6%		3.0%		2.0%

AAR CORP. (NON)	9,847	164,839	6,658	111,455	3,083	51,609
Abengoa SA (Spain)	9,408	182,595	7,802	151,425	4,458	86,523
ACCO Brands Corp. (NON)	25,972	129,600	16,977	84,715	8,205	40,943
Aecom Technology Corp. (NON)	12,577	290,026	10,536	242,960	6,020	138,821
Aisin Seiki Co., Ltd. (Japan)	45,300	1,222,765	24,700	666,717	13,800	372,498
Alamo Group, Inc.	6,998	151,857	4,568	99,126	2,185	47,415
Alstom SA (France)	7,872	355,391	5,868	264,918	4,488	202,616
Altra Holdings, Inc. (NON)	20,857	271,558	13,906	181,056	6,538	85,125
American Science & Engineering,
Inc.	3,297	251,264	2,260	172,235	1,036	78,954
Applied Industrial Technologies,
Inc.	9,492	240,337	6,185	156,604	3,003	76,036
AZZ, Inc.	5,518	202,897	3,793	139,469	1,706	62,730
Bio-Treat Technology, Ltd. (China)
(NON)	678,000	38,249	536,000	30,238	308,000	17,376
Bucyrus International, Inc. Class A	644	30,558	539	25,576	335	15,896
Calgon Carbon Corp. (NON)	7,444	98,559	6,236	82,565	3,563	47,174
Canon, Inc. (Japan)	63,150	2,352,298	36,300	1,352,152	21,000	782,237
Capstone Turbine Corp. (NON)	137,215	134,471	121,400	118,972	69,725	68,331
Caterpillar, Inc.	25,400	1,525,778	19,400	1,165,358	10,200	612,714
China High Speed Transmission
Equipment Group Co., Ltd. (China)	100,000	209,779	83,000	174,116	48,000	100,694
CLARCOR, Inc.	3,731	132,525	3,126	111,036	1,786	63,439
Conergy AG (Germany) (NON) (SG)
(SB) (SC)	50,305	43,449	41,534	35,874	23,731	20,497
Crown Holdings, Inc. (NON)	38,700	969,048	30,300	758,712	15,400	385,616
Daelim Industrial Co. (South Korea)	12,220	629,566	--	--	--	--
Deere (John) & Co.	9,436	525,396	7,722	429,961	3,745	208,522
Doosan Heavy Industries and
Construction Co., Ltd. (South
Korea)	5,807	354,739	4,865	297,194	2,780	169,825
Dover Corp.	26,137	1,092,265	20,558	859,119	10,476	437,792
DXP Enterprises, Inc. (NON)	10,301	161,211	6,956	108,861	3,191	49,939
Ebara Corp. (Japan) (NON)	89,000	379,248	75,000	319,591	43,000	183,232
EMCOR Group, Inc. (NON)	24,637	570,839	16,326	378,273	7,774	180,124
Emerson Electric Co.	48,025	2,098,212	38,249	1,671,099	18,917	826,484
Energy Recovery, Inc. (NON) (SG)
(SB)	19,294	77,176	16,163	64,652	9,235	36,940
EnergySolutions, Inc.	9,878	50,279	8,106	41,260	4,631	23,572
EnPro Industries, Inc. (NON)	5,393	151,813	3,531	99,398	1,672	47,067
Exide Technologies (NON)	22,929	119,231	19,530	101,556	11,159	58,027
Franklin Electric Co., Inc.	4,006	115,453	3,356	96,720	1,918	55,277
Fuel Tech, Inc. (NON)	16,364	103,420	13,546	85,611	7,740	48,917
Fuji Electric Holdings Co., Ltd.
(Japan)	357,000	1,020,035	177,000	505,732	77,000	220,008
Fushi Copperweld, Inc. (China)
(NON)	11,708	95,771	7,920	64,786	3,673	30,045
GenCorp, Inc. (NON) (SG) (SB) (SC)	32,344	141,667	21,104	92,436	10,170	44,545
General Cable Corp. (NON) (SG) (SB)	37,182	990,900	27,862	742,522	15,251	406,439
General Dynamics Corp.	3,315	194,126	2,647	155,008	1,653	96,800
GKN PLC (United Kingdom) (NON)	97,723	167,850	72,950	125,299	55,613	95,521
GLV, Inc. Class A (Canada) (NON)	11,339	82,460	9,499	69,079	5,428	39,474
Gorman-Rupp Co. (The)	6,477	162,249	5,426	135,921	3,100	77,655
GrafTech International, Ltd. (NON)	10,135	148,174	6,839	99,986	3,188	46,609
Graham Packaging Co., Inc. (NON)	22,644	271,049	15,044	180,077	7,039	84,257
GUD Holdings, Ltd. (Australia)	10,052	73,131	8,422	61,272	4,812	35,008
Harbin Electric, Inc. (China) (NON)	7,946	132,301	5,367	89,361	2,465	41,042
Haynes International, Inc.	4,026	124,122	2,770	85,399	1,250	38,538
Hyflux, Ltd. (Singapore)	55,000	127,124	46,000	106,322	26,000	60,095
Hyundai Mobis (South Korea)	4,518	756,659	--	--	--	--
International Mining Machinery
Holdings, Ltd. (China) (NON)	1,198,500	510,911	--	--	--	--
ITT Corp.	14,755	662,795	11,451	514,379	6,472	290,722
John Bean Technologies Corp.	13,997	213,454	9,584	146,156	4,072	62,098
Joy Global, Inc.	18,339	918,601	13,712	686,834	7,879	394,659
Koito Manufacturing Co., Ltd.
(Japan)	55,000	806,937	28,000	410,804	12,000	176,059
Kurita Water Industries, Ltd.
(Japan)	6,300	171,922	5,300	144,633	3,000	81,868
L-3 Communications Holdings, Inc.	29,150	2,064,986	22,787	1,614,231	12,029	852,134
Leggett & Platt, Inc.	19,400	389,164	14,200	284,852	8,200	164,492
Legrand SA (France)	21,622	637,734	11,040	325,621	4,625	136,413
Leoni AG (Germany) (NON)	14,851	312,797	11,126	234,340	8,677	182,758
Lindsay Corp.	3,606	114,274	3,021	95,735	1,726	54,697
Lockheed Martin Corp.	50,044	3,728,278	39,343	2,931,054	20,195	1,504,528
Lonking Holdings, Ltd. (China)	2,104,000	1,393,922	782,000	518,083	616,000	408,106
LS Corp. (South Korea)	1,753	126,083	1,309	94,148	1,079	77,606
LSB Industries, Inc. (NON)	16,430	218,683	10,900	145,079	5,149	68,533
Met-Pro Corp.	3,835	41,265	3,457	37,197	1,847	19,874
Mitsubishi Electric Corp. (Japan)	524,000	4,077,699	285,000	2,217,833	150,000	1,167,280
MTU Aero Engines Holding AG
(Germany)	4,947	275,593	3,692	205,678	2,843	158,381
Mueller Water Products, Inc.
Class A	32,733	121,439	27,421	101,732	15,668	58,128
NACCO Industries, Inc. Class A	1,921	170,508	1,298	115,210	594	52,723
Nalco Holding Co.	37,213	761,378	29,226	597,964	15,872	324,741
Northrop Grumman Corp.	43,565	2,371,679	33,777	1,838,820	17,401	947,310
Orascom Construction Industries
(Egypt)	8,512	339,362	6,346	253,006	4,841	193,004
Organo Corp. (Japan)	9,000	55,173	8,000	49,043	4,000	24,521
Oshkosh Corp. (NON)	44,776	1,395,220	33,669	1,049,126	18,130	564,931
Pentair, Inc.	10,207	328,665	8,551	275,342	4,886	157,329
Polypore International, Inc. (NON)	10,315	234,563	6,961	158,293	3,244	73,769
Powell Industries, Inc. (NON)	9,545	260,960	6,596	180,335	2,954	80,762
Prysmian SpA (Italy)	28,151	404,869	20,877	300,254	16,550	238,023
Quantum Fuel Systems Technologies
Worldwide, Inc. (NON)	81,016	43,425	65,031	34,857	40,424	21,667
Raser Technologies, Inc. (NON)	77,542	45,362	64,104	37,501	39,848	23,311
Raytheon Co.	23,345	1,129,665	18,057	873,778	9,253	447,753
Roper Industries, Inc.	5,722	320,203	4,793	268,216	2,739	153,274
SembCorp Industries, Ltd.
(Singapore)	355,000	1,026,985	175,000	506,260	73,000	211,183
Shaw Group, Inc. (NON)	22,500	769,950	16,700	571,474	9,500	325,090
SMA Solar Technology AG (Germany)	709	72,593	569	58,259	353	36,143
Smith (A.O.) Corp.	10,009	482,334	6,672	321,524	3,104	149,582
Solaria Energia y Medio Ambiente
SA (Spain) (NON)	11,927	24,050	10,629	21,433	5,566	11,224
Solon AG Fuer Solartechnik
(Germany) (NON) (SG) (SB) (SC)	2,149	11,230	1,865	9,746	989	5,168
Solon SE (Rights) (Germany) (F)	2,149	39	1,865	34	989	18
Sound Global, Ltd. (China) (NON)
(SG) (SB)	64,000	35,134	59,000	32,389	34,000	18,665
Spirax-Sarco Engineering PLC
(United Kingdom)	13,405	271,644	11,230	227,569	6,417	130,037
Standex International Corp.	5,745	145,636	3,879	98,333	1,791	45,402
Stanley, Inc. (NON)	4,451	166,378	3,480	130,082	2,173	81,227
Sumitomo Heavy Industries, Ltd.
(Japan)	54,000	317,755	41,000	241,258	32,000	188,299
Sunpower Corp. Class A (NON) (SG)
(SB) (SC)	4,972	60,161	3,989	48,267	2,480	30,008
Tanfield Group PLC (United
Kingdom) (NON) (SB)	38,813	19,041	33,679	16,522	17,953	8,807
Tenneco Automotive, Inc. (NON)	7,544	158,877	6,155	129,624	3,826	80,576
Tetra Tech, Inc. (NON)	16,269	319,035	13,629	267,265	7,788	152,723
Thomas & Betts Corp. (NON)	25,300	877,910	18,900	655,830	10,200	353,940
Timken Co.	31,114	808,653	23,041	598,836	12,000	311,880
Toyoda Gosei Co., Ltd. (Japan)	6,400	158,462	5,000	123,799	4,100	101,515
TriMas Corp. (NON)	29,214	330,410	19,369	219,063	9,104	102,966
United Technologies Corp.	52,846	3,430,234	41,922	2,721,157	20,716	1,344,676
Valmont Industries, Inc.	3,584	260,413	3,002	218,125	1,716	124,685
Vestas Wind Systems A/S (Denmark)
(NON)	6,151	255,979	4,960	206,414	3,083	128,301
Vinci SA (France)	5,976	246,362	4,252	175,290	3,586	147,834
WESCO International, Inc. (NON)
(SG) (SB)	10,221	344,141	6,710	225,926	3,187	107,306
Westport Innovations, Inc.
(Canada) (NON)	5,257	82,840	4,219	66,483	2,623	41,333
Yingli Green Energy Holding Co.,
Ltd. ADR (China) (NON)	6,536	66,536	5,448	55,461	3,113	31,690
		55,304,660		37,878,331		20,430,730

Communication services		2.6%		1.9%		1.3%
ADTRAN, Inc.	11,838	322,822	7,893	215,242	3,696	100,790
America Movil SAB de CV ADR Ser. L
(Mexico)	10,467	497,183	--	--	--	--
Applied Signal Technology, Inc.	4,601	90,410	3,626	71,251	2,264	44,488
Aruba Networks, Inc. (NON) (SB)	22,888	325,925	15,261	217,317	7,166	102,044
AT&T, Inc.	250,606	6,062,159	192,140	4,647,867	100,791	2,438,134
Atlantic Tele-Network, Inc.	8,522	351,959	5,664	233,923	2,649	109,404
BCE, Inc. (Canada)	13,300	388,634	9,900	289,284	8,300	242,531
BT Group PLC (United Kingdom)	1,080,543	2,065,729	541,803	1,035,792	244,434	467,297
China Mobile, Ltd. (China)	145,500	1,450,031	--	--	--	--
Cincinnati Bell, Inc. (NON)	70,742	212,933	46,065	138,656	22,176	66,750
Comcast Corp. Class A	174,966	3,039,159	130,518	2,267,098	69,413	1,205,704
DIRECTV Class A (NON)	92,981	3,153,916	70,820	2,402,214	39,150	1,327,968
Earthlink, Inc.	16,387	130,441	10,692	85,108	5,113	40,699
France Telecom SA (France)	88,334	1,526,027	47,107	813,804	24,467	422,683
HSN, Inc. (NON)	10,757	258,168	7,259	174,216	3,384	81,216
IAC/InterActiveCorp. (NON)	35,300	775,541	26,200	575,614	14,900	327,353
Iridium Communications, Inc. (NON)	42,428	425,977	28,650	287,646	13,158	132,106
j2 Global Communications, Inc.
(NON)	10,123	221,086	6,834	149,255	3,159	68,993

Kabel Deutschland Holding AG
(Germany) (NON)	15,245	433,031	11,116	315,748	9,172	260,529
KDDI Corp. (Japan)	478	2,268,494	240	1,138,993	107	507,801
KT Corp. (South Korea)	7,890	290,058	5,760	211,753	4,770	175,358
Loral Space & Communications, Inc.
(NON)	5,205	222,358	3,513	150,075	1,615	68,993
Mediacom Communications Corp.
Class A (NON)	59,371	398,973	39,514	265,534	18,703	125,684
Mobile Telesystems ADR (Russia)	60,858	1,166,039	--	--	--	--
NeuStar, Inc. Class A (NON)	13,539	279,174	8,996	185,498	4,217	86,955
NII Holdings, Inc. (NON)	33,564	1,091,501	24,999	812,967	13,480	438,370
Nippon Telegraph & Telephone (NTT)
Corp. (Japan)	99,900	4,075,131	55,500	2,263,962	30,800	1,256,397
PCCW, Ltd. (Hong Kong)	1,261,000	366,006	636,000	184,599	255,000	74,014
Qwest Communications
International, Inc. (SG)	336,800	1,768,200	261,800	1,374,450	136,700	717,675
Sprint Nextel Corp. (NON)	107,219	454,609	82,045	347,871	43,715	185,352
Tele2 AB Class B (Sweden)	12,149	181,921	9,960	149,143	8,389	125,618
Telecity Group PLC (United
Kingdom) (NON)	91,161	543,563	68,076	405,915	54,092	322,533
Telenet Group Holding NV (Belgium)
(NON)	8,092	212,754	6,109	160,617	4,735	124,492
USA Mobility, Inc.	15,012	193,955	9,798	126,590	4,734	61,163
Verizon Communications, Inc.	73,055	2,047,001	56,552	1,584,587	28,998	812,524
Vivo Participacoes SA ADR (Brazil)	38,852	1,007,044	--	--	--	--
Vodafone Group PLC (United Kingdom)	129,309	268,253	93,188	193,319	79,120	164,135
Windstream Corp.	82,200	868,032	64,100	676,896	33,400	352,704
XL Axiata Tbk PT (Indonesia) (NON)	1,196,000	535,517	--	--	--	--
		39,969,714		24,152,804		13,038,457

Conglomerates		1.0%		0.9%		0.6%
3M Co.	35,546	2,807,779	27,996	2,211,404	14,151	1,117,787
Danaher Corp.	8,420	312,550	7,054	261,844	4,032	149,668
General Electric Co.	403,413	5,817,215	308,982	4,455,520	162,115	2,337,698
Marubeni Corp. (Japan)	138,000	706,251	70,000	358,243	29,000	148,415
Mitsui & Co., Ltd. (Japan)	266,500	3,130,267	148,300	1,741,909	82,100	964,334
Noble Group, Ltd. (Hong Kong)	401,636	485,493	299,545	362,086	238,818	288,680
Siemens AG (Germany)	4,866	435,942	3,684	330,047	2,855	255,778
Silex Systems, Ltd. (Australia)
(NON)	10,532	40,636	9,215	35,554	5,265	20,314
SPX Corp.	20,931	1,105,366	16,239	857,582	8,346	440,752
Tyco International, Ltd.	11,525	406,026	8,165	287,653	6,921	243,827
Vivendi SA (France)	6,147	124,501	4,607	93,310	3,880	78,586
		15,372,026		10,995,152		6,045,839

Consumer cyclicals		5.9%		4.7%		3.2%
Aeropostale, Inc. (NON)	21,015	601,870	13,855	396,807	6,622	189,654
Alliance Data Systems Corp. (NON)
(SG)	3,878	230,819	2,477	147,431	1,215	72,317
Amazon.com, Inc. (NON)	3,044	332,587	2,550	278,613	1,457	159,192
American Media, Inc. 144A (F)	2,148	--	2,679	--	1,397	--
AMERCO (NON)	3,267	179,848	2,204	121,330	1,027	56,536
ArvinMeritor, Inc. (NON) (SB)	37,640	493,084	24,753	324,264	11,856	155,314
Asahi Glass Co., Ltd. (Japan)	314,000	2,927,100	157,000	1,463,550	69,000	643,216
Babcock International Group PLC
(United Kingdom)	45,689	405,520	34,044	302,163	26,208	232,613
Best Buy Co., Inc.	13,300	450,338	9,800	331,828	5,400	182,844
Big Lots, Inc. (NON)	38,114	1,223,078	27,171	871,917	14,233	456,737
Buckle, Inc. (The)	2,887	93,597	1,888	61,209	916	29,697
Bunzl PLC (United Kingdom)	46,930	468,518	23,892	238,522	9,895	98,785
Carter's, Inc. (NON)	4,554	119,543	2,971	77,989	1,425	37,406
Cash America International, Inc.	4,995	171,179	3,374	115,627	1,547	53,016
Childrens Place Retail Stores,
Inc. (The) (NON)	3,524	155,126	2,350	103,447	1,104	48,598
Christian Dior SA (France)	4,802	456,796	3,641	346,354	2,828	269,017
Coach, Inc.	21,682	792,477	16,662	608,996	8,682	317,327
Compass Group PLC (United Kingdom)	77,664	589,887	45,754	347,519	27,261	207,057
Cooper Tire & Rubber	14,845	289,478	9,841	191,900	4,672	91,104
D.R. Horton, Inc. (SG)	84,800	833,584	62,900	618,307	36,000	353,880
Dana Holding Corp. (NON)	4,951	49,510	5,392	53,920	2,641	26,410
Deckers Outdoor Corp. (NON)	2,245	320,743	1,492	213,162	710	101,438
Deluxe Corp.	17,914	335,888	12,200	228,750	5,265	98,719
Dillards, Inc. Class A	11,390	244,885	7,566	162,669	3,540	76,110
DISH Network Corp. Class A	113,344	2,057,194	86,602	1,571,826	45,841	832,014
Dollar Tree, Inc. (NON)	24,402	1,015,855	19,837	825,814	9,639	401,272
Dongfeng Motor Group Co., Ltd.
(China)	950,000	1,080,920	342,000	389,131	264,000	300,382
Dress Barn, Inc. (NON)	21,561	513,367	14,426	343,483	6,651	158,360
DSW, Inc. Class A (NON)	13,138	295,079	8,749	196,503	4,094	91,951
EchoStar Corp. Class A (NON)	40,587	774,400	27,285	520,598	12,507	238,634
Electrolux AB Class B (Sweden)	42,665	975,435	21,100	482,402	9,148	209,148
Emergency Medical Services Corp.
Class A (NON)	4,603	225,685	3,188	156,308	1,425	69,868
EZCORP, Inc. Class A (NON)	37,165	689,411	24,319	451,117	11,763	218,204
Fiat SpA (Italy)	51,907	534,827	38,715	398,903	30,501	314,269
Ford Motor Co. (NON) (SG) (SB) (SC)	259,800	2,618,784	200,500	2,021,040	103,200	1,040,256
Ford Otomotiv Sanayi AS (Turkey)	97,470	627,984	--	--	--	--
Gap, Inc. (The)	109,100	2,123,086	84,800	1,650,208	44,300	862,078
Geberit International AG
(Switzerland)	3,574	554,385	2,994	464,418	1,711	265,404
Gestevision Telecinco SA (Spain)	28,131	249,901	20,966	186,251	16,650	147,910
Ghabbour Auto (Egypt)	18,120	124,704	13,720	94,422	10,634	73,184
Goodyear Tire & Rubber Co. (The)
(NON)	47,700	474,138	37,100	368,774	19,500	193,830
Greek Organization of Football
Prognostics (OPAP) SA (Greece)	48,287	601,301	24,655	307,020	10,296	128,212
Grupo Comercial Chedraui SA de CV
(Mexico) (NON)	139,518	370,526	13,046	34,647	10,501	27,888
Guess ?, Inc.	15,300	477,972	11,700	365,508	6,200	193,688
Gymboree Corp. (The) (NON)	5,675	242,379	3,909	166,953	1,761	75,212
Helen of Troy, Ltd. (Bermuda) (NON)	11,182	246,675	7,243	159,781	3,552	78,357
HMS Holdings Corp. (NON)	6,641	360,075	5,528	299,728	3,265	177,028
Home Depot, Inc. (The)	56,600	1,588,762	44,000	1,235,080	22,300	625,961
Hyundai Department Store Co., Ltd.
(South Korea)	9,016	861,239	--	--	--	--
Intime Department Store Group Co.,
Ltd. (China)	560,000	552,615	--	--	--	--
Isle of Capri Casinos, Inc. (NON)	9,171	84,923	6,189	57,310	2,886	26,724
JC Penney Co., Inc. (Holding Co.)	60,300	1,295,244	44,700	960,156	25,600	549,888
JD Group, Ltd. (South Africa)	149,460	787,195	--	--	--	--
JHSF Participacoes SA (Brazil)	422,164	609,945	--	--	--	--
Jo-Ann Stores, Inc. (NON)	6,114	229,336	4,136	155,141	1,917	71,907
Jos. A. Bank Clothiers, Inc. (NON)	6,286	339,381	4,141	223,573	1,868	100,853
KB Home	46,900	515,900	34,500	379,500	19,300	212,300
Kenneth Cole Productions, Inc.
Class A (NON)	9,221	101,523	6,193	68,185	2,923	32,182
Kingfisher PLC (United Kingdom)	78,839	244,937	58,846	182,823	45,318	140,794
Kirkland's, Inc. (NON)	8,525	143,859	5,765	97,284	2,673	45,107
Kloeckner & Co., AG (Germany) (NON)	8,344	146,122	6,424	112,499	5,411	94,759
Knology, Inc. (NON)	11,599	126,777	7,845	85,746	3,640	39,785
Kuraray Co., Ltd. (Japan)	29,000	338,319	22,000	256,656	17,000	198,325
Landauer, Inc.	1,500	91,320	1,300	79,144	800	48,704
Lender Processing Services, Inc.	28,000	876,680	21,700	679,427	11,300	353,803
LG Corp. (South Korea)	6,267	336,103	4,459	239,139	3,832	205,512
Limited Brands, Inc.	76,500	1,688,355	59,700	1,317,579	31,100	686,377
Lowe's Cos., Inc.	45,800	935,236	35,800	731,036	18,100	369,602
M6-Metropole Television (France)	17,655	358,074	8,650	175,437	3,780	76,665
Macy's, Inc.	78,549	1,406,027	57,570	1,030,503	31,277	559,858
Maidenform Brands, Inc. (NON)	13,111	266,940	8,506	173,182	4,052	82,499
Mattel, Inc.	68,700	1,453,692	51,000	1,079,160	29,100	615,756
Mediaset SpA (Italy)	450,370	2,567,216	245,398	1,398,827	131,685	750,636
Navistar International Corp. (NON)	34,000	1,672,800	26,300	1,293,960	13,800	678,960
NBTY, Inc. (NON)	19,184	652,448	14,091	479,235	7,342	249,701
News Corp., Ltd. (The) Class A	81,800	978,328	62,500	747,500	33,100	395,876
Next PLC (United Kingdom)	112,048	3,319,407	57,849	1,713,769	27,511	815,010
NGK Spark Plug Co., Ltd. (Japan)	38,000	470,544	19,000	235,272	8,000	99,062
Nintendo Co., Ltd. (Japan)	300	87,310	200	58,207	100	29,103
Nissan Motor Co., Ltd. (Japan)
(NON)	99,000	685,669	72,200	500,054	59,400	411,402
Nortek, Inc. (NON)	6,624	278,208	6,622	278,124	4,907	206,094
Nu Skin Enterprises, Inc. Class A	6,487	161,721	4,377	109,119	2,020	50,359
OfficeMax, Inc. (NON)	40,370	527,232	26,751	349,368	12,675	165,536
Perry Ellis International, Inc.
(NON)	14,609	295,102	10,009	202,182	4,523	91,365
PETsMART, Inc.	24,907	751,444	19,147	577,665	10,155	306,376
Peugeot SA (France) (NON)	79,814	2,019,790	40,021	1,012,780	17,954	454,348
PHH Corp. (NON)	10,796	205,556	7,034	133,927	3,392	64,584
Phillips-Van Heusen Corp.	14,313	662,263	10,359	479,311	5,637	260,824
PPR SA (France)	4,326	534,457	3,252	401,769	2,551	315,164
Plexus Corp. (NON)	5,508	147,284	3,720	99,473	1,723	46,073
Porsche Automobil Holding SE
(Preference) (Germany)	7,093	302,930	4,837	206,580	4,060	173,396
R. R. Donnelley & Sons Co.	110,700	1,812,159	85,000	1,391,450	45,100	738,287
RadioShack Corp.	6,581	128,395	4,263	83,171	2,085	40,678
Randstad Holding NV (Netherlands)
(NON)	4,357	171,693	2,197	86,575	881	34,717
Reed Elsevier PLC (United Kingdom)	40,207	297,148	30,138	222,734	23,231	171,688
Ross Stores, Inc.	34,600	1,843,834	27,100	1,444,159	13,700	730,073
Scholastic Corp.	21,409	516,385	14,222	343,035	6,653	160,470
Sinclair Broadcast Group, Inc.

Class A (NON)	35,323	205,933	23,565	137,384	11,075	64,567
Sonic Automotive, Inc. (NON)	20,160	172,570	13,142	112,496	6,412	54,887
Sony Corp. (Japan)	38,400	1,021,214	19,000	505,288	7,900	210,093
Sotheby's Holdings, Inc. Class A	5,729	131,022	3,868	88,461	1,786	40,846
Stage Stores, Inc.	16,070	171,628	10,483	111,958	5,056	53,998
Standard Pacific Corp. (NON)	38,166	127,093	25,011	83,287	11,586	38,581
Stantec, Inc. (Canada) (NON)	9,322	206,795	7,809	173,231	4,462	98,983
Steven Madden, Ltd. (NON)	14,639	461,421	9,648	304,105	4,519	142,439
Swire Pacific, Ltd. (Hong Kong)	172,000	1,948,769	86,000	974,385	37,000	419,212
Talbots, Inc. (The) (NON)	18,716	192,962	12,456	128,421	5,903	60,860
Target Corp.	34,900	1,716,033	25,800	1,268,586	13,700	673,629
Tempur-Pedic International, Inc.
(NON)	5,947	182,870	4,047	124,445	1,824	56,088
Tesla Motors, Inc. (NON)	4,454	106,139	3,551	84,620	2,302	54,857
Time Warner, Inc.	94,167	2,722,368	70,249	2,030,899	35,255	1,019,222
TJX Cos., Inc. (The)	17,300	725,735	12,900	541,155	7,300	306,235
Tofas Turk Otomobil Fabrikasi AS
(Turkey)	170,871	575,675	--	--	--	--
Toro Co. (The)	19,783	971,741	14,953	734,491	7,466	366,730
Tractor Supply Co.	2,686	163,765	1,841	112,246	831	50,666
TUI Travel PLC (United Kingdom)	65,830	204,439	49,052	152,334	41,059	127,511
UniFirst Corp.	4,023	177,092	2,717	119,602	1,257	55,333
URS Corp. (NON)	16,100	633,535	11,600	456,460	6,600	259,710
Valeo SA (France) (NON)	29,168	786,662	16,574	447,001	9,318	251,307
Vertis Holdings, Inc. (F)	9,156	9	9,315	9	4,364	4
Visa, Inc. Class A	10,400	735,800	7,800	551,850	4,300	304,225
Volkswagen AG (Preference)
(Germany)	1,202	105,353	890	78,007	749	65,649
Wal-Mart Stores, Inc.	130,829	6,288,950	100,102	4,811,903	52,547	2,525,934
Warnaco Group, Inc. (The) (NON)	9,503	343,438	6,274	226,742	2,961	107,011
Wesfarmers, Ltd. (Australia)	123,184	2,959,791	61,767	1,484,100	27,124	651,719
Wheelock and Co., Ltd. (Hong Kong)	46,000	129,253	25,000	70,246	9,000	25,289
Whirlpool Corp.	13,300	1,168,006	10,400	913,328	5,300	465,446
Wirecard AG (Germany) (SG) (SB)
(SC)	23,254	198,024	17,319	147,483	13,282	113,106
Wolverine World Wide, Inc.	6,504	164,031	4,393	110,791	2,017	50,869
Woolworths Holdings, Ltd. (South
Africa) (NON)	237,131	737,353	--	--	--	--
World Fuel Services Corp.	6,233	161,684	4,040	104,798	1,981	51,387
WPP PLC (United Kingdom)	47,268	444,989	34,533	325,099	28,012	263,710
		92,509,507		59,743,126		31,661,382

Consumer staples		4.6%		3.9%		2.7%
AFC Enterprises (NON)	51,169	465,638	33,572	305,505	15,938	145,036
Alliance One International, Inc.
(NON)	52,902	188,331	34,588	123,133	16,748	59,623
American Greetings Corp. Class A	9,300	174,468	6,082	114,098	2,943	55,211
Anheuser-Busch InBev NV (Belgium)	46,367	2,229,742	28,018	1,347,357	16,664	801,355
Associated British Foods PLC
(United Kingdom)	125,598	1,807,250	62,977	906,186	27,853	400,781
Avis Budget Group, Inc. (NON)	75,119	737,669	50,007	491,069	23,483	230,603
Beacon Roofing Supply, Inc. (NON)	7,373	132,861	4,812	86,712	2,326	41,915
Bridgepoint Education, Inc. (NON)	3,774	59,667	2,548	40,284	1,168	18,466
Brinker International, Inc.	59,700	863,262	45,900	663,714	24,200	349,932
British American Tobacco (BAT) PLC
(United Kingdom)	16,214	513,980	12,205	386,896	9,441	299,278
Britvic PLC (United Kingdom)	70,542	499,144	52,402	370,788	41,828	295,968
Career Education Corp. (NON)	7,564	174,123	4,928	113,443	2,392	55,064
CEC Entertainment, Inc. (NON)	6,135	216,320	4,001	141,075	1,944	68,545
Central Garden & Pet Co. Class A
(NON)	19,967	179,104	13,034	116,915	6,239	55,964
Cermaq ASA (Norway) (NON)	20,602	164,348	17,231	137,457	9,947	79,350
Clorox Co.	8,517	529,417	6,403	398,010	3,477	216,130
Coca-Cola Co. (The)	47,400	2,375,688	36,100	1,809,332	19,200	962,304
Colgate-Palmolive Co.	23,839	1,877,560	18,541	1,460,289	9,411	741,210
ConAgra Foods, Inc.	80,200	1,870,264	60,200	1,403,864	34,000	792,880
Core-Mark Holding Co., Inc. (NON)	6,318	173,113	4,092	112,121	1,944	53,266
Corinthian Colleges, Inc. (NON)
(SG) (SB)	29,571	291,274	19,626	193,316	9,210	90,719
Cosan, Ltd. Class A (Brazil) (NON)	25,481	237,993	20,212	188,780	12,564	117,348
Del Monte Foods Co.	76,900	1,106,591	58,100	836,059	31,100	447,529
Delhaize Group SA (Belgium)	9,446	684,746	4,809	348,607	1,991	144,329
Domino's Pizza, Inc. (NON)	61,507	695,029	41,232	465,922	19,208	217,050
Energizer Holdings, Inc. (NON)	3,463	174,120	2,804	140,985	1,743	87,638
Estee Lauder Cos., Inc. (The)
Class A	43,000	2,396,390	33,000	1,839,090	17,400	969,702
Fomento Economico Mexicano SA de
CV ADR (Mexico)	20,758	895,708	--	--	--	--
Heineken Holding NV (Netherlands)	17,776	649,259	8,698	317,690	3,779	138,026
Henkel AG & Co. KGaA (Germany)	13,723	668,359	10,301	501,695	8,141	396,496
Herbalife, Ltd. (Cayman Islands)	32,903	1,515,183	25,668	1,182,011	12,844	591,466
Inter Parfums, Inc.	10,892	154,993	7,289	103,722	3,413	48,567
Japan Tobacco, Inc. (Japan)	632	1,963,010	398	1,236,199	252	782,719
Kellogg Co.	14,500	729,350	11,400	573,420	5,800	291,740
Kerry Group PLC Class A (Ireland)	50,637	1,404,291	31,813	882,254	20,669	573,203
Kimberly-Clark Corp.	52,800	3,201,264	42,000	2,546,460	21,500	1,303,545
Koninklijke Ahold NV (Netherlands)	153,868	1,907,724	77,152	956,565	33,835	419,501
Leroy Seafood Group ASA (Norway)	5,204	95,691	4,353	80,043	2,513	46,209
Libbey, Inc. (NON)	11,380	147,712	7,439	96,558	3,595	46,663
Lincoln Educational Services Corp.
(NON)	26,017	535,690	17,180	353,736	8,097	166,717
Loblaw Companies, Ltd. (Canada)	7,800	283,323	5,900	214,308	4,600	167,088
Marine Harvest (Norway)	573,386	380,198	479,576	317,995	276,848	183,571
McDonald's Corp.	52,562	3,462,259	41,100	2,707,257	20,389	1,343,023
Metro AG (Germany)	6,443	327,935	4,864	247,567	3,767	191,732
National Presto Industries, Inc.	1,730	160,648	1,108	102,889	542	50,330
Nestle SA (Switzerland)	43,890	2,118,281	33,457	1,614,749	24,720	1,193,071
Nisshin Seifun Group, Inc. (Japan)	63,500	717,768	32,500	367,361	13,500	152,596
Nutreco Holding NV (Netherlands)	1,381	74,193	1,155	62,051	666	35,780
Oriflame Cosmetics SA SDR (Russia)	3,677	191,189	2,776	144,341	2,152	111,895
Papa John's International, Inc.
(NON)	16,439	380,070	10,962	253,441	5,175	119,646
PepsiCo, Inc.	29,743	1,812,836	22,627	1,379,116	11,680	711,896
Philip Morris International, Inc.	109,909	5,038,229	84,164	3,858,078	43,330	1,986,247
Prestige Brands Holdings, Inc.
(NON)	47,510	336,371	30,778	217,908	15,096	106,880
Procter & Gamble Co. (The)	87,623	5,255,628	69,440	4,165,011	34,717	2,082,326
Rakuten, Inc. (Japan)	629	453,845	476	343,450	369	266,246
Reckitt Benckiser Group PLC
(United Kingdom)	19,814	917,540	13,776	637,935	10,306	477,247
Ruth's Hospitality Group, Inc.
(NON)	31,065	129,852	20,976	87,680	9,706	40,571
Safeway, Inc.	58,380	1,147,751	44,104	867,085	22,903	450,273
Sara Lee Corp.	109,400	1,542,540	84,800	1,195,680	44,800	631,680
Spectrum Brands Holdings, Inc.
(NON)	8,936	226,617	9,587	243,126	4,994	126,648
SRA International, Inc. Class A
(NON)	8,902	175,102	7,012	137,926	4,379	86,135
Starbucks Corp.	66,900	1,625,670	49,700	1,207,710	27,400	665,820
SunOpta, Inc. (Canada) (NON)	43,261	189,483	34,651	151,771	21,540	94,345
SUPERVALU, Inc.	66,500	720,860	49,400	535,496	28,200	305,688
Toyo Suisan Kaisha, Ltd. (Japan)	91,000	2,163,681	50,000	1,188,836	27,000	641,971
Unilever NV (Netherlands)	27,780	758,297	14,143	386,055	5,857	159,876
USANA Health Sciences, Inc. (NON)	3,910	142,832	2,638	96,366	1,208	44,128
Walgreen Co.	87,300	2,330,910	65,300	1,743,510	35,800	955,860
WebMD Health Corp. Class A (NON)	11,447	531,484	9,026	419,077	5,085	236,097
Wolseley PLC (United Kingdom) (NON)	101,377	1,984,162	50,833	994,909	22,440	439,198
Yamazaki Baking Co., Inc. (Japan)	57,000	768,954	28,000	377,732	12,000	161,885
Zhongpin, Inc. (China) (NON) (SG)	54,100	636,216	--	--	--	--
		71,671,050		49,637,776		26,821,797

Energy		5.1%		3.9%		2.7%
Alpha Natural Resources, Inc. (NON)	19,522	661,210	15,118	512,047	7,888	267,167
Apache Corp.	19,000	1,599,610	14,200	1,195,498	7,600	639,844
Areva SA (France)	240	99,713	199	82,679	114	47,364
Ballard Power Systems, Inc.
(Canada) (NON)	55,629	87,338	46,503	73,010	26,570	41,715
BG Group PLC (United Kingdom)	32,335	479,187	24,239	359,209	18,694	277,035
BP PLC (United Kingdom)	264,719	1,272,776	152,965	735,460	88,997	427,900
Cairn Energy PLC (United Kingdom)
(NON)	35,854	219,604	25,398	155,562	20,746	127,068
Cal Dive International, Inc. (NON)	23,066	134,936	15,580	91,143	7,249	42,407
Cameron International Corp. (NON)	32,200	1,047,144	25,100	816,252	12,900	419,508
Canadian Oil Sands Trust (Unit)
(Canada)	5,419	137,597	4,461	113,272	2,549	64,723
Canadian Solar, Inc. (Canada) (NON)	5,180	50,660	4,700	45,966	2,408	23,550
Chevron Corp.	99,985	6,784,982	76,663	5,202,351	40,217	2,729,126
China Coal Energy Co. (China)	180,000	225,713	143,000	179,316	98,000	122,888
China Petroleum & Chemical Corp.
(China)	728,000	587,523	--	--	--	--
China Shenhua Energy Co., Ltd.
(China) (NON)	312,500	1,133,310	23,500	85,225	13,500	48,959
China Sunergy Co., Ltd. ADR
(China) (NON)	9,513	34,057	8,368	29,957	4,508	16,139
CNOOC, Ltd. (China)	951,000	1,621,082	--	--	--	--
Compagnie Generale de
Geophysique-Veritas SA (France)
(NON)	78,741	1,384,600	39,483	694,278	16,990	298,756
Complete Production Services, Inc.
(NON)	15,728	224,910	10,760	153,868	4,882	69,813

Connacher Oil and Gas, Ltd.
(Canada) (NON)	33,520	40,680	28,917	35,094	15,579	18,907
ConocoPhillips	67,779	3,327,271	52,003	2,552,827	25,869	1,269,909
CONSOL Energy, Inc.	24,710	834,210	18,496	624,425	10,469	353,433
Contango Oil & Gas Co. (NON)	4,506	201,644	3,043	136,174	1,396	62,471
Covanta Holding Corp. (NON)	18,698	310,200	15,595	258,721	8,910	147,817
E-Ton Solar Tech Co., Ltd. (Taiwan)	28,000	37,492	22,000	29,458	14,000	18,746
EDP Renovaveis SA (Spain) (NON)	23,240	136,535	19,275	113,241	11,013	64,701
ENI SpA (Italy)	174,675	3,210,203	87,585	1,609,650	38,462	706,860
Evergreen Energy, Inc. (NON)	216,391	22,937	177,922	18,860	110,599	11,723
Evergreen Solar, Inc. (NON)	19,963	13,615	17,300	11,799	9,133	6,229
Exxon Mobil Corp.	192,610	10,992,253	147,901	8,440,710	74,078	4,227,631
Fersa Energias Renovables SA
(Spain)	39,050	63,224	32,925	53,307	20,481	33,160
First Solar, Inc. (NON) (SG) (SB)	9,051	1,030,275	2,804	319,179	2,188	249,060
FuelCell Energy, Inc. (NON)	43,107	50,866	37,437	44,176	21,557	25,437
Gamesa Corp Tecnologica SA (Spain)
(NON)	18,493	158,893	14,939	128,357	9,286	79,786
Gazprom (Russia) (NON)	247,879	1,177,425	--	--	--	--
Gazprom OAO ADR (Russia)	28,139	529,251	--	--	--	--
Green Plains Renewable Energy,
Inc. (NON)	6,522	66,655	5,235	53,502	3,254	33,256
GT Solar International, Inc. (NON)	8,826	49,426	7,614	42,638	4,102	22,971
Gushan Environmental Energy, Ltd.
ADR (China) (NON)	84,454	81,920	66,721	64,719	41,474	40,230
Halliburton Co.	52,383	1,286,003	40,481	993,809	20,807	510,812
Headwaters, Inc. (NON)	18,069	51,316	15,008	42,623	8,575	24,353
Hess Corp.	42,333	2,131,043	33,045	1,663,485	17,260	868,868
Iberdrola Renovables SA (Spain)	60,089	187,936	50,255	157,179	28,715	89,810
Inpex Holdings, Inc. (Japan)	48	266,542	24	133,271	10	55,529
JA Solar Holdings Co., Ltd. ADR
(China) (NON) (SG) (SB)	156,420	727,353	12,397	57,646	7,084	32,941
Magma Energy Corp. (Canada) (NON)
(SG)	19,756	24,719	15,858	19,842	9,857	12,333
Marathon Oil Corp.	52,185	1,622,432	40,940	1,272,825	19,741	613,748
Massey Energy Co.	635	17,367	552	15,097	343	9,381
Nabors Industries, Ltd. (NON)	51,700	910,954	38,400	676,608	21,900	385,878
Nexen, Inc. (Canada)	27,033	532,547	19,817	390,393	16,199	319,119
Noble Corp. (Switzerland)	32,049	990,635	23,445	724,685	13,095	404,766
Nordex AG (Germany) (NON) (SG)
(SB) (SC)	12,807	116,072	10,298	93,333	6,401	58,013
Occidental Petroleum Corp.	50,866	3,924,312	40,508	3,125,192	20,045	1,546,472
Oil States International, Inc.
(NON)	21,602	855,007	15,773	624,295	8,662	342,842
Oilsands Quest, Inc. (Canada) (NON)	28,742	17,533	24,795	15,125	13,358	8,148
OPTI Canada, Inc. (Canada) (NON)	11,597	19,529	10,005	16,848	5,390	9,077
Patterson-UTI Energy, Inc.	73,200	942,084	55,300	711,711	29,700	382,239
Peabody Energy Corp.	25,704	1,005,798	19,208	751,609	10,590	414,387
Petroleo Brasileiro SA ADR (Brazil)	84,166	2,888,577	22,200	761,904	13,900	477,048
Petroleo Brasileiro SA ADR
(Preference) (Brazil)	55,629	1,657,744	8,000	238,400	6,300	187,740
Petroleum Development Corp. (NON)	21,348	546,936	14,155	362,651	6,499	166,504
Petroquest Energy, Inc. (NON)	10,885	73,583	7,360	49,754	3,408	23,038
PNE Wind AG (Germany) (NON)	13,859	33,577	11,125	26,953	6,915	16,753
Q-Cells AG (Germany) (NON) (SG)
(SB)	5,397	34,289	4,477	28,444	2,643	16,792
Ram Power Corp. (Canada) (NON)	9,910	22,562	7,954	18,109	4,944	11,256
Repsol YPF SA (Spain)	28,240	571,209	14,419	291,652	6,007	121,503
Rosetta Resources, Inc. (NON)	15,382	304,717	10,018	198,457	4,803	95,147
Rowan Cos., Inc. (NON)	41,544	911,475	32,431	711,536	16,664	365,608
Royal Dutch Shell PLC Class B
(United Kingdom)	94,886	2,299,853	54,342	1,317,145	32,914	797,772
Saipem SpA (Italy)	53,032	1,613,532	26,592	809,078	11,761	357,836
Sasol, Ltd. ADR (South Africa)	5,149	181,605	4,121	145,348	2,562	90,362
Schlumberger, Ltd.	40,600	2,246,804	30,400	1,682,336	17,200	951,848
Solar Millennium AG (Germany) (NON)	2,162	45,700	1,862	39,359	1,064	22,491
Solarfun Power Holdings Co., Ltd.
ADR (China) (NON) (SC)	9,670	65,466	9,026	61,106	4,863	32,923
South Australian Coal Corp.
(Australia) (F)(RES)	3,487	295	2,932	248	1,675	142
Stallion Oilfield Holdings, Ltd.	4,954	74,310	4,403	66,045	3,440	51,600
StatoilHydro ASA (Norway)	167,136	3,227,850	86,545	1,671,419	41,630	803,988
Stone Energy Corp. (NON)	26,676	297,704	17,764	198,246	8,390	93,632
Suncor Energy, Inc. (Canada)	6,885	202,694	5,449	160,419	3,387	99,713
Swift Energy Co. (NON)	9,571	257,556	6,395	172,089	3,057	82,264
T-3 Energy Services, Inc. (NON)	11,965	333,824	8,235	229,757	3,713	103,593
Technip SA (France)	4,551	259,421	3,405	194,096	2,663	151,799
Tesoro Corp.	84,700	988,449	62,800	732,876	35,900	418,953
TETRA Technologies, Inc. (NON)	16,177	146,887	10,915	99,108	5,043	45,790
Theolia SA (France) (NON) (SG)
(SB) (SC)	13,828	24,424	11,999	21,193	6,377	11,263
Tidewater, Inc.	8,032	310,999	5,333	206,494	2,492	96,490
Total SA (France)	9,047	403,093	6,435	286,714	5,420	241,491
Trina Solar, Ltd. ADR (China) (NON)	6,262	108,207	5,308	91,722	3,034	52,428
Unit Corp. (NON)	5,782	234,691	3,884	157,652	1,830	74,280
UTS Energy Corp. (Canada) (NON)	24,011	46,533	19,355	37,510	12,032	23,318
Vaalco Energy, Inc. (NON)	33,403	187,057	21,506	120,434	9,853	55,177
W&T Offshore, Inc. (SG)	15,219	143,972	10,290	97,343	4,765	45,077
Walter Energy, Inc.	24,661	1,500,622	18,171	1,105,705	9,687	589,454
Williams Cos., Inc. (The)	73,200	1,338,096	56,800	1,038,304	30,000	548,400
Yanzhou Coal Mining Co., Ltd.
(China)	24,000	46,159	20,000	38,466	12,000	23,080
		79,380,581		50,015,578		26,471,558

Financials		9.1%		6.3%		4.3%
3i Group PLC (United Kingdom)	112,322	443,171	56,402	222,536	23,359	92,164
ACE, Ltd.	6,196	318,970	4,539	233,668	3,821	196,705
AerCap Holdings NV (Netherlands)
(NON)	97,534	1,012,403	64,775	672,365	30,475	316,331
Affiliated Managers Group (NON)	7,600	461,852	5,800	352,466	3,100	188,387
Aflac, Inc.	51,100	2,180,437	38,700	1,651,329	20,900	891,803
African Bank Investments, Ltd.
(South Africa)	217,451	853,248	--	--	--	--
Agree Realty Corp. (R)	10,207	238,027	7,048	164,359	3,032	70,706
Allianz SE (Germany)	2,995	297,733	1,995	198,323	1,366	135,794
Allied World Assurance Company
Holdings, Ltd. (Bermuda)	20,214	917,311	14,968	679,248	7,565	343,300
American Capital Agency Corp. (R)	7,871	207,952	5,058	133,632	2,439	64,438
American Equity Investment Life
Holding Co.	46,065	475,391	30,839	318,258	14,761	152,334
American Express Co.	58,300	2,314,510	43,300	1,719,010	24,100	956,770
American Safety Insurance
Holdings, Ltd. (NON)	16,507	259,490	10,790	169,619	5,215	81,980
Ameriprise Financial, Inc.	12,800	462,464	9,700	350,461	5,100	184,263
Anworth Mortgage Asset Corp. (R)	27,180	193,522	17,524	124,771	8,467	60,285
Apartment Investment & Management
Co. Class A (R)	30,000	581,100	22,200	430,014	12,400	240,188
Ashford Hospitality Trust, Inc.
(NON)(R)	44,989	329,769	29,420	215,649	14,266	104,570
Aspen Insurance Holdings, Ltd.
(Bermuda)	35,181	870,378	25,762	637,352	13,138	325,034
Assicurazioni Generali SpA (Italy)	116,826	2,040,989	58,579	1,023,394	25,724	449,407
Australia & New Zealand Banking
Group, Ltd. (Australia)	197,931	3,565,946	103,321	1,861,442	50,941	917,759
AXA SA (France)	42,298	642,221	31,012	470,863	25,347	384,850
Banca Monte dei Paschi di Siena
SpA (Italy) (NON)	563,068	638,246	276,191	313,067	120,029	136,055
Banco Bilbao Vizcaya Argentaria SA
(BBVA) (Spain)	12,444	128,525	9,290	95,950	7,825	80,819
Banco Bradesco SA ADR (Brazil)	117,690	1,866,563	--	--	--	--
Banco do Brasil SA (Brazil)	18,200	249,301	12,900	176,703	11,300	154,786
Banco Latinoamericano de
Exportaciones SA Class E (Panama)	36,138	451,364	24,516	306,205	11,495	143,573
Banco Popolare SC (Italy)	204,144	1,123,162	101,407	557,922	43,674	240,286
Banco Santander Brasil SA ADS
(Brazil)	156,519	1,616,841	15,059	155,559	11,670	120,551
Banco Santander Central Hispano SA
(Spain)	68,346	719,001	50,841	534,848	42,028	442,135
Bank Mandiri Persero Tbk PT
(Indonesia)	881,500	573,952	--	--	--	--
Bank of America Corp.	366,805	5,270,988	273,334	3,927,810	150,961	2,169,310
Bank of Baroda (India)	61,805	928,128	16,674	250,394	12,924	194,080
Bank of Hawaii Corp.	14,500	701,075	11,300	546,355	5,900	285,265
Bank of New York Mellon Corp. (The)	31,400	775,266	24,900	614,781	12,300	303,687
Bank of the Ozarks, Inc. (SG) (SB)	11,521	408,650	7,831	277,766	3,699	131,204
Bank Rakyat Indonesia (Indonesia)	995,500	1,005,495	146,500	147,971	113,500	114,640
Bankinter SA (Spain)	114,926	699,107	58,680	356,956	25,339	154,140
Bar Harbor Bankshares	3,227	80,578	2,106	52,587	1,007	25,145
Barclays PLC (United Kingdom)	921,595	3,657,719	526,863	2,091,067	306,270	1,215,555
Berkshire Hathaway, Inc. Class B
(NON)	42,400	3,378,856	32,100	2,558,049	17,300	1,378,637
BlackRock, Inc.	2,900	415,860	2,100	301,140	1,200	172,080
BNP Paribas SA (France)	54,443	2,910,280	30,370	1,623,445	16,946	905,858
Brookfield Properties Corp. (R)	19,976	280,955	14,385	202,320	12,149	170,871
Calamos Asset Management, Inc.
Class A	18,728	173,796	12,247	113,652	5,938	55,105
Capital One Financial Corp.	12,900	519,870	9,900	398,970	5,200	209,560
Cardtronics, Inc. (NON)	11,803	152,967	7,969	103,278	3,690	47,822
CB Richard Ellis Group, Inc.
Class A (NON)	81,900	1,114,659	65,000	884,650	32,900	447,769
CBL & Associates Properties, Inc.
(R)	26,255	326,612	16,874	209,913	8,226	102,331

CFS Retail Property Trust
(Australia) (R)	694,820	1,104,919	344,867	548,415	152,860	243,082
Cheung Kong Holdings, Ltd. (Hong
Kong)	37,000	425,148	19,000	218,319	8,000	91,924
Chimera Investment Corp. (R)	132,900	479,769	97,900	353,419	54,700	197,467
China Construction Bank Corp.
(China)	3,323,000	2,674,012	440,000	354,067	348,000	280,035
China Pacific Insurance Group Co.,
Ltd. (China) (NON)	14,200	55,979	11,000	43,364	9,200	36,268
China Resources Land, Ltd. (China)	302,000	567,005	--	--	--	--
Citigroup, Inc. (NON)	368,530	1,385,673	298,132	1,120,976	138,149	519,440
CNA Surety Corp. (NON)	12,377	198,898	8,308	133,510	3,901	62,689
CNO Financial Group, Inc. (NON)	33,949	168,048	22,091	109,350	10,803	53,475
Commercial International Bank
(Egypt)	42,530	502,844	--	--	--	--
Corporacion GEO SAB de CV Ser. B
(Mexico) (NON)	227,100	607,346	--	--	--	--
Credicorp, Ltd. (Peru)	6,599	599,783	--	--	--	--
Credit Agricole SA (France)	39,308	402,833	19,750	202,400	8,180	83,830
Credit Suisse Group (Switzerland)	48,277	1,814,936	25,175	946,435	12,071	453,800
Danske Bank A/S (Denmark) (NON)	73,314	1,409,622	36,761	706,811	15,377	295,657
DBS Group Holdings, Ltd.
(Singapore)	330,000	3,203,183	174,500	1,693,804	87,500	849,329
Deutsche Boerse AG (Germany)	2,880	175,180	2,146	130,533	1,643	99,938
Dexus Property Group (Australia)	155,594	100,536	115,959	74,926	94,149	60,834
Digital Realty Trust, Inc. (R)
(SG) (SB)	11,900	686,392	9,400	542,192	4,700	271,096
DnB NOR ASA (Norway)	35,877	345,683	25,911	249,658	21,877	210,790
Dollar Financial Corp. (NON) (SG)
(SC)	8,184	161,961	5,457	107,994	2,559	50,643
E-House China Holdings, Ltd. ADS
(China) (SG)	38,000	562,780	--	--	--	--
EFG Eurobank Ergasias (Greece)
(NON)	63,552	282,375	31,757	141,103	13,345	59,295
Endurance Specialty Holdings, Ltd.
(Bermuda)	14,100	529,173	10,600	397,818	5,800	217,674
Evercore Partners, Inc. Class A	12,856	300,188	8,536	199,316	4,003	93,470
Everest Re Group, Ltd.	12,300	869,856	9,300	657,696	4,900	346,528
Financial Institutions, Inc.	13,252	235,356	8,648	153,588	4,167	74,006
First Bancorp	10,823	156,825	7,112	103,053	3,213	46,556
First Financial Bancorp	14,838	221,828	9,675	144,641	4,702	70,295
First Industrial Realty Trust
(NON)(R)	18,003	86,774	11,753	56,649	5,618	27,079
First Mercury Financial Corp.	9,433	99,801	6,095	64,485	3,320	35,126
FirstRand, Ltd. (South Africa)	247,055	577,063	--	--	--	--
Flagstone Reinsurance Holdings SA
(Luxembourg)	24,083	260,578	15,599	168,781	7,649	82,762
Flushing Financial Corp.	23,269	284,580	15,104	184,722	7,193	87,970
Fortis (Belgium)	169,751	379,564	86,422	193,240	35,792	80,031
Franklin Resources, Inc.	7,300	629,187	5,800	499,902	2,900	249,951
Glimcher Realty Trust (R)	49,532	296,201	32,383	193,650	15,375	91,943
Goldman Sachs Group, Inc. (The)	20,704	2,717,814	16,049	2,106,752	8,400	1,102,668
Grupo Financiero Banorte SA de CV
(Mexico)	193,550	734,959	--	--	--	--
Guangzhou R&F Properties Co., Ltd.
(China) (SG)	568,000	718,143	--	--	--	--
Hang Lung Group, Ltd. (Hong Kong)	60,000	323,232	29,000	156,229	11,000	59,259
HRPT Properties Trust (R)	182,250	1,131,773	131,343	815,640	72,832	452,287
HSBC Holdings PLC (United Kingdom)	124,631	1,138,268	91,463	835,341	76,269	696,573
Hudson City Bancorp, Inc.	197,900	2,422,296	152,900	1,871,496	79,400	971,856
ICICI Bank, Ltd. (India)	38,879	712,939	--	--	--	--
Industrial & Commercial Bank
of China (China)	2,808,000	2,038,786	--	--	--	--
ING Groep NV (Netherlands) (NON)	22,585	167,874	16,855	125,283	14,197	105,526
Insurance Australia Group, Ltd.
(Australia)	178,154	508,600	90,963	259,684	38,362	109,517
International Bancshares Corp.	16,688	278,523	11,366	189,699	4,930	82,282
Investment Technology Group, Inc.
(NON)	24,565	394,514	19,049	305,927	10,416	167,281
Irish Life & Permanent PLC
(Ireland) (NON)	73,332	134,624	52,358	96,120	42,054	77,204
Japan Retail Fund Investment Corp.
(Japan) (R)	212	257,514	151	183,418	127	154,265
Jones Lang LaSalle, Inc.	15,700	1,030,548	11,600	761,424	6,400	420,096
JPMorgan Chase & Co.	197,974	7,247,828	151,598	5,550,003	80,482	2,946,446
Kinnevik Investment AB Class B
(Sweden)	135,100	2,168,017	67,700	1,086,415	29,800	478,215
Lexington Realty Trust (R)	38,421	230,910	25,974	156,104	11,441	68,760
Loews Corp.	28,200	939,342	20,900	696,179	11,400	379,734
LSR Group GDR (Russia) (NON)	84,016	625,567	--	--	--	--
LTC Properties, Inc. (R)	14,441	350,483	9,336	226,585	4,481	108,754
Maiden Holdings, Ltd. (Bermuda)	21,967	144,323	14,363	94,365	6,954	45,688
Merchants Bancshares, Inc.	6,033	134,053	3,935	87,436	1,911	42,462
MGIC Investment Corp. (NON)	17,945	123,641	11,722	80,765	5,664	39,025
Mitsubishi UFJ Financial Group,
Inc. (Japan)	33,600	152,176	25,900	117,303	21,800	98,734
Morgan Stanley	20,546	476,873	15,092	350,285	8,322	193,154
National Australia Bank, Ltd.
(Australia)	7,295	141,414	5,749	111,445	4,842	93,862
National Bank of Canada (Canada)	7,329	375,431	5,256	269,241	4,422	226,519
National Bank of Greece SA
(Greece) (NON)	7,653	83,484	5,899	64,350	4,969	54,205
National Health Investors, Inc. (R)	15,314	590,508	9,797	377,772	4,818	185,782
Nelnet, Inc. Class A	27,088	522,257	17,653	340,350	8,495	163,784
NYSE Euronext	28,300	781,929	20,800	574,704	11,700	323,271
Och-Ziff Capital Management Group
Class A	15,236	191,821	10,304	129,727	4,780	60,180
Ocwen Financial Corp. (NON)	35,833	365,138	23,519	239,659	11,309	115,239
Old Mutual PLC (South Africa)	272,757	417,684	139,483	213,596	57,768	88,463
Omega Healthcare Investors, Inc.
(R)	10,856	216,360	7,050	140,507	3,356	66,885
Oppenheimer Holdings, Inc. Class A	7,580	181,541	4,943	118,385	2,391	57,264
ORIX Corp. (Japan)	6,240	452,819	4,560	330,906	3,690	267,773
Oversea-Chinese Banking Corp.,
Ltd. (Singapore)	119,000	749,359	60,000	377,828	25,000	157,428
Park National Corp.	3,526	229,331	2,301	149,657	1,103	71,739
PDG Realty SA Empreendimentos e
Participacoes (Brazil)	108,193	916,263	--	--	--	--
Pico Holdings, Inc. (NON)	8,622	258,401	7,223	216,473	4,127	123,686
Ping An Insurance (Group) Co.,
of China, Ltd. (China)	161,000	1,297,770	19,000	153,153	14,500	116,880
Platinum Underwriters Holdings,
Ltd. (Bermuda)	5,942	215,635	3,832	139,063	1,843	66,882
PNC Financial Services Group, Inc.	19,600	1,107,400	14,600	824,900	8,100	457,650
Principal Financial Group	39,500	925,880	31,000	726,640	15,800	370,352
Protective Life Corp.	10,250	219,248	6,691	143,120	3,231	69,111
Prudential Financial, Inc.	17,300	928,318	12,900	692,214	6,600	354,156
Prudential PLC (United Kingdom)	37,357	280,304	26,937	202,119	22,605	169,614
PS Business Parks, Inc. (R)	6,965	388,508	4,472	249,448	2,189	122,102
Public Storage (R)	14,100	1,239,531	11,100	975,801	5,700	501,087
QBE Insurance Group, Ltd.
(Australia)	7,984	121,936	4,364	66,649	1,494	22,817
Renhe Commercial Holdings Co.,
Ltd. (China)	1,144,000	237,088	820,000	169,941	662,000	137,196
Resolution, Ltd. (Guernsey)	424,086	399,373	210,926	198,635	91,422	86,095
Royal Bank of Canada (Canada)	6,341	302,450	4,863	231,953	3,958	188,786
Saul Centers, Inc. (R)	5,198	211,195	3,376	137,167	1,607	65,292
Sberbank RF (Russia)	718,797	1,724,014	55,552	133,240	43,062	103,283
Shinhan Financial Group Co., Ltd.
(South Korea)	47,950	1,765,934	4,400	162,046	3,780	139,212
SLM Corp. (NON)	62,800	652,492	46,500	483,135	26,500	275,335
Societe Generale (France)	6,987	284,548	5,078	206,803	4,194	170,802
Soho China, Ltd. (China)	611,000	353,570	453,500	262,429	356,500	206,297
Southside Bancshares, Inc.	11,403	223,955	7,386	145,061	3,617	71,038
Standard Bank Investment Corp.,
Ltd. (South Africa)	53,327	706,483	--	--	--	--
State Street Corp.	8,447	285,678	6,038	204,205	3,456	116,882
Suffolk Bancorp	4,650	143,871	3,034	93,872	1,455	45,018
Sumitomo Mitsui Financial Group,
Inc. (Japan)	15,600	440,001	11,300	318,718	9,300	262,308
Swiss Life Holding AG
(Switzerland) (NON)	12,201	1,168,106	6,047	578,931	2,572	246,240
SWS Group, Inc.	12,225	116,138	7,842	74,499	3,832	36,404
Toronto-Dominion Bank (Canada)	8,657	561,795	6,281	407,605	5,264	341,607
Transatlantic Holdings, Inc.	10,600	508,376	8,100	388,476	4,400	211,024
Travelers Cos., Inc. (The)	58,618	2,886,937	44,047	2,169,315	23,936	1,178,848
Turkiye Garanti Bankasi AS (Turkey)	102,703	426,068	--	--	--	--
U.S. Bancorp	98,022	2,190,792	77,485	1,731,790	39,243	877,081
UniCredito Italiano SpA (Italy)	985,890	2,190,889	533,265	1,185,045	273,518	607,824
Universal Health Realty Income
Trust (R)	3,380	108,599	2,180	70,043	1,053	33,833
Universal Insurance Holdings, Inc.	30,236	126,386	19,425	81,197	9,511	39,756
UOL Group, Ltd. (Singapore)	78,000	210,567	39,000	105,283	16,000	43,193
Uranium Participation Corp.
(Canada) (NON)	7,224	38,398	5,822	30,946	3,327	17,684
Urstadt Biddle Properties, Inc.
Class A (R)	10,765	173,639	6,958	112,233	3,341	53,890
Waddell & Reed Financial, Inc.
Class A	21,700	474,796	17,100	374,148	8,800	192,544
Wells Fargo & Co.	177,285	4,538,496	133,779	3,424,742	70,583	1,806,925
Westpac Banking Corp. (Australia)	150,423	2,665,833	75,425	1,336,700	33,122	586,996
Wilshire Bancorp, Inc.	19,230	168,263	12,456	108,990	5,572	48,755
Woori Finance Holdings Co., Ltd.

(South Korea)	63,380	746,511	20,760	244,518	16,540	194,814
World Acceptance Corp. (NON) (SB)	9,785	374,863	6,398	245,107	3,098	118,684
XL Capital, Ltd. Class A	54,700	875,747	41,200	659,612	22,400	358,624
Zurich Financial Services AG
(Switzerland)	3,693	810,880	2,704	593,723	2,216	486,572
		141,271,200		79,775,202		43,436,674

Health care		5.6%		4.9%		3.3%
Abbott Laboratories	68,700	3,213,786	53,600	2,507,408	27,900	1,305,162
Actelion NV (Switzerland) (NON)	10,176	379,584	5,214	194,492	2,160	80,572
Aetna, Inc.	72,527	1,913,262	53,273	1,405,342	29,879	788,208
Affymetrix, Inc. (NON)	3,851	22,721	3,075	18,143	1,920	11,328
AGA Medical Holdings, Inc. (NON)	6,108	77,511	4,211	53,438	1,909	24,225
Alapis Holding Industrial and
Commercial SA (Greece) (F) (NON)	136,514	348,527	101,646	259,507	77,797	198,620
Alfresa Holdings Corp. (Japan)	15,900	766,303	8,000	385,561	3,400	163,863
Allergan, Inc.	35,200	2,050,752	26,100	1,520,586	14,500	844,770
Alliance Imaging, Inc. (NON)	51,504	208,076	33,870	136,835	16,254	65,666
Allscripts-Misys Healthcare
Solutions, Inc. (NON)	13,817	222,454	11,544	185,858	6,820	109,802
AMAG Pharmaceuticals, Inc. (NON)	6,692	229,870	5,344	183,566	3,337	114,626
Amedisys, Inc. (NON)	5,896	259,247	3,907	171,791	1,839	80,861
AmerisourceBergen Corp.	49,000	1,555,750	38,000	1,206,500	20,100	638,175
Amgen, Inc. (NON)	81,205	4,271,383	65,787	3,460,396	31,935	1,679,781
AmSurg Corp. (NON)	7,197	128,251	4,835	86,160	2,196	39,133
Amylin Pharmaceuticals, Inc. (NON)	6,975	131,130	4,710	88,548	2,163	40,664
Assisted Living Concepts, Inc.
Class A (NON)	10,185	301,374	8,533	252,491	4,894	144,813
Astellas Pharma, Inc. (Japan)	19,900	664,905	14,700	491,161	11,700	390,924
AstraZeneca PLC (United Kingdom)	95,052	4,471,159	47,661	2,241,930	20,930	984,528
athenahealth, Inc. (NON) (SG) (SB)	6,970	182,126	5,802	151,606	3,427	89,548
Auxilium Pharmaceuticals, Inc.
(NON)	4,390	103,165	3,007	70,665	1,359	31,937
Baxter International, Inc.	13,958	567,253	10,475	425,704	5,102	207,345
Beckman Coulter, Inc.	451	27,191	360	21,704	225	13,565
Bio-Rad Laboratories, Inc. Class A
(NON)	488	42,207	390	33,731	243	21,017
Biogen Idec, Inc. (NON)	13,228	627,669	9,982	473,646	4,381	207,878
BioInvent International AB
(Sweden) (NON)	6,230	23,957	4,975	19,131	3,107	11,948
BioMarin Pharmaceuticals, Inc.
(NON)	6,516	123,543	4,345	82,381	2,041	38,697
Biotest AG (Preference) (Germany)	5,982	246,135	4,463	183,635	4,257	175,159
Biovail Corp. (Canada)	12,080	232,419	8,158	156,960	3,747	72,092
Bristol-Myers Squibb Co.	128,396	3,202,196	100,308	2,501,682	49,074	1,223,906
Brookdale Senior Living, Inc. (NON)	31,935	479,025	26,753	401,295	15,345	230,175
Bruker BioSciences Corp. (NON)	22,402	272,408	15,369	186,887	7,489	91,066
Cardinal Health, Inc.	53,400	1,794,774	39,700	1,334,317	21,800	732,698
Celera Corp.	4,519	29,599	3,609	23,639	2,254	14,764
Cephalon, Inc. (NON)	30,850	1,750,738	23,917	1,357,290	12,599	714,993
Cepheid, Inc. (NON)	1,924	30,822	1,537	24,623	960	15,379
Cerner Corp. (NON)	4,186	317,676	3,485	264,477	2,059	156,258
Charles River Laboratories
International, Inc. (NON)	7,350	251,444	4,963	169,784	2,296	78,546
Coloplast A/S Class B (Denmark)	6,309	626,976	3,227	320,693	1,337	132,868
Compugen, Ltd. (Israel) (NON)	6,146	20,466	4,908	16,344	3,065	10,206
Computer Programs & Systems, Inc.	4,150	169,818	3,422	140,028	2,022	82,740
Continucare Corp. (NON)	41,757	139,886	28,189	94,433	13,032	43,657
Cooper Companies, Inc. (The)	6,829	271,726	4,610	183,432	2,146	85,389
Covidien PLC (Ireland)	8,488	341,048	6,366	255,786	4,799	192,824
Cubist Pharmaceuticals, Inc. (NON)	7,129	146,857	4,999	102,979	2,088	43,013
Dendreon Corp. (NON)	5,475	177,007	3,738	120,850	1,623	52,472
Eclipsys Corp. (NON)	13,825	246,638	11,586	206,694	6,844	122,097
Eli Lilly & Co.	29,186	977,731	22,775	762,963	11,799	395,267
Emeritus Corp. (NON) (SB)	20,068	327,309	16,811	274,187	9,643	157,277
Endo Pharmaceuticals Holdings,
Inc. (NON)	19,282	420,733	12,713	277,398	5,919	129,153
Ensign Group, Inc. (The)	2,780	45,926	2,328	38,459	1,335	22,054
Enzo Biochem, Inc. (NON)	4,997	20,338	3,990	16,239	2,492	10,142
Enzon Pharmaceuticals, Inc. (NON)	20,070	213,746	13,804	147,013	6,230	66,350
Exelixis, Inc. (NON)	25,745	89,335	17,241	59,826	7,962	27,628
Forest Laboratories, Inc. (NON)	15,089	413,891	11,332	310,837	6,124	167,981
Fujirebio, Inc. (Japan)	11,100	332,240	8,000	239,452	6,900	206,527
Gen-Probe, Inc. (NON)	1,057	48,009	844	38,334	527	23,936
Genomic Health, Inc. (NON)	1,577	20,391	1,259	16,279	786	10,163
Gentiva Health Services, Inc. (NON)	13,095	353,696	8,675	234,312	4,130	111,551
Genzyme Corp. (NON)	12,262	622,542	9,584	486,580	5,008	254,256
Gilead Sciences, Inc. (NON)	63,600	2,180,208	47,600	1,631,728	26,900	922,132
GlaxoSmithKline PLC (United
Kingdom)	182,645	3,098,735	91,582	1,553,770	40,435	686,016
Harvard Bioscience, Inc. (NON)	7,741	27,558	6,182	22,008	3,861	13,745
Health Management Associates, Inc.
Class A (NON)	179,961	1,398,297	132,450	1,029,137	67,478	524,304
HealthSouth Corp. (NON)	10,559	197,559	7,043	131,775	3,311	61,949
HealthSpring, Inc. (NON)	14,258	221,142	9,300	144,243	4,480	69,485
Helicos BioSciences Corp. (NON)	34,968	15,543	27,925	12,413	17,441	7,753
Hi-Tech Pharmacal Co., Inc. (NON)	8,691	199,111	5,829	133,542	2,707	62,017
Hospira, Inc. (NON)	25,400	1,459,230	19,600	1,126,020	10,500	603,225
Human Genome Sciences, Inc. (NON)	6,459	146,361	4,362	98,843	2,003	45,388
Humana, Inc. (NON)	43,000	1,963,810	32,400	1,479,708	17,700	808,359
Illumina, Inc. (NON)	1,525	66,383	1,218	53,020	760	33,083
Ironwood Pharmaceuticals, Inc.
(NON)	8,836	105,325	5,927	70,650	2,752	32,804
Jazz Pharmaceuticals, Inc. (NON)	41,707	326,566	27,708	216,954	13,048	102,166
Johnson & Johnson	88,733	5,240,571	67,580	3,991,275	35,609	2,103,068
Kensey Nash Corp. (NON)	8,799	208,624	5,902	139,936	2,727	64,657
Kindred Healthcare, Inc. (NON)	21,679	278,358	18,161	233,187	10,417	133,754
Kinetic Concepts, Inc. (NON)	12,589	459,624	8,508	310,627	3,961	144,616
King Pharmaceuticals, Inc. (NON)	68,000	516,120	50,500	383,295	28,800	218,592
Laboratory Corp. of America
Holdings (NON)	14,000	1,054,900	10,700	806,245	5,700	429,495
LHC Group, Inc. (NON)	4,470	124,043	3,018	83,750	1,384	38,406
Life Technologies Corp. (NON)	1,515	71,584	1,209	57,125	755	35,674
Lincare Holdings, Inc. (NON) (SB)	71,968	2,339,680	53,949	1,753,882	27,690	900,202
Magellan Health Services, Inc.
(NON)	8,243	299,386	5,484	199,179	2,598	94,359
Martek Biosciences Corp. (NON)
(SG) (SB) (SC)	17,387	412,246	12,916	306,238	7,051	167,179
McKesson Corp.	52,315	3,513,475	41,378	2,778,946	21,545	1,446,962
Medco Health Solutions, Inc. (NON)	38,000	2,093,040	29,400	1,619,352	15,500	853,740
Medical Action Industries, Inc.
(NON)	19,457	233,289	12,975	155,570	6,097	73,103
Medicis Pharmaceutical Corp.
Class A	18,016	394,190	11,918	260,766	5,689	124,475
Medtronic, Inc.	13,573	492,293	10,273	372,602	5,669	205,615
Merck & Co., Inc.	43,218	1,511,333	34,299	1,199,436	16,988	594,070
Mettler-Toledo International, Inc.
(NON)	525	58,606	419	46,773	262	29,247
Nanosphere, Inc. (NON)	6,844	29,840	5,466	23,832	3,414	14,885
Nippon Shinyaku Co., Ltd. (Japan)	34,000	386,195	25,000	283,967	19,000	215,815
Novartis AG (Switzerland)	55,614	2,698,945	31,312	1,519,570	18,108	878,780
Obagi Medical Products, Inc. (NON)	17,515	207,027	11,428	135,079	5,483	64,809
OraSure Technologies, Inc. (NON)	43,220	200,109	28,844	133,548	13,426	62,162
Pall Corp.	5,532	190,135	4,634	159,271	2,648	91,012
Par Pharmaceutical Cos., Inc. (NON)	26,428	686,071	17,680	458,973	8,277	214,871
PerkinElmer, Inc.	2,096	43,324	1,673	34,581	1,045	21,600
Perrigo Co.	21,000	1,240,470	16,000	945,120	8,500	502,095
Pfizer, Inc.	84,419	1,203,815	64,423	918,672	28,369	404,542
Providence Service Corp. (The)
(NON)	9,043	126,602	6,032	84,448	2,847	39,858
QIAGEN NV (Netherlands) (NON)	2,693	51,759	2,151	41,342	1,343	25,812
Quality Systems, Inc.	4,186	242,746	3,522	204,241	2,081	120,677
Questcor Pharmaceuticals, Inc.
(NON)	20,792	212,286	14,154	144,512	6,405	65,395
Roche Holding AG (Switzerland)	18,315	2,515,782	12,338	1,694,770	8,955	1,230,075
Salix Pharmaceuticals, Ltd. (NON)	5,063	197,609	3,457	134,927	1,554	60,653
Sanofi-Aventis (France)	38,694	2,336,032	19,402	1,171,336	8,683	524,210
Sciclone Pharmaceuticals, Inc.
(NON) (SG) (SB)	26,829	71,365	18,149	48,276	8,416	22,387
Sinovac Biotech, Ltd. (China) (NON)	55,704	257,910	41,992	194,423	32,897	152,313
Sirona Dental Systems, Inc. (NON)	3,897	135,771	2,599	90,549	1,220	42,505
Skilled Healthcare Group, Inc.
Class A (NON)	5,244	35,607	4,393	29,828	2,520	17,111
Somaxon Pharmaceuticals, Inc.
(NON) (SG)	18,402	66,247	12,446	44,806	5,776	20,794
Steris Corp.	8,685	269,930	5,733	178,182	2,720	84,538
Sun Healthcare Group, Inc. (NON)	29,379	237,382	24,612	198,865	14,117	114,065
Suzuken Co., Ltd. (Japan)	34,000	1,137,559	20,900	699,264	12,600	421,566
Talecris Biotherapeutics Holdings
Corp. (NON)	4,614	97,355	2,948	62,203	1,506	31,777
Tanabe Seiyaku Co., Ltd. (Japan)	18,000	273,881	13,000	197,803	10,000	152,156
Techne Corp.	749	43,030	598	34,355	373	21,429
Teva Pharmaceutical Industries,
Ltd. ADR (Israel)	5,818	302,478	4,344	225,845	3,313	172,243
Thermo Fisher Scientific, Inc.
(NON)	967	47,431	772	37,867	482	23,642
UCB SA (Belgium)	12,554	393,757	9,738	305,433	7,620	239,002
United Therapeutics Corp. (NON)	4,465	217,937	3,082	150,432	1,394	68,041
UnitedHealth Group, Inc.	46,951	1,333,408	36,076	1,024,558	18,958	538,407
Valeant Pharmaceuticals
International (NON)	24,098	1,260,084	17,457	912,827	8,993	470,244
Vanda Pharmaceuticals, Inc. (NON)	14,757	97,544	9,839	65,036	4,622	30,551

Viropharma, Inc. (NON)	28,732	322,086	19,067	213,741	8,945	100,273
Waters Corp. (NON)	658	42,573	525	33,968	328	21,222
West Pharmaceutical Services, Inc.	3,539	129,138	2,360	86,116	1,108	40,431
Young Innovations, Inc.	10,200	287,130	7,021	197,641	3,157	88,870
		87,882,241		62,598,190		33,220,701

Technology		8.6%		7.2%		5.0%
3PAR, Inc. (NON) (SB) (SC)	25,527	237,656	21,384	199,085	12,218	113,750
A123 Systems, Inc. (NON) (SG) (SB)	5,933	55,948	4,960	46,773	2,973	28,035
Acme Packet, Inc. (NON)	12,948	348,042	8,689	233,560	4,038	108,541
Acxiom Corp. (NON)	12,825	188,399	8,319	122,206	4,087	60,038
Adobe Systems, Inc. (NON)	15,974	422,193	13,382	353,686	7,646	202,084
Advanced Battery Technologies,
Inc. (NON)	24,545	80,508	20,135	66,043	11,505	37,736
Advanced Semiconductor Engineering
Inc. (Taiwan)	506,000	399,901	--	--	--	--
Agilent Technologies, Inc. (NON)	17,747	504,547	13,615	387,074	7,321	208,136
Akamai Technologies, Inc. (NON)	27,520	1,116,486	22,120	897,408	13,978	567,087
Altek Corp. (Taiwan)	98,000	126,112	73,000	93,941	61,000	78,498
Amkor Technologies, Inc. (NON)	19,525	107,583	12,744	70,219	6,096	33,589
Anixter International, Inc. (NON)	10,254	436,820	6,747	287,422	3,236	137,854
ANSYS, Inc. (NON)	4,776	193,762	3,303	134,003	1,482	60,125
Apple, Inc. (NON)	32,353	8,137,750	24,683	6,208,515	12,817	3,223,860
ArcSight, Inc. (NON)	12,293	275,240	9,842	220,362	6,147	137,631
ARRIS Group, Inc. (NON)	23,790	242,420	15,797	160,971	7,385	75,253
Arrow Electronics, Inc. (NON)	27,000	603,450	20,100	449,235	11,000	245,850
AsiaInfo Holdings, Inc. (China)
(NON)	30,948	676,523	--	--	--	--
Asustek Computer, Inc. (Taiwan)	25,000	184,426	18,000	132,787	14,000	103,279
Autonomy Corp. PLC (United
Kingdom) (NON)	15,864	428,614	12,212	329,944	9,144	247,053
Avnet, Inc. (NON)	36,928	890,334	29,355	707,749	14,463	348,703
Badger Meter, Inc.	5,019	194,185	4,205	162,691	2,403	92,972
Black Box Corp.	9,283	258,903	6,152	171,579	3,014	84,060
Blue Coat Systems, Inc. (NON)	7,567	154,594	6,043	123,458	3,774	77,103
BMC Software, Inc. (NON)	43,389	1,502,561	33,886	1,173,472	17,066	590,996
BYD Co., Ltd. (China) (SG) (SB)
(SC)	38,500	283,786	31,000	228,503	19,500	143,736
CACI International, Inc. Class A
(NON)	3,411	144,899	2,681	113,889	1,674	71,112
Cavium Networks, Inc. (NON)	19,414	508,453	13,021	341,020	6,048	158,397
Check Point Software Technologies,
Ltd. (Israel) (NON)	10,223	301,374	8,204	241,854	5,124	151,056
Checkpoint Systems, Inc. (NON)	22,395	388,777	15,172	263,386	7,027	121,989
China BAK Battery, Inc. (China)
(NON) (SG)	33,200	57,768	29,000	50,460	15,400	26,796
Cirrus Logic, Inc. (NON)	11,968	189,214	8,076	127,682	3,765	59,525
Cisco Systems, Inc. (NON)	254,089	5,414,637	193,118	4,115,345	104,963	2,236,762
Citrix Systems, Inc. (NON)	22,861	965,420	19,151	808,747	10,942	462,081
Compal Electronics, Inc. (Taiwan)	196,000	233,676	141,000	168,104	119,000	141,875
Computershare Ltd. (Australia)	124,119	1,102,013	62,936	558,789	26,066	231,432
Concur Technologies, Inc. (NON)	15,341	654,754	12,852	548,523	7,343	313,399
Convergys Corp. (NON)	93,773	919,913	69,696	683,718	35,828	351,473
Coretronic Corporation (Taiwan)	536,000	787,231	--	--	--	--
CSG Systems International, Inc.
(NON)	28,122	515,476	18,404	337,345	8,738	160,168
DDi Corp. (NON)	11,530	86,821	7,779	58,576	3,626	27,304
Dell, Inc. (NON)	42,463	512,104	33,833	408,026	16,802	202,632
EMC Corp. (NON)	47,144	862,735	39,494	722,740	22,566	412,958
Emdeon, Inc. Class A (NON)	15,391	192,849	12,812	160,534	7,568	94,827
Ener1, Inc. (NON)	20,202	68,283	16,216	54,810	10,080	34,070
Energy Conversion Devices, Inc.
(NON)	7,236	29,668	5,726	23,477	3,559	14,592
EnerSys (NON)	19,514	417,014	13,822	295,376	7,165	153,116
Entegris, Inc. (NON)	42,099	167,133	28,400	112,748	13,059	51,844
Epistar Corp. 144A GDR (Taiwan) (F)	2,269	29,659	1,824	23,842	1,295	16,927
F-Secure OYJ (Finland)	17,911	45,502	14,304	36,339	8,933	22,694
F5 Networks, Inc. (NON)	20,303	1,392,177	15,844	1,086,423	9,650	661,701
Fair Isaac Corp.	8,987	195,827	5,865	127,798	2,851	62,123
Fairchild Semiconductor Intl.,
Inc. (NON)	45,151	379,720	29,999	252,292	14,034	118,026
FEI Co. (NON)	68,000	1,340,280	54,200	1,068,282	32,300	636,633
Fortinet, Inc. (NON) (SG) (SB)	15,019	246,912	11,994	197,181	7,491	123,152
Fujitsu, Ltd. (Japan)	549,000	3,445,920	305,000	1,914,400	170,000	1,067,043
Garmin, Ltd. (SG) (SB)	4,700	137,146	3,900	113,802	3,300	96,294
Global Defense Technology &
Systems, Inc. (NON)	17,652	225,416	11,899	151,950	5,479	69,967
Google, Inc. Class A (NON)	10,030	4,462,849	7,693	3,423,000	3,978	1,770,011
Greatbatch, Inc. (NON)	6,236	139,125	5,295	118,131	3,026	67,510
GS Yuasa Corp. (Japan) (SG) (SB)	29,000	189,166	24,000	156,551	14,000	91,322
Harris Corp.	31,685	1,319,680	24,690	1,028,339	12,981	540,659
HCL Technologies, Ltd. (India)	71,713	555,970	--	--	--	--
HealthStream, Inc. (NON)	27,078	124,559	22,540	103,684	13,315	61,249
Hewlett-Packard Co.	113,844	4,927,168	87,428	3,783,884	45,831	1,983,566
Hitachi, Ltd. (Japan) (NON)	706,000	2,557,983	354,000	1,282,615	155,000	561,597
IBM Corp.	76,320	9,423,994	58,315	7,200,736	30,695	3,790,219
Infospace, Inc. (NON)	32,524	244,580	21,637	162,710	10,229	76,922
Ingram Micro, Inc. Class A (NON)	45,800	695,702	34,900	530,131	18,500	281,015
Integrated Device Technology, Inc.
(NON)	81,500	403,425	63,500	314,325	33,100	163,845
Integrated Silicon Solutions, Inc.
(NON)	36,907	278,279	24,718	186,374	11,461	86,416
Intel Corp.	267,753	5,207,796	204,941	3,986,102	107,639	2,093,579
Intuit, Inc. (NON)	28,163	979,228	22,691	788,966	14,339	498,567
Ixia (NON)	17,337	148,925	11,698	100,486	5,453	46,841
JDS Uniphase Corp. (NON)	82,403	810,846	63,115	621,052	33,653	331,146
Johnson Matthey PLC (United
Kingdom)	51,922	1,150,886	26,324	583,489	10,903	241,672
Juniper Networks, Inc. (NON)	26,790	611,348	22,442	512,126	12,823	292,621
LDK Solar Co., Ltd. ADR (China)
(NON)	12,078	62,443	9,953	51,457	6,187	31,987
Lexmark International, Inc.
Class A (NON)	10,360	342,191	6,748	222,886	3,242	107,083
LG Electronics, Inc. (South Korea)	9,233	705,067	--	--	--	--
LivePerson, Inc. (NON)	29,366	201,451	19,830	136,034	9,089	62,351
Longtop Financial Technologies
Ltd. ADR (Hong Kong) (NON)	17,410	564,084	12,843	416,113	10,514	340,654
Macronix International Co., Ltd.
(Taiwan)	1,288,000	843,595	--	--	--	--
Magma Design Automation, Inc.
(NON) (SG) (SB) (SC)	50,859	144,440	34,353	97,563	15,743	44,710
Mantech International Corp.
Class A (NON)	6,597	280,834	5,250	223,493	3,279	139,587
Marvell Technology Group, Ltd.
(NON)	50,900	802,184	37,800	595,728	21,600	340,416
McAfee, Inc. (NON)	50,842	1,561,866	38,048	1,168,835	21,827	670,525
MEMC Electronic Materials, Inc.
(NON)	8,698	85,936	7,259	71,719	4,286	42,346
Microsoft Corp.	422,429	9,720,091	322,160	7,412,902	170,339	3,919,500
MicroStrategy, Inc. (NON)	4,881	366,514	3,242	243,442	1,537	115,413
Minebea Co., Ltd. (Japan)	30,000	165,243	23,000	126,686	17,000	93,638
Motech Industries, Inc. (Taiwan)	20,000	60,357	16,000	48,286	10,000	30,178
Multi-Fineline Electronix, Inc.
(NON)	5,583	139,352	3,772	94,149	1,746	43,580
National Semiconductor Corp.	133,629	1,798,646	106,296	1,430,744	52,524	706,973
NCI, Inc. (NON)	4,039	91,201	3,172	71,624	1,981	44,731
NCR Corp. (NON)	73,477	890,541	56,279	682,101	30,008	363,697
NetApp, Inc. (NON)	25,809	962,934	20,813	776,533	13,153	490,738
Netezza Corp. (NON)	17,476	239,072	11,887	162,614	5,363	73,366
Netgear, Inc. (NON)	10,451	186,446	7,131	127,217	3,207	57,213
NetSuite, Inc. (NON)	15,022	189,878	12,585	159,074	7,190	90,882
Network Engines, Inc (NON)	36,563	99,086	25,066	67,929	11,431	30,978
NVE Corp. (NON)	2,833	123,320	2,285	99,466	1,371	59,680
Omnicell, Inc. (NON)	16,458	192,394	13,980	163,426	8,284	96,840
ON Semiconductor Corp. (NON)	102,900	656,502	76,000	484,880	42,500	271,150
Open Text Corp. (Canada) (NON)	8,200	307,828	6,200	232,748	4,800	180,192
Oracle Corp.	185,838	3,988,083	139,549	2,994,722	73,886	1,585,594
Pixart Imaging, Inc. (Taiwan)	32,000	177,465	24,000	133,099	19,000	105,370
Plantronics, Inc.	11,713	334,992	7,911	226,255	3,681	105,277
PMC - Sierra, Inc. (NON)	28,709	215,892	19,382	145,753	8,975	67,492
Polycom, Inc. (NON)	22,109	658,627	14,627	435,738	6,956	207,219
Powertech Technology, Inc. (Taiwan)	192,000	532,147	--	--	--	--
PV Crystalox Solar PLC (United
Kingdom)	27,618	22,015	22,185	17,684	12,676	10,105
QLogic Corp. (NON)	67,974	1,129,728	50,616	841,238	26,304	437,172
Qualcomm, Inc.	36,794	1,208,315	27,122	890,686	15,605	512,468
Quantum Corp. (NON)	128,825	242,191	85,246	160,262	40,380	75,914
Quest Software, Inc. (NON) (SG)	49,343	890,148	32,478	585,903	15,566	280,811
Renesola, Ltd. ADR (China) (NON)	9,000	53,730	7,900	47,163	4,200	25,074
Renewable Energy Corp. AS (Norway)
(NON)	25,376	59,694	19,832	46,653	12,328	29,000
Roth & Rau AG (Germany) (NON)	1,770	47,905	1,499	40,571	857	23,195
Saft Groupe SA (France)	3,214	97,568	2,637	80,052	1,639	49,756
SAIC, Inc. (NON)	15,462	258,834	12,404	207,643	7,747	129,685
Salesforce.com, Inc. (NON) (SG)	13,143	1,127,932	10,560	906,259	6,673	572,677
Samsung Electronics Co., Ltd.
(South Korea)	3,319	2,083,960	--	--	--	--
Sanmina-SCI Corp. (NON)	19,279	262,387	13,013	177,107	5,979	81,374
Seagate Technology (NON)	134,200	1,749,968	99,100	1,292,264	54,900	715,896
Shanda Games, Ltd. ADR (China)
(NON)	21,218	123,277	15,897	92,362	12,416	72,137
Silicon Graphics International

Corp. (NON)	53,642	379,785	37,203	263,397	16,422	116,268
Silicon Laboratories, Inc. (NON)	8,081	327,765	5,419	219,795	2,504	101,562
Simplo Technology Co., Ltd.
(Taiwan)	16,000	86,629	13,000	70,386	8,000	43,314
Skyworks Solutions, Inc. (NON)	10,457	175,573	7,056	118,470	3,289	55,222
Skyworth Digital Holdings, Ltd.
(China)	214,000	140,744	160,000	105,229	126,000	82,868
SMART Modular Technologies WWH,
Inc. (NON)	34,093	199,444	22,586	132,128	11,033	64,543
Solarworld AG (Germany) (SG) (SB)
(SC)	4,570	50,556	3,878	42,901	2,290	25,333
Sourcefire, Inc. (NON)	11,894	225,986	9,473	179,987	5,916	112,404
STMicroelectronics NV (France)	270,389	2,144,447	135,578	1,075,265	59,853	474,692
STMicroelectronics NV (NY Reg
Shares) (France)	29,165	230,695	21,966	173,751	11,929	95,347
Super Micro Computer, Inc. (NON)	17,752	239,652	11,912	160,812	5,536	74,736
Symantec Corp. (NON)	200,781	2,786,840	158,674	2,202,395	83,755	1,162,519
Synchronoss Technologies, Inc.
(NON)	16,990	322,300	11,378	215,841	5,254	99,668
Taiwan Semiconductor Manufacturing
Co., Ltd. (Taiwan)	601,350	1,124,465	--	--	--	--
Tech Data Corp. (NON)	31,796	1,132,574	23,316	830,516	12,389	441,296
TeleCommunication Systems, Inc.
Class A (NON)	34,285	141,940	22,421	92,823	10,871	45,006
Teradata Corp. (NON)	36,400	1,109,472	27,000	822,960	15,400	469,392
Texas Instruments, Inc.	16,546	385,191	12,573	292,699	7,022	163,472
TIBCO Software, Inc. (NON)	61,235	738,494	40,832	492,434	18,363	221,458
Tokyo Electron, Ltd. (Japan)	5,500	296,751	3,900	210,424	3,300	178,051
Trend Micro, Inc. (Japan)	7,000	188,547	5,600	150,837	3,500	94,273
Tripod Technology Corp. (Taiwan)	196,000	727,085	--	--	--	--
TTM Technologies, Inc. (NON)	44,696	424,612	29,482	280,079	13,900	132,050
Ultralife Batteries, Inc. (NON)	10,671	45,885	9,133	39,272	5,219	22,442
Ultratech, Inc. (NON)	9,106	148,155	7,272	118,315	4,541	73,882
Unisys Corp. (NON)	18,916	349,757	12,433	229,886	5,854	108,240
United Online, Inc.	47,547	273,871	30,591	176,204	14,688	84,603
Valence Technology, Inc. (NON)	41,700	30,024	36,400	26,208	20,900	15,048
Veeco Instruments, Inc. (NON) (SG)
(SB) (SC)	33,101	1,134,702	25,065	859,228	14,588	500,077
Venture Corp., Ltd. (Singapore)	45,000	285,785	33,000	209,576	28,000	177,822
VeriFone Systems, Inc. (NON)	9,122	172,679	6,169	116,779	2,860	54,140
VeriSign, Inc. (NON)	11,001	292,077	8,814	234,012	5,505	146,158
Vishay Intertechnology, Inc. (NON)	96,100	743,814	73,900	571,986	38,900	301,086
VMware, Inc. Class A (NON) (SG)	41,037	2,568,506	32,561	2,037,993	17,646	1,104,463
Volterra Semiconductor Corp. (NON)	7,198	165,986	4,799	110,665	2,256	52,023
Watts Water Technologies, Inc.
Class A	9,039	259,058	7,573	217,042	4,327	124,012
Websense, Inc. (NON)	5,204	98,356	4,156	78,548	2,595	49,046
Western Union Co. (The)	45,726	681,775	36,154	539,056	17,503	260,970
Wistron Corp. (Taiwan)	530,000	777,773	69,000	101,257	53,000	77,777
Xilinx, Inc.	40,500	1,023,030	30,100	760,326	17,100	431,946
Xyratex, Ltd. (Bermuda) (NON)	20,289	287,089	13,472	190,629	6,310	89,287
Zix Corp. (NON) (SG) (SB)	13,782	31,147	11,005	24,871	6,873	15,533
		134,238,393		92,474,890		49,813,347

Transportation		0.8%		0.6%		0.4%
Alaska Air Group, Inc. (NON)	9,691	435,610	6,448	289,838	3,027	136,064
CAI International, Inc. (NON)	19,351	230,277	13,190	156,961	6,684	79,540
Central Japan Railway Co. (Japan)	260	2,139,267	131	1,077,861	56	460,765
China Shipping Container Lines
Co., Ltd. (China) (NON)	1,308,000	463,130	--	--	--	--
Cintra Concesiones de
Infraestructuras de Transporte SA
(Spain)	47,996	310,426	40,208	260,055	22,976	148,603
ComfortDelgro Corp., Ltd.
(Singapore)	188,000	194,933	138,000	143,089	115,000	119,241
Con-way, Inc.	24,100	723,482	18,300	549,366	9,700	291,194
Copa Holdings SA Class A (Panama)	12,646	559,206	--	--	--	--
Deutsche Lufthansa AG (Germany)
(NON)	14,829	204,560	11,109	153,244	8,663	119,503
Deutsche Post AG (Germany)	14,694	213,397	10,802	156,874	8,960	130,123
DP World, Ltd. (United Arab
Emirates)	437,686	192,582	335,152	147,467	282,316	124,219
FedEx Corp.	12,500	876,375	9,500	666,045	5,000	350,550
HUB Group, Inc. Class A (NON)	11,891	356,849	8,042	241,340	3,729	111,907
Republic Airways Holdings, Inc.
(NON)	45,967	280,858	30,580	186,844	14,271	87,196
SembCorp Marine, Ltd. (Singapore)	293,000	801,893	145,000	396,841	62,000	169,684
Singapore Airlines, Ltd.
(Singapore)	42,000	435,630	31,000	321,537	26,000	269,676
TAL International Group, Inc.	11,473	257,798	7,748	174,098	3,558	79,948
TNT NV (Netherlands)	25,222	636,430	14,041	354,298	7,281	183,722
UAL Corp. (NON)	7,418	152,514	4,806	98,811	2,355	48,419
Union Pacific Corp.	18,500	1,285,935	14,400	1,000,944	7,500	521,325
United Parcel Service, Inc. Class B	13,000	739,570	9,900	563,211	5,200	295,828
US Airways Group, Inc. (NON) (SG)	25,426	218,918	17,165	147,791	7,949	68,441
Wabtec Corp.	11,804	470,862	7,882	314,413	3,647	145,479
		12,180,502		7,400,928		3,941,427

Utilities and power		2.2%		1.7%		1.2%
AES Corp. (The) (NON)	112,000	1,034,880	83,100	767,844	47,500	438,900
Allegheny Energy, Inc.	36,800	761,024	27,300	564,564	15,600	322,608
American States Water Co.	3,581	118,674	3,000	99,420	1,714	56,802
Aqua America, Inc. (SG) (SB)	10,054	177,755	8,422	148,901	4,812	85,076
Atco, Ltd. Class I (Canada)	5,300	237,539	4,000	179,275	3,368	150,949
Babcock & Brown Wind Partners
(Australia)	158,062	94,428	133,729	79,891	76,409	45,648
BKW FMB Energie AG (Switzerland)	1,877	117,933	1,551	97,450	887	55,730
California Water Service Group	3,247	115,918	2,720	97,104	1,554	55,478
Centrica PLC (United Kingdom)	137,977	608,269	101,579	447,809	81,412	358,903
CEZ AS (Czech Republic)	6,797	279,609	4,993	205,398	4,188	172,282
Chubu Electric Power, Inc. (Japan)	42,200	1,045,349	21,500	532,583	8,900	220,465
Cia de Saneamento Basico do Estado
de Sao Paulo ADR (Brazil)	7,088	293,018	5,938	245,477	3,393	140,267
Consolidated Water Co., Inc.
(Cayman Islands)	3,671	41,776	3,576	40,695	1,758	20,006
Constellation Energy Group, Inc.	49,000	1,580,250	37,300	1,202,925	19,800	638,550
DTE Energy Co.	32,400	1,477,764	24,500	1,117,445	13,100	597,491
EDF (France)	6,351	241,630	5,113	194,529	3,178	120,910
EDF Energies Nouvelles SA (France)	2,312	78,357	1,827	61,919	1,136	38,500
Edison International	23,800	754,936	17,600	558,272	9,800	310,856
Enel SpA (Italy)	158,616	671,794	80,987	343,008	33,468	141,749
Energen Corp.	16,985	752,945	13,386	593,401	6,767	299,981
Energias de Portugal (EDP) SA
(Portugal)	712,413	2,105,960	357,216	1,055,964	157,158	464,574
Enersis SA ADR (Chile)	36,425	725,222	--	--	--	--
Entergy Corp.	3,117	223,240	2,689	192,586	1,548	110,868
Exelon Corp.	44,737	1,698,664	35,273	1,339,316	18,570	705,103
FirstEnergy Corp.	38,250	1,347,548	28,107	990,210	15,743	554,626
Fortum OYJ (Finland)	5,809	128,027	4,341	95,673	3,567	78,615
GDF Suez (France)	18,424	521,859	14,878	421,419	9,676	274,072
Glow Energy PCL NVDR	130,500	149,101	97,700	111,626	76,300	87,176
Guangdong Investment, Ltd. (China)	1,144,000	537,564	886,000	416,330	626,000	294,157
Hokkaido Electric Power Co., Inc.
(Japan)	8,400	180,665	7,300	157,006	4,200	90,332
Hokuriku Electric Power Co. (Japan)	7,500	164,249	6,500	142,349	3,800	83,220
Huaneng Power International, Inc.
(China) (NON)	72,000	42,574	58,000	34,296	34,000	20,104
Integrys Energy Group, Inc.	27,700	1,211,598	21,300	931,662	11,200	489,888
International Power PLC (United
Kingdom)	110,951	492,101	92,947	412,248	53,108	235,550
Kansai Electric Power, Inc. (Japan)	9,600	234,175	7,600	185,389	4,700	114,648
Kyushu Electric Power Co., Inc.
(Japan)	8,300	185,958	6,600	147,870	4,100	91,859
National Grid PLC (United Kingdom)	330,962	2,440,716	165,951	1,223,824	72,876	537,432
NextEra Energy, Inc.	9,694	472,679	8,116	395,736	4,865	237,217
NiSource, Inc.	53,700	778,650	41,000	594,500	21,700	314,650
Ormat Technologies, Inc.	1,893	53,553	1,643	46,480	939	26,564
Pinnacle West Capital Corp.	29,100	1,058,076	22,200	807,192	11,800	429,048
PPL Corp.	54,300	1,354,785	41,000	1,022,950	22,000	548,900
Public Power Corp. SA (Greece)
(NON)	62,197	893,077	30,675	440,458	13,407	192,509
Public Service Enterprise Group,
Inc.	10,077	315,712	7,991	250,358	3,892	121,936
Red Electrica Corp. SA (Spain)	35,623	1,274,854	17,745	635,047	7,679	274,811
Severn Trent PLC (United Kingdom)	12,556	229,345	10,519	192,138	6,010	109,777
Shikoku Electric Power Co., Inc.
(Japan)	5,400	154,273	4,300	122,847	2,700	77,137
SJW Corp.	4,023	94,299	3,370	78,993	1,926	45,145
Southwest Water Co.	8,006	83,903	6,707	70,289	3,832	40,159
Tenaga Nasional Berhad (Malaysia)	279,300	723,536	--	--	--	--
Terna SPA (Italy)	307,529	1,108,806	152,524	549,930	64,698	233,271
Toho Gas Co., Ltd. (Japan)	120,000	639,512	61,000	325,085	26,000	138,561
Tokyo Gas Co., Ltd. (Japan)	144,000	657,755	109,000	497,884	87,000	397,394
TransAlta Corp. (Canada)	2,292	42,522	1,919	35,602	1,097	20,352
UGI Corp.	23,200	590,208	18,100	460,464	9,400	239,136
Veolia Environnement (France)	12,823	299,858	10,743	251,219	6,138	143,533
		33,698,472		22,212,850		12,093,475

Total common stocks (cost
$825,051,274, $528,232,664 and

$285,041,276)			$823,319,957		$530,456,636		$285,602,499

CORPORATE BONDS AND NOTES(a)		Growth 13.2%		Balanced 19.0%		Conservative 22.3%
		Principal		Principal		Principal
		amount	Value	amount	Value	amount	Value

Basic materials			1.1%		1.6%		1.8%
Airgas, Inc. sr. unsec. unsub.
notes 2.85s, 2013		$90,000	$90,578	$190,000	$191,221	$255,000	$256,638
Aleris International, Inc. company
guaranty sr. unsec. notes 9s, 2014
(In default) (NON)(PIK)		285,000	2,130	295,000	2,205	135,000	1,009
Allegheny Technologies, Inc. sr.
unsec. unsub. notes 9 3/8s, 2019		1,000	1,181	2,000	2,362	3,000	3,542
AMH Holdings, Inc. sr. disc.
unsec. notes 11 1/4s, 2014		130,000	132,600	125,000	127,500	90,000	91,800
ArcelorMittal sr. unsec. unsub.
9.85s, 2019 (Luxembourg)		285,000	355,633	665,000	829,810	870,000	1,085,616
Associated Materials,
LLC/Associated Materials Finance,
Inc. company guaranty sr. notes
9 7/8s, 2016		315,000	337,838	320,000	343,200	245,000	262,763
BHP Billiton Finance USA, Ltd.
company guaranty sr. unsec. unsub.
notes 6 1/2s, 2019 (Canada)		210,000	251,842	460,000	551,653	565,000	677,574
Builders FirstSource, Inc. 144A
company guaranty sr. notes FRN
13s, 2016		162,000	165,645	152,000	155,420	73,000	74,643
Clondalkin Acquisition BV 144A
company guaranty sr. notes FRN
2.537s, 2013 (Netherlands)		325,000	281,125	245,000	211,925	75,000	64,875
Compass Minerals International,
Inc. company guaranty sr. unsec.
notes 8s, 2019		360,000	367,875	375,000	383,203	255,000	260,578
Dow Chemical Co. (The) sr. unsec.
unsub. notes 8.55s, 2019		230,000	281,546	425,000	520,248	615,000	752,830
Dow Chemical Co. (The) sr. unsec.
unsub. notes 5.9s, 2015		107,000	116,932	295,000	322,384	347,000	379,211
E.I. du Pont de Nemours & Co. sr.
unsec. notes 5 7/8s, 2014		45,000	51,070	120,000	136,186	290,000	329,116
FMG Finance Pty Ltd. 144A sr. sec.
notes 10 5/8s, 2016 (Australia)		595,000	654,500	595,000	654,500	440,000	484,000
Freeport-McMoRan Copper & Gold,
Inc. sr. unsec. notes 8 3/8s, 2017		2,284,000	2,512,400	1,912,000	2,103,200	1,577,000	1,734,700
Georgia-Pacific, LLC sr. unsec.
unsub. notes 9 1/2s, 2011		135,000	145,125	5,000	5,375	--	--
Georgia-Pacific, LLC sr. unsec.
unsub. notes 8 1/8s, 2011		--	--	140,000	145,775	140,000	145,775
Georgia-Pacific, LLC 144A company
guaranty sr. unsec. notes 7s, 2015		110,000	111,100	105,000	106,050	65,000	65,650
Glencore Funding LLC 144A company
guaranty sr. unsec. unsub. notes
6s, 2014		--	--	2,492,000	2,492,461	2,264,000	2,264,419
Hanson PLC company guaranty
6 1/8s, 2016 (United Kingdom)		2,145,000	2,059,279	--	--	--	--
Hexion U.S. Finance Corp./Hexion
Nova Scotia Finance, ULC company
guaranty 9 3/4s, 2014		243,000	229,635	240,000	226,800	173,000	163,485
Huntsman International, LLC
company guaranty sr. unsec. sub.
notes 7 7/8s, 2014		60,000	57,900	65,000	62,725	50,000	48,250
Huntsman International, LLC 144A
sr. sub. notes 8 5/8s, 2020		145,000	134,125	140,000	129,500	105,000	97,125
Ineos Finance PLC 144A company
guaranty sr. notes 9s, 2015
(United Kingdom)		155,000	153,838	155,000	153,838	115,000	114,138
Ineos Group Holdings PLC company
guaranty sr. notes 7 7/8s, 2016
(United Kingdom)	EUR	135,000	118,744	135,000	118,744	100,000	87,959
International Paper Co. bonds
7.95s, 2018		$200,000	238,118	$505,000	601,248	$360,000	428,613
International Paper Co. sr. unsec.
notes 9 3/8s, 2019		--	--	--	--	315,000	403,200
Jefferson Smurfit Corp. company
guaranty 8 1/4s, 2012
(In default) (NON)		55,000	43,038	25,000	19,563	30,000	23,475
Jefferson Smurfit bonds 8 1/4s,
2012 (Escrow)		55,000	--	25,000	--	30,000	--
LBI Escrow Corp. 144A sr. notes
8s, 2017		550,000	566,500	545,000	561,350	465,000	478,950
Lubrizol Corp. (The) sr. unsec.
notes 8 7/8s, 2019		135,000	168,948	310,000	387,954	370,000	463,042
Lyondell Chemical Co. sr. notes
11s, 2018		664,579	712,761	674,584	723,491	449,699	482,302
Metals USA, Inc. company guaranty
sr. unsec. notes 11 1/8s, 2015		125,000	131,250	115,000	120,750	80,000	84,000
Momentive Performance Materials,
Inc. company guaranty sr. notes
12 1/2s, 2014		350,000	381,500	355,000	386,950	265,000	288,850
Momentive Performance Materials,
Inc. company guaranty sr. unsec.
notes 9 3/4s, 2014		250,000	236,250	250,000	236,250	185,000	174,825
Mosaic Co. (The) 144A sr. unsec.
unsub. notes 7 5/8s, 2016		110,000	118,804	105,000	113,404	50,000	54,002
NewPage Corp. company guaranty sr.
notes 11 3/8s, 2014		250,000	226,875	250,000	226,875	190,000	172,425
NewPage Holding Corp. sr. unsec.
unsub. notes FRN 7.527s, 2013 (PIK)		108,764	11,420	102,436	10,756	51,007	5,356
Novelis, Inc. company guaranty sr.
unsec. notes 11 1/2s, 2015		505,000	527,725	615,000	642,675	455,000	475,475
Novelis, Inc. company guaranty sr.
unsec. notes 7 1/4s, 2015		390,000	376,350	353,000	340,645	225,000	217,125
PE Paper Escrow GmbH sr. notes
Ser. REGS, 11 3/4s, 2014 (Austria)	EUR	80,000	105,775	70,000	92,553	70,000	92,553
PE Paper Escrow GmbH 144A sr.
notes 12s, 2014 (Austria)		$410,000	450,488	$435,000	477,956	$280,000	307,650
Rio Tinto Finance USA LTD company
guaranty sr. unsec. notes 9s, 2019
(Australia)		63,000	82,673	145,000	190,279	182,000	238,833
Rio Tinto Finance USA LTD sr.
unsec. notes 5 7/8s, 2013
(Australia)		270,000	295,418	416,000	455,162	100,000	109,414
Rio Tinto Finance USA, Ltd.
company guaranty sr. unsec. notes
8.95s, 2014 (Australia)		15,000	18,194	150,000	181,940	635,000	770,214
Rohm & Haas Co. sr. unsec. unsub.
notes 7.85s, 2029		495,000	538,308	495,000	538,308	370,000	402,371
Smurfit Kappa Funding PLC sr.
unsec. sub. notes 7 3/4s, 2015
(Ireland)		475,000	469,063	490,000	483,875	390,000	385,125
Smurfit-Stone Container Corp. sr.
unsec. unsub. notes 8 3/8s, 2012
(In default) (NON)		35,000	27,213	50,000	38,875	--	--
Smurfit-Stone Container
Enterprises, Inc. bonds 8 3/8s,
2012 (Escrow)		35,000	--	50,000	--	--	--
Solutia, Inc. company guaranty sr.
unsec. notes 8 3/4s, 2017		290,000	301,600	295,000	306,800	205,000	213,200
Solutia, Inc. company guaranty sr.
unsec. notes 7 7/8s, 2020		155,000	154,613	155,000	154,613	110,000	109,725
Steel Dynamics, Inc. company
guaranty sr. unsec. unsub. notes
7 3/8s, 2012		85,000	87,975	--	--	170,000	175,950
Steel Dynamics, Inc. company
guaranty sr. unsec. unsub. notes
6 3/4s, 2015		89,000	89,334	795,000	797,981	--	--
Steel Dynamics, Inc. sr. unsec.
unsub. notes 7 3/4s, 2016		271,000	272,355	286,000	287,430	110,000	110,550
Steel Dynamics, Inc. 144A company
guaranty sr. unsec. notes 7 5/8s,
2020		100,000	99,500	100,000	99,500	75,000	74,625
Teck Resources, Ltd. sr. notes
10 3/4s, 2019 (Canada)		155,000	189,922	135,000	165,416	110,000	134,783
Teck Resources, Ltd. sr. notes
10 1/4s, 2016 (Canada)		440,000	519,200	515,000	607,700	325,000	383,500
Teck Resources, Ltd. sr. notes
9 3/4s, 2014 (Canada)		245,000	289,545	200,000	236,363	165,000	195,000
Tube City IMS Corp. company
guaranty sr. unsec. sub. notes
9 3/4s, 2015		230,000	222,525	230,000	222,525	145,000	140,288
Verso Paper Holdings, LLC/Verso
Paper, Inc. company guaranty
Ser. B, 11 3/8s, 2016		145,000	123,613	145,000	123,613	105,000	89,513
Verso Paper Holdings, LLC/Verso
Paper, Inc. company guaranty sr.
sec. notes FRN Ser. B, 4.094s, 2014		390,000	334,425	415,000	355,863	300,000	257,250
Verso Paper Holdings, LLC/Verso
Paper, Inc. sr. notes 11 1/2s, 2014		210,000	226,275	210,000	226,275	155,000	167,013
Xstrata Finance Canada, Ltd. 144A
company guaranty 5.8s, 2016
(Canada)		--	--	180,000	192,957	195,000	209,037

			17,250,194		20,584,180		17,763,930

Capital goods			0.5%		0.7%		0.9%
ACCO Brands Corp. company guaranty
sr. notes 10 5/8s, 2015		190,000	206,150	190,000	206,150	130,000	141,050
Allied Waste North America, Inc.
company guaranty sr. unsec. notes
6 7/8s, 2017		280,000	305,200	595,000	648,550	755,000	822,950
Altra Holdings, Inc. 144A sr.
notes 8 1/8s, 2016		405,000	401,456	405,000	401,456	305,000	302,331
BBC Holding Corp. sr. notes
8 7/8s, 2014		665,000	640,063	695,000	668,938	485,000	466,813
Berry Plastics Corp. 144A sr.
notes 9 1/2s, 2018		185,000	169,275	185,000	169,275	140,000	128,100
Boeing Capital Corp. sr. unsec.
unsub. notes 4.7s, 2019		310,000	333,295	770,000	827,861	1,015,000	1,091,272
Case New Holland, Inc. 144A sr.
notes 7 7/8s, 2017 (Netherlands)		185,000	186,388	190,000	191,425	140,000	141,050
Cleaver-Brooks, Inc. 144A sr.
notes 12 1/4s, 2016		260,000	252,850	260,000	252,850	190,000	184,775
DynCorp International, Inc. 144A
sr. unsec. notes 10 3/8s, 2017		120,000	120,300	120,000	120,300	90,000	90,225
General Dynamics Corp. company
guaranty sr. unsec. unsub. notes
5 1/4s, 2014		110,000	123,100	245,000	274,177	280,000	313,345
John Deere Capital Corp. notes
Ser. MTN, 5 1/4s, 2012		115,000	124,709	390,000	422,928	545,000	591,015
Kratos Defense & Security
Solutions, Inc. 144A sr. notes
10s, 2017		305,000	309,575	305,000	309,575	225,000	228,375
L-3 Communications Corp. company
guaranty Ser. B, 6 3/8s, 2015		155,000	155,000	145,000	145,000	185,000	185,000
Legrand SA unsec. unsub. debs.
8 1/2s, 2025 (France)		830,000	1,005,851	926,000	1,122,191	626,000	758,630
Mueller Water Products, Inc.
company guaranty sr. unsec. notes
7 3/8s, 2017		460,000	403,650	460,000	403,650	325,000	285,188
Owens-Brockway Glass Container,
Inc. company guaranty 6 3/4s, 2014	EUR	95,000	115,107	50,000	60,583	50,000	60,583
Pitney Bowes, Inc. sr. unsec.
unsub. notes Ser. MTN, 5 1/4s, 2037		$155,000	156,808	$340,000	343,965	$420,000	424,898
Ryerson Holding Corp. 144A sr.
disc. notes zero %, 2015		425,000	187,531	430,000	189,738	300,000	132,375
Ryerson Tull, Inc. company
guaranty sr. sec. notes 12s, 2015		516,000	527,610	520,000	531,700	380,000	388,550
TD Funding Corp. 144A company
guaranty sr. sub. notes 7 3/4s,
2014		250,000	250,000	310,000	310,000	215,000	215,000
Tenneco, Inc. company guaranty
8 5/8s, 2014		200,000	201,750	200,000	201,750	150,000	151,313
Tenneco, Inc. company guaranty sr.
unsec. notes 8 1/8s, 2015		130,000	130,650	135,000	135,675	100,000	100,500
Thermadyne Holdings Corp. company
guaranty sr. unsec. sub. notes
11 1/2s, 2014		285,000	288,563	280,000	283,500	205,000	207,563
Thermon Industries, Inc. 144A
company guaranty sr. notes 9 1/2s,
2017		305,000	309,575	305,000	309,575	220,000	223,300
Transdigm, Inc. company guaranty
sr. unsec. sub. notes 7 3/4s, 2014		310,000	310,775	260,000	260,650	180,000	180,450
United Technologies Corp. sr.
unsec. notes 5 3/8s, 2017		--	--	736,000	843,546	1,082,000	1,240,104
			7,215,231		9,635,008		9,054,755

Communication services			1.6%		2.4%		2.8%
Adelphia Communications Corp. zero
%, 2010 (Escrow)		200,000	2,520	270,000	3,402	125,000	1,575
American Tower Corp. sr. unsec.
notes 7s, 2017		130,000	144,950	266,000	296,590	802,000	894,230
Angel Lux Common Sarl sec. notes
Ser. REGS, 8 1/4s, 2016 (Denmark)	EUR	655,000	836,052	870,000	1,110,481	--	--
Angel Lux Common Sarl 144A sr.
sec. bonds 8 7/8s, 2016 (Denmark)		$210,000	215,775	$205,000	210,638	$75,000	77,063
Angel Lux Common Sarl 144A sr.
sec. notes FRN 6.159s, 2016
(Denmark)	EUR	388,940	464,546	516,607	617,031	--	--
AT&T Wireless Services, Inc. sr.
notes 8 3/4s, 2031		$--	--	$208,000	285,543	$726,000	996,654
AT&T, Inc. sr. unsec. bonds 6.55s,
2039		115,000	128,810	--	--	--	--
AT&T, Inc. sr. unsec. unsub. notes
6.3s, 2038		--	--	183,000	198,576	143,000	155,171
Bellsouth Capital Funding unsec.
notes 7 7/8s, 2030		--	--	315,000	386,108	1,105,000	1,354,443
British Telecommunications PLC
notes 8 3/8s, 2010 (United Kingdom)		319,000	329,917	545,000	563,652	769,000	795,318
Cablevision Systems Corp. sr.
unsec. unsub. notes 8s, 2020		80,000	81,000	80,000	81,000	60,000	60,750
Cablevision Systems Corp. sr.
unsec. unsub. notes 7 3/4s, 2018		150,000	150,000	155,000	155,000	110,000	110,000
Cablevision Systems Corp. 144A sr.
notes 8 5/8s, 2017		570,000	581,400	505,000	515,100	240,000	244,800
CCH II, LLC sr. notes 13 1/2s, 2016		1,034,194	1,204,836	1,038,259	1,209,572	776,574	904,709
CCO Holdings LLC/CCO Holdings
Capital Corp. 144A company
guaranty sr. notes 7 7/8s, 2018		120,000	120,600	120,000	120,600	90,000	90,450
CenturyTel, Inc. sr. unsec. unsub.
notes Ser. L, 7 7/8s, 2012		290,000	318,218	610,000	669,354	820,000	899,788
Cequel Communications Holdings I
LLC/Cequel Capital Corp.Capital
Corp. 144A sr. notes 8 5/8s, 2017		295,000	293,894	315,000	313,819	215,000	214,194
Cincinnati Bell, Inc. company
guaranty sr. unsec. notes 7s, 2015		130,000	121,875	125,000	117,188	90,000	84,375
Cincinnati Bell, Inc. company
guaranty sr. unsec. sub. notes
8 3/4s, 2018		295,000	268,450	295,000	268,450	220,000	200,200
Clearwire Communications,
LLC/Clearwire Finance, Inc. 144A
company guaranty sr. notes 12s,
2015		655,000	649,269	670,000	664,138	490,000	485,713
Comcast Corp. company guaranty sr.
unsec. unsub. notes 6.95s, 2037		588,000	668,865	920,000	1,046,524	216,000	245,706
Comcast Corp. company guaranty sr.
unsec. unsub. notes 6 1/2s, 2015		--	--	--	--	63,000	72,308
Cox Communications, Inc. 144A
notes 5 7/8s, 2016		--	--	561,000	624,509	1,069,000	1,190,018
Cricket Communications, Inc.
company guaranty 9 3/8s, 2014		280,000	284,200	245,000	248,675	530,000	537,950
Cricket Communications, Inc.
company guaranty sr. unsec. unsub.
notes 10s, 2015		535,000	559,075	716,000	748,220	--	--
Crown Castle International Corp.
sr. unsec. notes 7 1/8s, 2019		260,000	254,150	270,000	263,925	205,000	200,388
CSC Holdings LLC sr. unsec. unsub.
notes 8 1/2s, 2014		--	--	45,000	46,913	80,000	83,400
CSC Holdings, Inc. sr. notes
6 3/4s, 2012		17,000	17,595	6,000	6,210	4,000	4,140
Deutsche Telekom International
Finance BV company guaranty
8 3/4s, 2030 (Germany)		540,000	697,516	841,000	1,086,316	198,000	255,756
Deutsche Telekom International
Finance BV company guaranty sr.
unsec. unsub. notes 6s, 2019
(Germany)		--	--	--	--	1,000,000	1,105,925
Digicel Group, Ltd. 144A sr. notes
10 1/2s, 2018 (Jamaica)		170,000	175,313	165,000	170,156	120,000	123,750
Digicel Group, Ltd. 144A sr.
unsec. notes 8 7/8s, 2015 (Jamaica)		505,000	493,638	500,000	488,750	360,000	351,900
France Telecom notes 8 1/2s, 2031
(France)		--	--	20,000	27,522	--	--
France Telecom notes 7 3/4s, 2011
(France)		319,000	332,876	497,000	518,619	117,000	122,089
Frontier Communications Corp. 144A
sr. notes 8 1/2s, 2020		430,000	431,075	425,000	426,063	310,000	310,775
Frontier Communications Corp. 144A
sr. notes 8 1/4s, 2017		315,000	316,181	310,000	311,163	225,000	225,844
Inmarsat Finance PLC 144A company
guaranty sr. notes 7 3/8s, 2017
(United Kingdom)		530,000	541,925	235,000	240,288	100,000	102,250
Intelsat Bermuda, Ltd. company
guaranty sr. unsec. notes 11 1/4s,
2017 (Luxembourg)		1,595,000	1,614,938	1,595,000	1,614,938	1,210,000	1,225,125
Intelsat Intermediate Holding Co.,
Ltd. company guaranty sr. unsec.
notes 9 1/4s, 2015 (Luxembourg)		95,000	94,525	75,000	74,625	30,000	29,850
Intelsat Jackson Holding Co.
company guaranty sr. unsec. notes
11 1/4s, 2016 (Bermuda)		510,000	545,700	530,000	567,100	345,000	369,150
Level 3 Financing, Inc. company
guaranty 9 1/4s, 2014		670,000	608,025	685,000	621,638	555,000	503,663
Level 3 Financing, Inc. company

guaranty 8 3/4s, 2017		150,000	129,750	150,000	129,750	70,000	60,550
Mediacom LLC/Mediacom Capital
Corp. sr. unsec. notes 9 1/8s, 2019		250,000	241,250	265,000	255,725	180,000	173,700
MetroPCS Wireless, Inc. company
guaranty sr. unsec. notes 9 1/4s,
2014		700,000	721,000	715,000	736,450	495,000	509,850
Nextel Communications, Inc. sr.
notes Ser. E, 6 7/8s, 2013		545,000	534,100	--	--	--	--
NII Capital Corp. company guaranty
sr. unsec. unsub. notes 10s, 2016		520,000	547,300	520,000	547,300	375,000	394,688
NTL Cable PLC sr. notes 9 1/8s,
2016 (United Kingdom)		--	--	100,000	103,500	--	--
PAETEC Holding Corp. company
guaranty sr. unsec. unsub. notes
9 1/2s, 2015		95,000	92,388	100,000	97,250	70,000	68,075
PAETEC Holding Corp. 144A company
guaranty sr. notes 8 7/8s, 2017		210,000	210,000	215,000	215,000	165,000	165,000
Qwest Communications
International, Inc. company
guaranty 7 1/2s, 2014		180,000	180,450	115,000	115,288	55,000	55,138
Qwest Corp. sr. notes FRN 3.787s,
2013		1,475,000	1,460,250	--	--	--	--
Qwest Corp. sr. unsec. unsub.
notes 8 7/8s, 2012		771,000	826,898	814,000	873,015	476,000	510,510
Qwest Corp. sr. unsec. unsub.
notes 7 1/4s, 2025		85,000	81,600	115,000	110,400	55,000	52,800
Rogers Wireless, Inc. sec. notes
6 3/8s, 2014 (Canada)		--	--	631,000	716,417	595,000	675,544
SBA Telecommunications, Inc. 144A
company guaranty sr. notes 8 1/4s,
2019		20,000	21,050	20,000	21,050	15,000	15,788
SBA Telecommunications, Inc. 144A
company guaranty sr. notes 8s, 2016		435,000	450,225	470,000	486,450	320,000	331,200
Sprint Capital Corp. company
guaranty 6 7/8s, 2028		1,245,000	1,033,350	1,275,000	1,058,250	925,000	767,750
Sprint Nextel Corp. sr. notes
8 3/8s, 2017		565,000	565,000	550,000	550,000	425,000	425,000
TCI Communications, Inc. company
guaranty 7 7/8s, 2026		--	--	270,000	324,641	599,000	720,222
TCI Communications, Inc. debs.
9.8s, 2012		--	--	--	--	607,000	679,082
Telefonica Europe BV company
guaranty 7 3/4s, 2010 (Spain)		319,000	322,990	497,000	503,216	117,000	118,463
Time Warner Cable, Inc. company
guaranty sr. unsec. notes 7 1/2s,
2014		--	--	--	--	90,000	104,760
Time Warner Cable, Inc. company
guaranty sr. unsec. unsub. notes
8 1/4s, 2014		340,000	401,952	770,000	910,304	880,000	1,040,347
Time Warner Cable, Inc. company
guaranty sr. unsec. unsub. notes
6 3/4s, 2039		105,000	115,996	200,000	220,945	230,000	254,086
Valor Telecommunications
Enterprises LLC/Finance Corp.
company guaranty sr. unsec. unsub.
notes 7 3/4s, 2015		20,000	20,400	20,000	20,400	10,000	10,200
Verizon Communications, Inc. sr.
unsec. notes 7.35s, 2039		--	--	18,000	22,130	492,000	604,897
Verizon Communications, Inc. sr.
unsec. unsub. notes 8 3/4s, 2018		614,000	803,036	961,000	1,256,869	419,000	548,000
Verizon Global Funding Corp. notes
7 3/4s, 2030		5,000	6,231	210,000	261,692	65,000	81,000
Verizon New England, Inc. sr.
notes 6 1/2s, 2011		--	--	489,000	516,432	1,220,000	1,288,440
Verizon New Jersey, Inc. debs. 8s,
2022		--	--	160,000	194,540	165,000	200,620
Verizon Pennsylvania, Inc. debs.
8.35s, 2030		--	--	240,000	284,805	505,000	599,276
Verizon Virginia, Inc. debs.
Ser. A, 4 5/8s, 2013		--	--	--	--	95,000	100,270
Verizon Wireless, Inc. sr. unsec.
unsub. notes 5.55s, 2014		280,000	313,921	615,000	689,504	780,000	874,493
Virgin Media Finance PLC company
guaranty sr. notes Ser. 1, 9 1/2s,
2016 (United Kingdom)		295,000	311,594	180,000	190,125	180,000	190,125
Virgin Media Finance PLC 144A
company guaranty sr. notes 7s,
2018 (United Kingdom)	GBP	210,000	306,255	230,000	335,422	165,000	240,629
West Corp. company guaranty
9 1/2s, 2014		$430,000	432,150	$425,000	427,125	$305,000	306,525
Wind Acquisition Finance SA 144A
sr. notes 11 3/4s, 2017
(Netherlands)		740,000	758,500	700,000	717,500	520,000	533,000
Windstream Corp. company guaranty
8 5/8s, 2016		755,000	760,663	750,000	755,625	545,000	549,088
			25,196,008		30,565,516		27,878,536

Consumer cyclicals			2.9%		3.5%		3.4%
Affinion Group, Inc. company
guaranty 11 1/2s, 2015		175,000	183,750	175,000	183,750	100,000	105,000
Affinion Group, Inc. company
guaranty 10 1/8s, 2013		315,000	322,875	300,000	307,500	135,000	138,375
Affinity Group, Inc. sr. sub.
notes 9s, 2012		155,000	115,669	220,000	164,175	100,000	74,625
Allison Transmission 144A company
guaranty 11s, 2015		270,000	282,825	270,000	282,825	225,000	235,688
Allison Transmission, Inc. 144A
company guaranty sr. unsec. notes
11 1/4s, 2015 (PIK)		405,800	427,105	414,600	436,367	286,600	301,647
AMC Entertainment, Inc. company
guaranty 11s, 2016		230,000	241,500	275,000	288,750	149,000	156,450
AMC Entertainment, Inc. sr. sub.
notes 8s, 2014		115,000	110,688	115,000	110,688	54,000	51,975
American Axle & Manufacturing,
Inc. company guaranty sr. unsec.
notes 5 1/4s, 2014		590,000	495,600	590,000	495,600	440,000	369,600
American Casino & Entertainment
Properties LLC sr. notes 11s, 2014		270,000	256,500	275,000	261,250	190,000	180,500
American Media Operations, Inc.
144A sr. sub. notes 14s, 2013 (PIK)		134,332	85,972	167,561	107,239	87,350	55,904
American Media Operations, Inc.
144A sr. unsec. notes 9s, 2013
(PIK)		10,720	6,861	13,446	8,605	7,048	4,511
Ameristar Casinos, Inc. company
guaranty sr. unsec. notes 9 1/4s,
2014		310,000	324,725	320,000	335,200	245,000	256,638
Aramark Corp. company guaranty
8 1/2s, 2015		345,000	348,450	345,000	348,450	255,000	257,550
Autonation, Inc. company guaranty
sr. unsec. notes 6 3/4s, 2018		90,000	88,650	90,000	88,650	65,000	64,025
Beazer Homes USA, Inc. company
guaranty sr. unsec. unsub. notes
9 1/8s, 2018		150,000	139,875	150,000	139,875	110,000	102,575
Belo Corp. sr. unsec. unsub. notes
8s, 2016		80,000	82,200	75,000	77,063	50,000	51,375
Bon-Ton Stores, Inc. (The) company
guaranty 10 1/4s, 2014		365,000	358,613	370,000	363,525	255,000	250,538
Building Materials Corp. 144A
company guaranty sr. notes 7 1/2s,
2020		240,000	232,800	240,000	232,800	175,000	169,750
Building Materials Corp. 144A sr.
notes 7s, 2020		260,000	257,400	260,000	257,400	185,000	183,150
Burlington Coat Factory Warehouse
Corp. company guaranty sr. unsec.
notes 11 1/8s, 2014		315,000	326,025	315,000	326,025	235,000	243,225
Cengage Learning Acquisitions,
Inc. 144A sr. notes 10 1/2s, 2015		380,000	353,400	375,000	348,750	275,000	255,750
Cenveo Corp. company guaranty sr.
notes 8 7/8s, 2018		225,000	216,000	230,000	220,800	160,000	153,600
Cenveo Corp. 144A company guaranty
sr. unsec. notes 10 1/2s, 2016		240,000	244,200	325,000	330,688	--	--
Cinemark, Inc. company guaranty
sr. unsec. notes 8 5/8s, 2019		150,000	150,750	155,000	155,775	105,000	105,525
Clear Channel Communications, Inc.
company guaranty unsec. unsub.
notes 10 3/4s, 2016		240,000	168,600	240,000	168,600	180,000	126,450
Clear Channel Worldwide Holdings,
Inc. 144A company guaranty sr.
unsec. unsub. notes Ser. B,
9 1/4s, 2017		720,000	723,600	650,000	653,250	665,000	668,325
Corrections Corporation of America
company guaranty sr. notes 7 3/4s,
2017		550,000	572,000	570,000	592,800	395,000	410,800
D.R. Horton, Inc. sr. notes
7 7/8s, 2011		--	--	--	--	15,000	15,600
DaimlerChrysler NA Holding Corp.
company guaranty 6 1/2s, 2013
(Germany)		--	--	35,000	39,173	50,000	55,962
DaimlerChrysler NA Holding Corp.
company guaranty sr. unsec. unsub.
notes 5 7/8s, 2011 (Germany)		223,000	229,772	290,000	298,806	--	--
DaimlerChrysler NA Holding Corp.

company guaranty unsec. unsub.
notes Ser. MTN, 5 3/4s, 2011
(Germany)		115,000	119,754	420,000	437,364	895,000	932,001
Dana Corp. sr. notes 5.85s, 2015
(Escrow) (In default) (F)(NON)(RES)		225,000	--	245,000	--	120,000	--
DIRECTV Holdings, LLC company
guaranty sr. unsec. notes 7 5/8s,
2016		120,000	130,350	157,000	170,541	--	--
DIRECTV Holdings, LLC company
guaranty sr. unsec. notes 6 3/8s,
2015		199,000	205,965	129,000	133,515	200,000	207,000
DIRECTV Holdings, LLC company
guaranty sr. unsec. unsub. notes
5 7/8s, 2019		--	--	240,000	262,173	200,000	218,477
DISH DBS Corp. company guaranty
sr. unsec. notes 7 7/8s, 2019		445,000	462,800	505,000	525,200	345,000	358,800
Dollar General Corp. company
guaranty sr. unsec. notes 10 5/8s,
2015		75,000	82,031	75,000	82,031	50,000	54,688
Echostar DBS Corp. company
guaranty 6 5/8s, 2014		55,000	55,000	10,000	10,000	--	--
Echostar DBS Corp. sr. notes
6 3/8s, 2011		225,000	232,313	240,000	247,800	175,000	180,688
Expedia, Inc. company guaranty sr.
unsec. notes 7.456s, 2018		1,100,000	1,210,000	--	--	--	--
Federated Retail Holdings, Inc.
company guaranty sr. unsec. notes
5.9s, 2016		245,000	246,225	255,000	256,275	195,000	195,975
FelCor Lodging LP company guaranty
sr. notes 10s, 2014 (R)		455,000	475,475	460,000	480,700	345,000	360,525
Ford Motor Credit Co., LLC notes
7.8s, 2012		110,000	113,273	--	--	100,000	102,976
Ford Motor Credit Co., LLC sr.
notes 9 7/8s, 2011		210,000	221,025	100,000	105,250	35,000	36,838
Ford Motor Credit Co., LLC sr.
unsec. notes 8 1/8s, 2020		495,000	504,900	740,000	754,800	495,000	504,900
Goodman Global Group, Inc. 144A
sr. disc. notes zero %, 2014		605,000	369,050	605,000	369,050	450,000	274,500
Goodman Global, Inc. company
guaranty sr. unsec. sub. notes
13 1/2s, 2016		180,000	198,000	180,000	198,000	130,000	143,000
Goodyear Tire & Rubber Co. (The)
sr. unsec. notes 10 1/2s, 2016		360,000	391,500	375,000	407,813	285,000	309,938
Gray Television, Inc. 144A company
guaranty sr. notes 10 1/2s, 2015		300,000	291,000	300,000	291,000	220,000	213,400
Hanesbrands, Inc. company guaranty
sr. unsec. notes FRN Ser. B,
4.121s, 2014		665,000	629,256	670,000	633,988	500,000	473,125
Harrah's Operating Co., Inc. sr.
notes 11 1/4s, 2017		1,265,000	1,331,413	1,270,000	1,336,675	910,000	957,775
Harrahs Operating Corp., Inc. 144A
sr. sec. notes 12 3/4s, 2018		115,000	109,825	115,000	109,825	85,000	81,175
Home Depot, Inc. (The) sr. unsec.
unsub. notes 5.4s, 2016		416,000	463,013	652,000	725,684	154,000	171,404
Host Marriott LP company guaranty
Ser. Q, 6 3/4s, 2016 (R)		110,000	108,763	--	--	--	--
Interpublic Group of Companies,
Inc. (The) sr. unsec. notes 10s,
2017		240,000	264,600	250,000	275,625	175,000	192,938
Isle of Capri Casinos, Inc.
company guaranty 7s, 2014		308,000	277,200	305,000	274,500	229,000	206,100
Jarden Corp. company guaranty sr.
sub. notes Ser. 1, 7 1/2s, 2020	EUR	50,000	58,192	50,000	58,192	50,000	58,192
Jarden Corp. company guaranty sr.
unsec. sub. notes 7 1/2s, 2017		$690,000	676,200	$720,000	705,600	$495,000	485,100
KB Home company guaranty 6 3/8s,
2011		--	--	317,000	321,755	288,000	292,320
Lamar Media Corp. 144A sr. sub.
notes 7 7/8s, 2018		90,000	89,775	90,000	89,775	70,000	69,825
Lear Corp. company guaranty sr.
unsec. bonds 7 7/8s, 2018		60,000	60,150	60,000	60,150	45,000	45,113
Lear Corp. company guaranty sr.
unsec. notes 8 1/8s, 2020		485,000	486,213	485,000	486,213	355,000	355,888
Lender Processing Services, Inc.
company guaranty sr. unsec. unsub.
notes 8 1/8s, 2016		787,000	828,318	1,053,000	1,108,283	60,000	63,150
Lennar Corp. 144A company guaranty
sr. unsec. notes 6.95s, 2018		360,000	313,200	360,000	313,200	265,000	230,550
Levi Strauss & Co. sr. unsec.
notes 8 7/8s, 2016		260,000	269,100	265,000	274,275	200,000	207,000
Levi Strauss & Co. 144A sr. notes
7 5/8s, 2020		135,000	132,300	135,000	132,300	100,000	98,000
Liberty Media Corp. debs. 8 1/4s,
2030		195,000	179,400	245,000	225,400	120,000	110,400
Limited Brands, Inc. company
guaranty sr. unsec. unsub. notes
7s, 2020		110,000	110,688	110,000	110,688	80,000	80,500
M/I Schottenstein Homes, Inc.
company guaranty sr. unsec. notes
6 7/8s, 2012		415,000	410,850	415,000	410,850	305,000	301,950
Macy's Retail Holdings, Inc.
company guaranty sr. unsec. notes
6 5/8s, 2011		90,000	91,913	4,570,000	4,667,113	4,210,000	4,299,463
Marquee Holdings, Inc. sr. disc.
notes 9.505s, 2014		95,000	78,138	60,000	49,350	120,000	98,700
Masco Corp. sr. unsec. notes
5.85s, 2017		2,370,000	2,311,947	--	--	--	--
Mashantucket Western Pequot Tribe
144A bonds 8 1/2s, 2015
(In default) (NON)		285,000	43,463	255,000	38,888	175,000	26,688
McClatchy Co. (The) 144A company
guaranty sr. notes 11 1/2s, 2017		260,000	263,900	260,000	263,900	180,000	182,700
Meritage Homes Corp. company
guaranty 6 1/4s, 2015		322,000	304,290	331,000	312,795	172,000	162,540
Meritage Homes Corp. 144A company
guaranty sr. unsec. unsub. notes
7.15s, 2020		30,000	26,850	30,000	26,850	25,000	22,375
MGM Mirage, Inc. company guaranty
8 1/2s, 2010		611,000	611,000	45,000	45,000	23,000	23,000
MGM Mirage, Inc. company guaranty
sr. unsec. notes 6 5/8s, 2015		125,000	98,438	130,000	102,375	90,000	70,875
MGM Mirage, Inc. sr. notes
10 3/8s, 2014		30,000	32,625	30,000	32,625	20,000	21,750
MGM Mirage, Inc. sr. notes 6 3/4s,
2012		315,000	292,950	436,000	405,480	216,000	200,880
MGM Mirage, Inc. 144A sr. notes
9s, 2020		60,000	61,650	60,000	61,650	45,000	46,238
Michaels Stores, Inc. company
guaranty 11 3/8s, 2016		180,000	187,200	180,000	187,200	80,000	83,200
Michaels Stores, Inc. company
guaranty 10s, 2014		290,000	299,425	290,000	299,425	260,000	268,450
MTR Gaming Group, Inc. company
guaranty sr. notes 12 5/8s, 2014		360,000	360,900	360,000	360,900	270,000	270,675
National Money Mart Co. 144A
company guaranty sr. notes
10 3/8s, 2016 (Canada)		240,000	243,600	245,000	248,675	170,000	172,550
Navistar International Corp. sr.
notes 8 1/4s, 2021		450,000	456,750	450,000	456,750	330,000	334,950
Neiman-Marcus Group, Inc. company
guaranty sr. unsec. notes 9s, 2015
(PIK)		799,837	801,837	807,834	809,854	581,288	582,741
News America Holdings, Inc.
company guaranty 7 3/4s, 2024		--	--	350,000	425,396	300,000	364,625
News America Holdings, Inc. debs.
7 3/4s, 2045		210,000	257,572	690,000	846,309	819,000	1,004,532
Nielsen Finance LLC/Nielsen
Finance Co. company guaranty 10s,
2014		75,000	76,688	70,000	71,575	10,000	10,225
Nielsen Finance LLC/Nielsen
Finance Co. company guaranty sr.
unsec. sub. disc. notes
stepped-coupon zero % (12 1/2s,
8/1/11), 2016 (STP)		705,000	671,513	715,000	681,038	560,000	533,400
Omnicom Group, Inc. sr. notes
5.9s, 2016		--	--	140,000	159,149	150,000	170,517
Owens Corning, Inc. company
guaranty unsec. unsub. notes 9s,
2019		690,000	798,675	695,000	804,463	515,000	596,113
Pearson Dollar Finance Two PLC
144A company guaranty sr. notes
6 1/4s, 2018 (United Kingdom)		2,470,000	2,743,397	--	--	--	--
Penn National Gaming, Inc. sr.
unsec. sub. notes 8 3/4s, 2019		140,000	143,850	145,000	148,988	100,000	102,750
Pinnacle Entertainment, Inc.
company guaranty sr. unsec. sub.
notes 7 1/2s, 2015		380,000	356,250	400,000	375,000	290,000	271,875
Pinnacle Entertainment, Inc. 144A
sr. notes 8 5/8s, 2017		45,000	46,350	40,000	41,200	30,000	30,900
Pinnacle Entertainment, Inc. 144A
sr. sub. notes 8 3/4s, 2020		40,000	37,050	40,000	37,050	25,000	23,156
QVC Inc. 144A sr. notes 7 3/8s,
2020		160,000	155,600	155,000	150,738	115,000	111,838
Realogy Corp. company guaranty sr.

notes 11s, 2014 (PIK)		50,442	42,119	44,838	37,440	33,628	28,079
Realogy Corp. company guaranty sr.
unsec. notes 10 1/2s, 2014		890,000	754,275	905,000	766,988	665,000	563,588
Reddy Ice Corp. 144A sr. notes
11 1/4s, 2015		225,000	231,750	225,000	231,750	160,000	164,800
Sabre Holdings Corp. sr. unsec.
unsub. notes 8.35s, 2016		330,000	315,150	335,000	319,925	235,000	224,425
Sealy Mattress Co. sr. sub. notes
8 1/4s, 2014		50,000	50,125	70,000	70,175	30,000	30,075
Sealy Mattress Co. 144A company
guaranty sr. sec. notes 10 7/8s,
2016		337,000	372,385	342,000	377,910	247,000	272,935
Sirius XM Radio, Inc. 144A sr.
notes 9 3/4s, 2015		25,000	26,563	20,000	21,250	15,000	15,938
Standard Pacific Corp. company
guaranty sr. notes 10 3/4s, 2016		350,000	374,500	360,000	385,200	280,000	299,600
Standard Pacific Corp. company
guaranty sr. notes 8 3/8s, 2018		120,000	114,000	120,000	114,000	90,000	85,500
Standard Pacific Corp. company
guaranty sr. unsec. unsub. notes
7s, 2015		105,000	97,125	95,000	87,875	65,000	60,125
Standard Pacific Corp. company
guaranty sr. unsec. unsub. notes
6 1/4s, 2014		110,000	102,025	110,000	102,025	75,000	69,563
Staples, Inc. sr. unsec. notes
9 3/4s, 2014		195,000	239,202	405,000	496,804	545,000	668,539
Station Casinos, Inc. sr. notes
6s, 2012 (In default) (NON)		305,000	18,109	405,000	24,047	190,000	11,281
THL Buildco, Inc. (Nortek
Holdings, Inc.) sr. notes 11s, 2013		518,768	540,816	524,013	546,284	390,311	406,899
Time Warner Entertainment Co., LP
debs. 8 3/8s, 2023		--	--	--	--	25,000	32,053
Time Warner, Inc. company guaranty
sr. unsec. unsub. notes 4 7/8s,
2020		350,000	360,024	90,000	92,578	65,000	66,862
Time Warner, Inc. debs. 9.15s, 2023		--	--	25,000	33,658	105,000	141,362
Time Warner, Inc. debs. 9 1/8s,
2013		95,000	110,566	743,000	864,743	1,040,000	1,210,407
Toyota Motor Credit Corp. sr.
unsec. FRN Ser. MTN, 0.569s, 2010		1,200,000	1,198,733	--	--	--	--
Toys R Us Property Co., LLC 144A
company guaranty sr. unsec. notes
10 3/4s, 2017		720,000	786,600	750,000	819,375	520,000	568,100
Travelport LLC company guaranty
11 7/8s, 2016		60,000	60,600	60,000	60,600	45,000	45,450
Travelport LLC company guaranty
9 7/8s, 2014		270,000	270,675	275,000	275,688	210,000	210,525
Trump Entertainment Resorts, Inc.
sec. notes 8 1/2s, 2015
(In default) (NON)		382,000	955	421,000	1,053	270,000	675
TRW Automotive, Inc. company
guaranty sr. unsec. unsub. notes
Ser. REGS, 6 3/8s, 2014	EUR	165,000	193,768	140,000	164,409	105,000	123,307
TRW Automotive, Inc. 144A company
guaranty sr. unsec. unsub. notes
7s, 2014		$330,000	326,700	$370,000	366,300	$280,000	277,200
Umbrella Acquisition, Inc. 144A
company guaranty sr. unsec. unsub.
notes 9 3/4s, 2015 (PIK)		727,779	605,876	766,088	637,768	528,081	439,627
United Auto Group, Inc. company
guaranty 7 3/4s, 2016		400,000	376,000	405,000	380,700	285,000	267,900
Universal City Development
Partners, Ltd. 144A sr. notes
8 7/8s, 2015		550,000	552,750	565,000	567,825	390,000	391,950
Vertis, Inc. company guaranty sr.
notes 13 1/2s, 2014 (PIK)		210,066	87,703	212,830	88,857	99,665	41,610
Viacom, Inc. company guaranty
5 5/8s, 2012		1,465,000	1,558,348	--	--	--	--
Viacom, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2011		162,000	168,847	--	--	--	--
Viacom, Inc. unsec. sr. company
guaranty 7 7/8s, 2030		160,000	185,250	355,000	411,023	445,000	515,226
Visant Corp. company guaranty sr.
unsec. sub. notes 7 5/8s, 2012		160,000	160,000	220,000	220,000	115,000	115,000
Visteon Corp. sr. unsec. unsub.
notes 7s, 2014		120,000	130,800	120,000	130,800	90,000	98,100
Wal-Mart Stores, Inc. sr. unsec.
unsub. notes 6 1/2s, 2037		540,000	653,983	844,000	1,022,152	198,000	239,794
Wal-Mart Stores, Inc. sr. unsec.
unsub. notes 4 7/8s, 2040		--	--	--	--	1,210,000	1,191,427
WMG Acquisition Corp. company
guaranty sr. sec. notes 9 1/2s,
2016		405,000	431,325	405,000	431,325	305,000	324,825
Wynn Las Vegas, LLC/Wynn Las Vegas
Capital Corp. 1st mtge. Ser. EXCH,
6 5/8s, 2014		210,000	210,525	220,000	220,550	150,000	150,375
XM Satellite Radio, Inc. 144A
company guaranty sr. unsec. notes
13s, 2013		670,000	731,975	680,000	742,900	490,000	535,325
Yankee Acquisition Corp. company
guaranty sr. notes Ser. B, 8 1/2s,
2015		505,000	510,681	510,000	515,738	370,000	374,163
Yonkers Racing Corp. 144A sr.
notes 11 3/8s, 2016		455,000	487,419	470,000	503,488	355,000	380,294
Young Broadcasting, Inc. company
guaranty sr. unsec. sub. notes
10s, 2011 (In default) (NON)		180,000	108	170,000	102	79,000	47
			44,745,698		44,251,910		34,349,981

Consumer staples			0.9%		1.6%		1.8%
Altria Group, Inc. company
guaranty sr. unsec. notes 9 1/4s,
2019		--	--	40,000	49,924	200,000	249,621
Altria Group, Inc. company
guaranty sr. unsec. unsub. notes
8 1/2s, 2013		209,000	244,285	482,000	563,374	544,000	635,841
Anheuser-Busch InBev Worldwide,
Inc. company guaranty unsec.
unsub. notes 5 3/8s, 2020 (Belgium)		315,000	339,442	325,000	350,218	450,000	484,917
Anheuser-Busch InBev Worldwide,
Inc. 144A company guaranty sr.
unsec. unsub. notes 7 3/4s, 2019		--	--	345,000	418,748	430,000	521,918
Avis Budget Car Rental, LLC
company guaranty sr. unsec. unsub.
notes 7 3/4s, 2016		120,000	112,050	145,000	135,394	75,000	70,031
Avis Budget Car Rental, LLC
company guaranty sr. unsec. unsub.
notes 7 5/8s, 2014		615,000	591,938	580,000	558,250	445,000	428,313
Avis Budget Car Rental, LLC 144A
company guaranty sr. notes 9 5/8s,
2018		70,000	70,700	70,000	70,700	50,000	50,500
Campbell Soup Co. debs. 8 7/8s,
2021		--	--	300,000	425,764	255,000	361,899
Central Garden & Pet Co. sr. sub.
notes 8 1/4s, 2018		320,000	317,200	320,000	317,200	230,000	227,988
Chiquita Brands International,
Inc. sr. notes 7 1/2s, 2014		245,000	240,100	240,000	235,200	185,000	181,300
Chiquita Brands International,
Inc. sr. unsec. unsub. notes
8 7/8s, 2015		25,000	24,813	30,000	29,775	15,000	14,888
Claire's Stores, Inc. 144A company
guaranty sr. unsec. notes 9 5/8s,
2015 (In default) (NON)(PIK)		232,193	198,235	207,810	177,418	97,532	83,268
ConAgra Foods, Inc. unsec. notes
7 7/8s, 2010		--	--	105,000	106,338	91,000	92,160
Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes
7 1/4s, 2016		350,000	353,063	350,000	353,063	250,000	252,188
CVS Caremark Corp. notes 6.6s, 2019		80,000	92,867	--	--	--	--
CVS Caremark Corp. sr. unsec. FRN
6.302s, 2037		--	--	290,000	259,550	1,018,000	911,110
CVS Caremark Corp. 144A company
guaranty notes 7.507s, 2032		--	--	452,177	514,871	14,907	16,974
CVS Caremark Corp. 144A
pass-through certificates 6.117s,
2013		1,262,794	1,357,299	--	--	--	--
Dean Foods Co. company guaranty
7s, 2016		185,000	172,975	185,000	172,975	140,000	130,900
Delhaize Group company guaranty
sr. unsec. bonds 5 7/8s, 2014
(Belgium)		135,000	150,651	310,000	345,940	370,000	412,896
Diageo Capital PLC company
guaranty 5 3/4s, 2017 (United
Kingdom)		310,000	350,590	455,000	514,575	735,000	831,237
Diageo PLC company guaranty 8s,
2022 (Canada)		--	--	165,000	209,093	135,000	171,076
Dole Food Co. 144A sr. sec. notes
8s, 2016		315,000	315,788	350,000	350,875	220,000	220,550
Dole Food Co., Inc. sr. notes
13 7/8s, 2014		107,000	125,458	88,000	103,180	81,000	94,973
Elizabeth Arden, Inc. company
guaranty 7 3/4s, 2014		450,000	446,625	455,000	451,588	345,000	342,413

Games Merger Corp. 144A sr. notes
11s, 2018		365,000	367,738	380,000	382,850	285,000	287,138
General Mills, Inc. sr. unsec.
notes 5.65s, 2019		75,000	85,185	170,000	193,085	200,000	227,159
Great Atlantic & Pacific Tea Co.
144A sr. notes 11 3/8s, 2015		90,000	74,925	90,000	74,925	65,000	54,113
H.J. Heinz Co. sr. unsec. notes
5.35s, 2013		216,000	236,932	492,000	539,679	--	--
Hertz Corp. company guaranty
8 7/8s, 2014		715,000	723,938	740,000	749,250	465,000	470,813
Hertz Holdings Netherlands BV 144A
sr. bonds 8 1/2s, 2015
(Netherlands)	EUR	250,000	304,150	250,000	304,150	190,000	231,154
JBS USA LLC/JBS USA Finance, Inc.
sr. notes 11 5/8s, 2014		$310,000	347,588	$325,000	364,406	$225,000	252,281
Kraft Foods, Inc. sr. unsec.
unsub. notes 6 1/2s, 2040		410,000	454,432	875,000	969,825	1,145,000	1,269,085
Kroger Co. company guaranty
6 3/4s, 2012		--	--	--	--	150,000	163,344
Kroger Co. company guaranty 6.4s,
2017		234,000	272,376	748,000	870,671	100,000	116,400
Kroger Co. sr. notes 6.15s, 2020		--	--	40,000	46,220	--	--
Libbey Glass, Inc. 144A sr. notes
10s, 2015		125,000	129,375	130,000	134,550	85,000	87,975
McDonald's Corp. sr. unsec. bonds
6.3s, 2037		56,000	67,296	302,000	362,916	300,000	360,512
McDonald's Corp. sr. unsec. notes
5.7s, 2039		174,000	196,147	393,000	443,023	515,000	580,551
Michael Foods, Inc. 144A sr. notes
9 3/4s, 2018		60,000	61,650	60,000	61,650	45,000	46,238
PepsiCo, Inc. sr. unsec. notes
7.9s, 2018		220,000	284,451	346,000	447,363	82,000	106,023
Pinnacle Foods Finance LLC sr.
notes 9 1/4s, 2015		460,000	469,200	475,000	484,500	325,000	331,500
Prestige Brands, Inc. 144A company
guaranty sr. unsec. notes 8 1/4s,
2018		185,000	186,388	185,000	186,388	135,000	136,013
Revlon Consumer Products 144A
company guaranty sr. notes 9 3/4s,
2015		520,000	533,000	545,000	558,625	375,000	384,375
Rite Aid Corp. company guaranty
sr. notes 7 1/2s, 2017		245,000	216,825	225,000	199,125	105,000	92,925
Rite Aid Corp. company guaranty
sr. unsec. unsub. notes 9 1/2s,
2017		624,000	494,520	652,000	516,710	532,000	421,610
RSC Equipment Rental, Inc. 144A
sr. sec. notes 10s, 2017		145,000	155,513	130,000	139,425	90,000	96,525
Smithfield Foods, Inc. 144A sr.
sec. notes 10s, 2014		490,000	542,675	510,000	564,825	350,000	387,625
Spectrum Brands, Inc. sr. unsec.
sub. bonds 12s, 2019 (PIK)		76,427	83,305	84,347	91,938	42,714	46,558
Spectrum Brands, Inc. 144A sr.
notes 9 1/2s, 2018		155,000	159,844	155,000	159,844	115,000	118,594
Supervalu, Inc. sr. unsec. notes
7 1/2s, 2014		215,000	215,000	210,000	210,000	95,000	95,000
Tesco PLC 144A sr. unsec. unsub.
notes 6.15s, 2037 (United Kingdom)		--	--	--	--	450,000	503,897
Tyson Foods, Inc. sr. unsec.
unsub. notes 10 1/2s, 2014		885,000	1,031,025	285,000	332,025	195,000	227,175
Universal Corp. notes Ser. MTNC,
5.2s, 2013		--	--	3,160,000	3,295,188	2,840,000	2,961,498
Wendy's/Arby's Restaurants LLC
company guaranty sr. unsec. unsub.
notes 10s, 2016		510,000	530,400	525,000	546,000	365,000	379,600
WPP Finance UK company guaranty
sr. unsec. notes 8s, 2014 (United
Kingdom)		110,000	128,970	235,000	275,528	295,000	345,875
			13,856,927		20,218,697		17,568,517

Energy			1.1%		1.5%		1.4%
Arch Western Finance, LLC company
guaranty sr. notes 6 3/4s, 2013		670,000	671,675	675,000	676,688	495,000	496,238
ATP Oil & Gas Corp. 144A sr. notes
11 7/8s, 2015		120,000	87,000	120,000	87,000	90,000	65,250
Chaparral Energy, Inc. company
guaranty sr. unsec. notes 8 7/8s,
2017		440,000	404,800	455,000	418,600	320,000	294,400
Chesapeake Energy Corp. company
guaranty 6 1/2s, 2017		95,000	93,694	--	--	--	--
Chesapeake Energy Corp. sr. unsec.
notes 7 5/8s, 2013		--	--	225,000	236,250	230,000	241,500
Complete Production Services, Inc.
company guaranty 8s, 2016		380,000	371,450	395,000	386,113	270,000	263,925
Compton Petroleum Corp. company
guaranty 7 5/8s, 2013 (Canada)		560,000	448,000	565,000	452,000	410,000	328,000
Comstock Resources, Inc. sr. notes
6 7/8s, 2012		125,000	124,063	175,000	173,688	80,000	79,400
Connacher Oil and Gas, Ltd. 144A
sec. notes 10 1/4s, 2015 (Canada)		705,000	696,188	715,000	706,063	540,000	533,250
CONSOL Energy, Inc. 144A company
guaranty sr. unsec. notes 8 1/4s,
2020		530,000	552,525	525,000	547,313	380,000	396,150
CONSOL Energy, Inc. 144A company
guaranty sr. unsec. notes 8s, 2017		310,000	320,075	310,000	320,075	225,000	232,313
Crosstex Energy/Crosstex Energy
Finance Corp. company guaranty sr.
unsec. notes 8 7/8s, 2018		325,000	324,594	320,000	319,600	230,000	229,713
Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes
8 1/4s, 2020		224,000	234,360	224,000	234,360	159,000	166,354
Denbury Resources, Inc. sr. sub.
notes 7 1/2s, 2015		290,000	292,900	295,000	297,950	205,000	207,050
Expro Finance Luxemburg 144A sr.
notes 8 1/2s, 2016 (Luxembourg)		545,000	520,475	300,000	286,500	205,000	195,775
Ferrellgas LP/Ferrellgas Finance
Corp. sr. notes 6 3/4s, 2014		665,000	651,700	660,000	646,800	475,000	465,500
Forest Oil Corp. sr. notes 8s, 2011		305,000	317,200	340,000	353,600	250,000	260,000
Gaz Capital SA 144A company
guaranty sr. unsec. bonds 8.146s,
2018 (Russia)		158,000	172,005	324,000	352,719	288,000	313,528
Gaz Capital SA 144A sr. unsec.
6.51s, 2022 (Russia)		230,000	221,605	507,000	488,495	438,000	422,013
Helix Energy Solutions Group, Inc.
144A sr. unsec. notes 9 1/2s, 2016		645,000	593,400	645,000	593,400	470,000	432,400
Hercules Offshore, Inc. 144A sr.
notes 10 1/2s, 2017		135,000	119,813	150,000	133,125	105,000	93,188
Hornbeck Offshore Services, Inc.
sr. notes Ser. B, 6 1/8s, 2014		85,000	75,863	75,000	66,938	35,000	31,238
Inergy LP/Inergy Finance Corp.
company guaranty sr. unsec. notes
8 3/4s, 2015		140,000	142,450	125,000	127,188	85,000	86,488
Inergy LP/Inergy Finance Corp. sr.
unsec. notes 6 7/8s, 2014		525,000	517,125	570,000	561,450	395,000	389,075
International Coal Group, Inc. sr.
notes 9 1/8s, 2018		270,000	270,000	270,000	270,000	200,000	200,000
Key Energy Services, Inc. company
guaranty sr. unsec. unsub. notes
8 3/8s, 2014		400,000	397,500	420,000	417,375	290,000	288,188
Massey Energy Co. company guaranty
sr. unsec. notes 6 7/8s, 2013		615,000	600,394	615,000	600,394	445,000	434,431
Motiva Enterprises, LLC 144A sr.
notes 5.2s, 2012		--	--	80,000	85,368	70,000	74,697
Newfield Exploration Co. sr. sub.
notes 6 5/8s, 2016		5,000	4,975	145,000	144,275	165,000	164,175
Newfield Exploration Co. sr.
unsec. sub. notes 6 5/8s, 2014		375,000	377,344	335,000	337,094	175,000	176,094
Nexen, Inc. sr. unsec. unsub.
notes 7 1/2s, 2039 (Canada)		110,000	130,590	245,000	290,859	310,000	368,026
Offshore Logistics, Inc. company
guaranty 6 1/8s, 2013		180,000	177,300	235,000	231,475	115,000	113,275
OPTI Canada, Inc. company guaranty
sr. sec. notes 8 1/4s, 2014
(Canada)		220,000	191,400	215,000	187,050	100,000	87,000
OPTI Canada, Inc. company guaranty
sr. sec. notes 7 7/8s, 2014
(Canada)		605,000	526,350	625,000	543,750	485,000	421,950
Peabody Energy Corp. company
guaranty 7 3/8s, 2016		555,000	577,894	320,000	333,200	215,000	223,869
Peabody Energy Corp. sr. notes
5 7/8s, 2016		--	--	270,000	264,600	225,000	220,500
PetroHawk Energy Corp. company
guaranty 9 1/8s, 2013		710,000	740,175	720,000	750,600	530,000	552,525
Petroleum Development Corp.
company guaranty sr. unsec. notes
12s, 2018		345,000	356,213	345,000	356,213	255,000	263,288
Plains Exploration & Production
Co. company guaranty 7 3/4s, 2015		70,000	69,300	50,000	49,500	40,000	39,600
Plains Exploration & Production
Co. company guaranty 7s, 2017		555,000	530,025	595,000	568,225	405,000	386,775
Pride International, Inc. sr.
unsec. notes 7 3/8s, 2014		195,000	194,269	275,000	273,969	130,000	129,513
Quicksilver Resources, Inc.

company guaranty 7 1/8s, 2016	30,000	27,675	40,000	36,900	20,000	18,450
Quicksilver Resources, Inc. sr.
notes 11 3/4s, 2016	370,000	407,925	375,000	413,438	265,000	292,163
Rosetta Resources, Inc. 144A
company guaranty sr. unsec. notes
9 1/2s, 2018	255,000	253,725	255,000	253,725	185,000	184,075
Sabine Pass LNG LP sec. notes
7 1/2s, 2016	995,000	828,338	810,000	674,325	560,000	466,200
SandRidge Energy, Inc. 144A
company guaranty sr. unsec. unsub.
notes 8s, 2018	670,000	634,825	765,000	724,838	505,000	478,488
Shell International Finance BV
company guaranty sr. unsec. notes
3.1s, 2015 (Netherlands)	270,000	273,718	570,000	577,848	795,000	805,946
Stallion Oilfield Holdings Ltd.
144A sr. notes 10 1/2s, 2015	325,000	305,500	325,000	305,500	230,000	216,200
Total Capital SA company guaranty
sr. unsec. unsub. notes 4.45s,
2020 (France)	165,000	167,440	350,000	355,176	485,000	492,172
Trico Shipping AS 144A sr. notes
11 7/8s, 2014 (Norway)	190,000	182,400	190,000	182,400	130,000	124,800
Weatherford International, Inc.
company guaranty sr. unsec. unsub.
bonds 6.8s, 2037	--	--	110,000	103,428	90,000	84,623
Weatherford International, Inc.
company guaranty sr. unsec. unsub.
bonds 6.35s, 2017	--	--	130,000	137,005	100,000	105,388
Weatherford International, Ltd.
company guaranty sr. unsec. notes
9 7/8s, 2039 (Switzerland)	100,000	122,131	230,000	280,901	270,000	329,754
Weatherford International, Ltd.
sr. notes 5 1/2s, 2016
(Switzerland)	--	--	95,000	101,286	105,000	111,948
Whiting Petroleum Corp. company
guaranty 7s, 2014	370,000	377,400	385,000	392,700	265,000	270,300
Williams Cos., Inc. (The) notes
7 3/4s, 2031	26,000	27,933	22,000	23,636	15,000	16,115
Williams Cos., Inc. (The) sr.
unsec. notes 7 7/8s, 2021	70,000	80,226	63,000	72,204	48,000	55,012
Williams Cos., Inc. (The) 144A
notes 6 3/8s, 2010	50,000	50,433	60,000	60,519	30,000	30,260
XTO Energy, Inc. sr. unsec. notes
5 1/2s, 2018	158,000	180,257	357,000	407,290	--	--
		17,016,615		19,272,981		14,448,548

Financials		2.4%		3.9%		5.6%
Aflac, Inc. sr. unsec. notes 6.9s,
2039	50,000	51,975	105,000	109,147	135,000	140,331
AGFC Capital Trust I 144A company
guaranty 6s, 2067	--	--	180,000	103,500	185,000	106,375
American Express Co. sr. unsec.
notes 8 1/8s, 2019	450,000	558,717	940,000	1,167,098	1,260,000	1,564,408
American General Finance Corp. sr.
unsec. notes Ser. MTNI, Class I,
4 7/8s, 2012	1,120,000	1,013,600	1,155,000	1,045,275	795,000	719,475
American International Group, Inc.
sr. unsec. Ser. MTN, 5.85s, 2018	647,000	579,065	1,286,000	1,150,970	1,244,000	1,113,380
Bank of America NA sub. notes
Ser. BKNT, 5.3s, 2017	--	--	250,000	251,725	750,000	755,176
Bank of Montreal sr. unsec. bonds
2 1/8s, 2013 (Canada)	185,000	186,585	390,000	393,342	545,000	549,670
Bank of New York Mellon Corp.
(The) sr. unsec. notes 4.3s, 2014	270,000	289,989	610,000	655,160	760,000	816,265
Bank of New York Mellon Corp.
(The) sr. unsec. notes 2.95s, 2015	30,000	30,440	30,000	30,440	140,000	142,055
BankAmerica Capital III bank
guaranty jr. unsec. FRN 0.873s,
2027	580,000	384,555	327,000	216,810	1,146,000	759,828
Barclays Bank PLC 144A sub. notes
10.179s, 2021	508,000	636,189	285,000	356,917	275,000	344,394
Bear Stearns Cos., Inc. (The)
notes 5.7s, 2014	85,000	94,147	155,000	171,679	5,000	5,538
Bear Stearns Cos., Inc. (The) sr.
unsec. notes 7 1/4s, 2018	--	--	240,000	280,248	706,000	824,396
Block Financial Corp. notes
5 1/8s, 2014	2,260,000	2,317,375	--	--	--	--
Bosphorus Financial Services, Ltd.
144A sr. notes FRN 2.236s, 2012	87,500	85,646	231,438	226,535	263,375	257,796
Capital One Capital III company
guaranty 7.686s, 2036	--	--	231,000	217,140	811,000	762,340
Capital One Capital V company
guaranty jr. unsec. sub. notes
10 1/4s, 2039	270,000	284,850	345,000	363,975	--	--
CB Richard Ellis Services, Inc.
company guaranty sr. unsec. sub.
notes 11 5/8s, 2017	240,000	268,800	260,000	291,200	180,000	201,600
CIT Group, Inc. sr. bonds 7s, 2017	1,145,000	1,030,500	1,135,000	1,021,500	825,000	742,500
CIT Group, Inc. sr. bonds 7s, 2016	605,000	552,063	600,000	547,500	435,000	396,938
CIT Group, Inc. sr. bonds 7s, 2015	355,000	327,488	370,000	341,325	300,000	276,750
CIT Group, Inc. sr. bonds 7s, 2014	145,000	136,663	145,000	136,663	105,000	98,963
CIT Group, Inc. sr. bonds 7s, 2013	290,000	277,675	290,000	277,675	210,000	201,075
Citigroup, Inc. sr. notes 6 1/2s,
2013	940,000	1,001,266	895,000	953,333	1,310,000	1,395,382
Citigroup, Inc. sr. unsec. unsub.
notes FRN 0.573s, 2010	--	--	135,000	135,009	220,000	220,015
Citigroup, Inc. sub. notes 5s, 2014	35,000	35,007	914,000	914,183	1,527,000	1,527,305
Citigroup, Inc. unsec. sub. notes
6 5/8s, 2032	1,137,000	1,082,356	1,877,000	1,786,791	1,181,000	1,124,241
CNA Financial Corp. unsec. notes
6 1/2s, 2016	1,415,000	1,482,555	--	--	--	--
CNA Financial Corp. unsec. notes
6s, 2011	885,000	910,811	--	--	--	--
Credit Suisse First Boston USA,
Inc. company guaranty sr. unsec.
unsub. notes 6 1/8s, 2011	490,000	520,516	764,000	811,580	180,000	191,210
Credit Suisse Guernsey, Ltd. jr.
sub. FRN 5.86s, 2049 (United
Kingdom)	--	--	256,000	225,920	896,000	790,720
Deutsche Bank AG London sr. unsec.
notes 2 3/8s, 2013 (United Kingdom)	5,000	5,029	--	--	--	--
Deutsche Bank AG/London sr. unsec.
notes 3 7/8s, 2014 (United Kingdom)	375,000	387,372	820,000	847,053	555,000	573,311
Deutsche Bank Capital Funding
Trust VII 144A FRB 5.628s, 2049	--	--	235,000	175,663	1,000,000	747,500
Duke Realty LP sr. unsec. notes
6 1/2s, 2018 (R)	--	--	411,000	437,223	989,000	1,052,100
E*Trade Financial Corp. sr. unsec.
notes 7 3/8s, 2013	125,000	112,500	10,000	9,000	20,000	18,000
E*Trade Financial Corp. sr. unsec.
unsub. notes 12 1/2s, 2017 (PIK)	295,000	313,438	395,000	419,688	280,000	297,500
Fleet Capital Trust V bank
guaranty FRN 1.539s, 2028	790,000	578,802	217,000	158,987	759,000	556,089
Fund American Cos., Inc. notes
5 7/8s, 2013	--	--	498,000	520,210	969,000	1,012,215
GATX Financial Corp. notes 5.8s,
2016	--	--	120,000	127,877	130,000	138,533
GE Capital Trust I unsec. sub.
bonds FRB 6 3/8s, 2067	--	--	975,000	906,750	1,450,000	1,348,500
General Electric Capital Corp. sr.
unsec. FRN Ser. MTN, 0.628s, 2016	260,000	236,711	600,000	546,257	--	--
General Electric Capital Corp. sr.
unsec. FRN Ser. MTN, 0.474s, 2012	80,000	77,945	60,000	58,459	255,000	248,450
General Electric Capital Corp. sr.
unsec. notes Ser. MTN, 6 7/8s, 2039	1,141,000	1,249,208	2,446,000	2,677,969	3,149,000	3,447,639
GMAC, Inc. 144A company guaranty
sr. unsec. notes 8s, 2020	145,000	141,738	140,000	136,850	105,000	102,638
GMAC, LLC company guaranty sr.
unsec. notes 6 7/8s, 2012	--	--	2,000	2,005	--	--
GMAC, LLC company guaranty sr.
unsec. notes 6 5/8s, 2012	--	--	166,000	166,000	144,000	144,000
GMAC, LLC company guaranty sr.
unsec. notes Ser. 8, 6 3/4s, 2014	611,000	591,143	565,000	546,638	440,000	425,700
GMAC, LLC company guaranty sr.
unsec. unsub. notes FRN 2.738s,
2014	226,000	194,535	107,000	92,103	29,000	24,962
GMAC, LLC sr. unsec. unsub. notes
6 3/4s, 2014	764,000	738,624	730,000	705,753	552,000	533,665
GMAC, LLC 144A company guaranty
sr. unsec. notes 8.3s, 2015	160,000	162,000	160,000	162,000	115,000	116,438
Goldman Sachs Group, Inc. (The)
sr. notes 7 1/2s, 2019	335,000	374,433	990,000	1,106,534	2,655,000	2,967,524
Goldman Sachs Group, Inc. (The)
sub. notes 6 3/4s, 2037	736,000	722,020	1,148,000	1,126,195	270,000	264,872
Health Care Property Investors,
Inc. sr. unsec. notes 6s, 2017	--	--	214,000	216,071	748,000	755,238
Highwood Properties, Inc. sr.
unsec. bonds 5.85s, 2017 (R)	--	--	340,000	339,211	290,000	289,327
HSBC Finance Capital Trust IX FRN
5.911s, 2035	--	--	700,000	588,000	1,400,000	1,176,000
HSBC Finance Corp. notes 5s, 2015	760,000	792,982	1,185,000	1,236,427	280,000	292,151
HSBC Holdings PLC sub. notes
6 1/2s, 2037 (United Kingdom)	--	--	300,000	310,514	1,000,000	1,035,048

HUB International Holdings, Inc.
144A sr. sub. notes 10 1/4s, 2015	185,000	169,738	190,000	174,325	150,000	137,625
HUB International Holdings, Inc.
144A sr. unsec. unsub. notes 9s,
2014	40,000	37,900	35,000	33,163	23,000	21,793
Icahn Enterprises LP/Ichan
Enterprises Finance Corp. 144A sr.
notes 8s, 2018	575,000	557,750	585,000	567,450	405,000	392,850
International Lease Finance Corp.
sr. unsec. Ser. MTN, 5 5/8s, 2013	625,000	565,625	--	--	--	--
JPMorgan Chase & Co. sr. notes 6s,
2018	1,044,000	1,152,821	1,537,000	1,697,209	336,000	371,023
JPMorgan Chase Bank NA sub. notes
Ser. BKNT, 6s, 2017	--	--	330,000	359,357	280,000	304,909
JPMorgan Chase Capital XVIII bonds
Ser. R, 6.95s, 2036	--	--	674,000	673,635	1,460,000	1,459,209
Lehman Brothers E-Capital Trust I
FRN zero %, 2065 (In default) (NON)	1,375,000	138	1,845,000	185	--	--
Leucadia National Corp. sr. unsec.
notes 8 1/8s, 2015	115,000	117,875	95,000	97,375	45,000	46,125
Leucadia National Corp. sr. unsec.
notes 7 1/8s, 2017	295,000	284,675	335,000	323,275	255,000	246,075
Liberty Mutual Group 144A company
guaranty jr. sub. notes FRB
10 3/4s, 2058	1,145,000	1,264,251	--	--	--	--
Liberty Mutual Insurance 144A
notes 7.697s, 2097	--	--	690,000	595,967	1,410,000	1,217,847
Marsh & McLennan Cos., Inc. sr.
unsec. notes 6 1/4s, 2012	35,000	36,993	720,000	760,992	815,000	861,400
Marsh & McLennan Cos., Inc. sr.
unsec. notes 5 3/8s, 2014	--	--	380,000	401,703	345,000	364,704
Merrill Lynch & Co., Inc. jr. sub.
bonds 7 3/4s, 2038	--	--	300,000	320,864	1,200,000	1,283,456
Merrill Lynch & Co., Inc. sr.
unsec. notes 6.4s, 2017	60,000	62,564	215,000	224,188	380,000	396,239
Merrill Lynch & Co., Inc. sr.
unsec. notes Ser. MTN, 6 7/8s, 2018	1,226,000	1,307,874	1,640,000	1,749,521	236,000	251,760
MetLife Capital Trust IV 144A jr.
sub. debs. 7 7/8s, 2067	--	--	300,000	288,000	1,200,000	1,152,000
MetLife, Inc. sr. unsec. 6 3/4s,
2016	155,000	175,359	130,000	147,075	--	--
Morgan Stanley sr. unsec. unsub.
notes 6 3/4s, 2011	687,000	710,779	1,068,000	1,104,967	252,000	260,722
Nationwide Financial Services,
Inc. notes 5 5/8s, 2015	--	--	125,000	130,974	425,000	445,310
Nationwide Health Properties, Inc.
notes 6 1/2s, 2011 (R)	--	--	145,000	151,039	150,000	156,247
Nationwide Mutual Insurance Co.
144A notes 8 1/4s, 2031	--	--	210,000	222,177	--	--
Nuveen Investments, Inc. company
guaranty sr. unsec. unsub. notes
10 1/2s, 2015	290,000	252,300	310,000	269,700	205,000	178,350
OneAmerica Financial Partners,
Inc. 144A bonds 7s, 2033	--	--	520,000	475,566	1,129,000	1,032,527
Progressive Corp. (The) jr. unsec.
sub. unsec. deb. FRN 6.7s, 2037	250,000	233,750	555,000	518,925	695,000	649,825
Provident Funding Associates 144A
sr. notes 10 1/4s, 2017	160,000	161,600	155,000	156,550	115,000	116,150
Prudential Financial, Inc. jr.
unsec. sub. notes FRN 8 7/8s, 2038	320,000	344,833	225,000	242,461	800,000	862,082
Residential Capital LLC company
guaranty jr. notes 9 5/8s, 2015	295,000	290,575	305,000	300,425	230,000	226,550
Reynolds Group DL Escrow,
Inc./Reynolds Group Escrow, LLC
144A sr. sec. notes 7 3/4s, 2016
(Luxembourg)	150,000	146,625	135,000	131,963	100,000	97,750
Reynolds Group Issuer, Inc. 144A
sr. notes 8 1/2s, 2018	500,000	490,625	525,000	515,156	395,000	387,594
RSHB Capital SA for OJSC Russian
Agricultural Bank 144A notes
7 3/4s, 2018 (Russia)	--	--	110,000	114,620	100,000	104,200
RSHB Capital SA for OJSC Russian
Agricultural Bank 144A notes
7 1/8s, 2014 (Russia)	120,000	126,744	110,000	116,182	100,000	105,620
Simon Property Group LP sr. unsec.
notes 6 3/4s, 2014 (R)	186,000	207,476	164,000	182,936	--	--
Simon Property Group LP sr. unsec.
notes 6 1/8s, 2018 (R)	--	--	307,000	338,859	927,000	1,023,200
Simon Property Group LP sr. unsec.
unsub. notes 5 1/4s, 2016 (R)	100,000	106,490	147,000	156,541	30,000	31,947
SLM Corp. notes Ser. MTNA, 4 1/2s,
2010	650,000	651,351	1,128,000	1,130,345	1,206,000	1,208,507
SLM Corp. sr. notes Ser. MTN, 8s,
2020	225,000	197,592	220,000	193,201	155,000	136,119
SLM Corp. sr. unsec. unsub. notes
Ser. MTNA, 5s, 2013	715,000	683,516	715,000	683,516	515,000	492,322
State Street Capital Trust IV
company guaranty jr. unsec. sub.
bonds FRB 1.537s, 2037	--	--	475,000	339,354	--	--
Stowe CDO 08-1 144A notes FRN zero
%, 2010 (In default) (F)(NON)	4,200,000	3,780,000	--	--	--	--
USI Holdings Corp. 144A company
guaranty sr. unsec. notes FRN
4.311s, 2014	45,000	36,788	45,000	36,788	20,000	16,350
Vornado Realty LP sr. unsec.
unsub. notes 4 1/4s, 2015 (R)	195,000	193,852	405,000	402,615	545,000	541,791
VTB Capital SA 144A notes 6 7/8s,
2018 (Russia)	876,000	901,185	800,000	823,000	687,000	706,751
Wachovia Bank NA sub. notes
Ser. BKNT, 6s, 2017	--	--	1,115,000	1,214,985	1,755,000	1,912,376
Wachovia Corp. sr. unsec. notes
5 3/4s, 2017	95,000	103,759	105,000	114,681	60,000	65,532
Wachovia Corp. sr. unsec. notes
Ser. MTN, 5 1/2s, 2013	900,000	976,805	1,650,000	1,790,809	1,495,000	1,622,582
Wachovia Corp. sr. unsec. notes
FRN Ser. MTNE, 0.688s, 2012	140,000	138,401	470,000	464,632	510,000	504,175
Wells Fargo Capital XV jr. sub.
unsec. company guaranty FRN
9 3/4s, 2049	455,000	484,575	--	--	--	--
Westpac Banking Corp. sr. unsec.
notes 4 7/8s, 2019 (Australia)	220,000	221,947	485,000	489,292	615,000	620,442
Westpac Capital Trust III 144A
unsec. sub. notes FRN 5.819s, 2049
(Australia)	--	--	295,000	271,500	230,000	211,678
Willis Group North America, Inc.
company guaranty 6.2s, 2017	--	--	70,000	72,865	40,000	41,637
ZFS Finance USA Trust I 144A bonds
FRB 6 1/2s, 2037	--	--	312,000	281,580	411,000	370,928
		37,992,444		49,654,565		56,231,805

Health care		0.7%		1.1%		1.1%
Abbott Laboratories sr. unsec.
notes 5 7/8s, 2016	344,000	402,443	538,000	629,402	126,000	147,406
Aetna, Inc. sr. unsec. unsub.
notes 6 3/4s, 2037	--	--	286,000	323,769	673,000	761,876
AstraZeneca PLC sr. unsec. unsub.
notes 6.45s, 2037 (United Kingdom)	270,000	321,670	422,000	502,758	99,000	117,946
Biomet, Inc. company guaranty sr.
unsec. bonds 10s, 2017	360,000	387,000	375,000	403,125	260,000	279,500
Capella Healthcare, Inc. 144A
company guaranty sr. notes 9 1/4s,
2017	360,000	363,600	360,000	363,600	270,000	272,700
Community Health Systems, Inc.
company guaranty 8 7/8s, 2015	340,000	350,625	345,000	355,781	255,000	262,969
DaVita, Inc. company guaranty
6 5/8s, 2013	327,000	327,409	338,000	338,423	233,000	233,291
DaVita, Inc. company guaranty sr.
unsec. sub. notes 7 1/4s, 2015	85,000	85,000	85,000	85,000	65,000	65,000
Elan Finance PLC/Elan Finance
Corp. 144A company guaranty sr.
notes 8 3/4s, 2016 (Ireland)	570,000	556,463	390,000	380,738	270,000	263,588
GlaxoSmith Kline Capital, Inc.
company guaranty sr. notes 5.65s,
2018	344,000	393,630	870,000	995,518	1,290,000	1,476,113
HCA, Inc. company guaranty sr.
notes 9 5/8s, 2016 (PIK)	238,000	254,660	226,000	241,820	145,000	155,150
HCA, Inc. sr. sec. notes 9 1/4s,
2016	275,000	291,500	190,000	201,400	141,000	149,460
HCA, Inc. sr. sec. notes 9 1/8s,
2014	1,379,000	1,442,779	1,492,000	1,561,005	1,169,000	1,223,066
HCA, Inc. sr. unsec. notes 6 1/4s,
2013	50,000	49,125	48,000	47,160	--	--
Health Management Associates, Inc.
sr. notes 6 1/8s, 2016	320,000	303,200	335,000	317,413	230,000	217,925
Healthsouth Corp. company guaranty
10 3/4s, 2016	240,000	259,200	240,000	259,200	165,000	178,200
Hospira, Inc. sr. notes 6.05s, 2017	--	--	190,000	213,917	125,000	140,735
IASIS Healthcare/IASIS Capital
Corp. sr. sub. notes 8 3/4s, 2014	510,000	507,450	515,000	512,425	380,000	378,100
Lantheus Medical Imaging, Inc.
144A sr. notes 9 3/4s, 2017	185,000	183,150	185,000	183,150	135,000	133,650
Omnicare, Inc. sr. sub. notes

6 7/8s, 2015	35,000	35,000	45,000	45,000	25,000	25,000
Omnicare, Inc. sr. sub. notes
6 1/8s, 2013	170,000	167,025	240,000	235,800	110,000	108,075
Psychiatric Solutions, Inc.
company guaranty 7 3/4s, 2015	495,000	507,375	510,000	522,750	350,000	358,750
Quintiles Transnational Corp. 144A
sr. notes 9 1/2s, 2014 (PIK)	280,000	281,400	280,000	281,400	195,000	195,975
Select Medical Corp. company
guaranty 7 5/8s, 2015	346,000	325,240	352,000	330,880	245,000	230,300
Service Corporation International
sr. unsec. unsub. notes 6 3/4s,
2016	625,000	620,313	645,000	640,163	445,000	441,663
Stewart Enterprises, Inc. sr.
notes 6 1/4s, 2013	205,000	202,181	270,000	266,288	125,000	123,281
Sun Healthcare Group, Inc. company
guaranty sr. unsec. unsub. notes
9 1/8s, 2015	40,000	41,900	40,000	41,900	30,000	31,425
Surgical Care Affiliates, Inc.
144A sr. sub. notes 10s, 2017	80,000	79,000	75,000	74,063	35,000	34,563
Surgical Care Affiliates, Inc.
144A sr. unsec. notes 8 7/8s, 2015
(PIK)	87,885	86,347	82,392	80,950	38,449	37,776
Talecris Biotherapeutics Holdings
Corp. 144A sr. unsec. notes
7 3/4s, 2016	200,000	213,000	200,000	213,000	150,000	159,750
Tenet Healthcare Corp. 144A
company guaranty sr. sec. notes
10s, 2018	67,000	74,035	54,000	59,670	34,000	37,570
Tenet Healthcare Corp. 144A
company guaranty sr. sec. notes
9s, 2015	756,000	799,470	779,000	823,793	550,000	581,625
Teva Pharmaceutical Finance II
BV/Teva Pharmaceutical Finance III
LLC company guaranty sr. unsec.
unsub. notes 3s, 2015 (Italy)	135,000	137,101	295,000	299,591	410,000	416,381
United Surgical Partners
International, Inc. company
guaranty sr. unsec. sub. notes
8 7/8s, 2017	120,000	119,700	125,000	124,688	85,000	84,788
US Oncology Holdings, Inc. sr.
unsec. notes FRN 6.643s, 2012 (PIK)	682,000	634,260	688,000	639,840	518,000	481,740
Ventas Realty LP/Capital Corp.
company guaranty 9s, 2012 (R)	585,000	619,070	605,000	640,235	360,000	380,966
Ventas Realty LP/Capital Corp. sr.
notes 6 3/4s, 2017 (R)	10,000	10,121	225,000	227,718	200,000	202,416
WellPoint, Inc. notes 7s, 2019	95,000	112,864	220,000	261,370	260,000	308,891
		11,544,306		13,724,703		10,697,610

Technology		0.7%		0.8%		0.9%
Advanced Micro Devices, Inc. 144A
sr. unsec. notes 8 1/8s, 2017	25,000	24,875	25,000	24,875	40,000	39,800
Ceridian Corp. company guaranty
sr. unsec. notes 12 1/4s, 2015
(PIK)	440,000	396,000	460,000	414,000	370,000	333,000
Ceridian Corp. sr. unsec. notes
11 1/4s, 2015	240,000	216,600	215,000	194,038	115,000	103,788
Compucom Systems, Inc. 144A sr.
sub. notes 12 1/2s, 2015	215,000	226,288	195,000	205,238	90,000	94,725
Computer Sciences Corp. sr. unsec.
notes 6 1/2s, 2018	--	--	1,435,000	1,599,768	1,310,000	1,460,416
Computer Sciences Corp. sr. unsec.
unsub. notes 5s, 2013	750,000	797,623	--	--	--	--
Dell, Inc. sr. unsec. notes
5 7/8s, 2019	215,000	241,609	470,000	528,169	585,000	657,402
First Data Corp. company guaranty
sr. unsec. notes 10.55s, 2015 (PIK)	1,658,081	1,214,544	1,658,081	1,214,544	1,194,871	875,243
First Data Corp. company guaranty
sr. unsec. notes 9 7/8s, 2015	55,000	41,800	50,000	38,000	35,000	26,600
Freescale Semiconductor, Inc.
company guaranty sr. unsec. notes
9 1/8s, 2014 (PIK)	435,118	389,431	400,564	358,505	315,058	281,977
Freescale Semiconductor, Inc.
company guaranty sr. unsec. notes
8 7/8s, 2014	460,000	419,750	500,000	456,250	370,000	337,625
Freescale Semiconductor, Inc.
company guaranty sr. unsec. sub.
notes 10 1/8s, 2016	9,000	7,200	9,000	7,200	5,000	4,000
Freescale Semiconductor, Inc. 144A
company guaranty sr. notes
10 1/8s, 2018	165,000	168,713	165,000	168,713	115,000	117,588
Freescale Semiconductor, Inc. 144A
company guaranty sr. notes 9 1/4s,
2018	285,000	281,438	285,000	281,438	210,000	207,375
Hewlett-Packard Co. sr. unsec.
notes 6 1/8s, 2014	95,000	109,136	235,000	269,968	425,000	488,241
Hewlett-Packard Co. sr. unsec.
notes 5 1/2s, 2018	135,000	155,484	160,000	184,277	183,000	210,767
Iron Mountain, Inc. company
guaranty 8 3/4s, 2018	--	--	--	--	5,000	5,163
Iron Mountain, Inc. company
guaranty 6 5/8s, 2016	245,000	240,713	90,000	88,425	40,000	39,300
Iron Mountain, Inc. company
guaranty sr. unsec. sub. notes 8s,
2020	470,000	479,400	625,000	637,500	220,000	224,400
Lexmark International Inc, sr.
unsec. notes 5.9s, 2013	2,455,000	2,616,480	--	--	--	--
Lucent Technologies, Inc. unsec.
debs. 6.45s, 2029	195,000	128,700	200,000	132,000	135,000	89,100
Microsoft Corp. sr. unsec. unsub.
notes 4.2s, 2019	250,000	268,504	555,000	596,078	695,000	746,441
NXP BV/NXP Funding, LLC sec. notes
Ser. EXCH, 7 7/8s, 2014
(Netherlands)	720,000	660,600	750,000	688,125	575,000	527,563
NXP BV/NXP Funding, LLC 144A sr.
sec. notes 10s, 2013 (Netherlands)	34,000	35,530	15,000	15,675	--	--
Oracle Corp. sr. unsec. notes 5s,
2011	319,000	325,685	497,000	507,415	117,000	119,452
SunGard Data Systems, Inc. company
guaranty 10 1/4s, 2015	90,000	92,925	100,000	103,250	56,000	57,820
SunGard Data Systems, Inc. company
guaranty 9 1/8s, 2013	720,000	731,700	709,000	720,521	541,000	549,791
Syniverse Technologies, Inc. sr.
sub. notes Ser. B, 7 3/4s, 2013	42,000	40,950	54,000	52,650	26,000	25,350
Unisys Corp. 144A company guaranty
sr. sub. notes 14 1/4s, 2015	555,000	642,413	580,000	671,350	400,000	463,000
Xerox Capital Trust I company
guaranty 8s, 2027	160,000	160,861	165,000	165,888	125,000	125,673
Xerox Corp. sr. unsec. notes
6 3/4s, 2039	154,000	170,680	336,000	372,392	425,000	471,031
Xerox Corp. sr. unsec. unsub.
notes 5 5/8s, 2019	60,000	63,927	130,000	138,507	164,000	174,733
		11,349,559		10,834,759		8,857,364

Transportation		0.1%		0.2%		0.2%
American Airlines, Inc.
pass-through certificates Ser.
01-1, 6.817s, 2011	--	--	110,000	110,550	70,000	70,350
Burlington Northern Santa Fe Corp.
sr. unsec. notes 7s, 2014	170,000	197,604	385,000	447,514	440,000	511,445
Burlington Northern Santa Fe, LLC
debs. 5 3/4s, 2040	95,000	101,152	155,000	165,037	300,000	319,426
Northwest Airlines Corp.
pass-through certificates Ser.
00-1, 7.15s, 2019	--	--	481,932	446,390	416,427	385,716
RailAmerica, Inc. company guaranty
sr. notes 9 1/4s, 2017	294,000	307,965	292,000	305,870	213,000	223,118
Union Pacific Corp. sr. unsec.
bonds 5.7s, 2018	--	--	30,000	33,597	--	--
Union Pacific Corp. sr. unsec.
notes 6 1/8s, 2020	185,000	213,603	415,000	479,164	495,000	571,532
Union Pacific Corp. 144A
pass-through certificates 5.214s,
2014	--	--	115,000	125,771	100,000	109,366
United AirLines, Inc. pass-through
certificates Ser. 07-A, 6.636s,
2022	--	--	146,771	135,397	120,086	110,779
		820,324		2,249,290		2,301,732

Utilities and power		1.2%		1.7%		2.4%
AEP Texas North Co. sr. notes
Ser. B, 5 1/2s, 2013	180,000	194,793	577,000	624,420	190,000	205,615
AES Corp. (The) sr. unsec. unsub.
notes 8s, 2017	725,000	732,250	520,000	525,200	445,000	449,450
AES Corp. (The) 144A sec. notes
8 3/4s, 2013	108,000	109,350	139,000	140,738	56,000	56,700
Appalachian Power Co. sr. notes
Ser. L, 5.8s, 2035	--	--	145,000	147,617	120,000	122,165
Atmos Energy Corp. sr. unsec. sub.
notes 8 1/2s, 2019	20,000	25,067	45,000	56,400	55,000	68,933

Beaver Valley II Funding debs. 9s,
2017	--	--	178,000	198,627	626,000	698,541
Boardwalk Pipelines LP company
guaranty 5 7/8s, 2016	--	--	604,000	656,954	1,168,000	1,270,402
Bruce Mansfield Unit pass-through
certificates 6.85s, 2034	--	--	280,596	293,482	985,031	1,030,267
Calpine Corp. 144A sr. sec. notes
7 1/4s, 2017	570,000	547,200	595,000	571,200	410,000	393,600
Colorado Interstate Gas Co. debs.
6.85s, 2037 (Canada)	30,000	30,316	50,000	50,527	25,000	25,263
Commonwealth Edison Co. 1st mtge.
6.15s, 2017	--	--	130,000	149,004	110,000	126,081
Commonwealth Edison Co. 1st mtge.
5.9s, 2036	--	--	593,000	645,737	448,000	487,842
Consolidated Natural Gas Co. sr.
notes Ser. A, 5s, 2014	--	--	180,000	194,778	315,000	340,862
Dominion Resources, Inc. jr. sub.
notes FRN Ser. 06-B, 6.3s, 2066	--	--	823,000	757,160	1,448,000	1,332,160
Dominion Resources, Inc. sr.
unsec. notes 6.4s, 2018	3,975,000	4,602,982	--	--	--	--
Dominion Resources, Inc. sr.
unsec. unsub. notes Ser. 07-A, 6s,
2017	1,320,000	1,505,468	455,000	518,930	290,000	330,747
Dominion Resources, Inc. unsub.
notes 5.7s, 2012	343,000	370,746	535,000	578,278	126,000	136,193
Duke Energy Corp. sr. unsec. notes
6 1/4s, 2018	--	--	110,000	124,963	401,000	455,547
Dynegy Holdings, Inc. sr. unsec.
notes 7 3/4s, 2019	615,000	425,119	565,000	390,556	485,000	335,256
Dynegy-Roseton Danskamme company
guaranty Ser. B, 7.67s, 2016	145,000	127,238	195,000	171,113	90,000	78,975
Edison Mission Energy sr. unsec.
notes 7 3/4s, 2016	70,000	48,650	80,000	55,600	40,000	27,800
Edison Mission Energy sr. unsec.
notes 7 1/2s, 2013	30,000	25,800	35,000	30,100	20,000	17,200
Edison Mission Energy sr. unsec.
notes 7.2s, 2019	395,000	242,925	400,000	246,000	295,000	181,425
Edison Mission Energy sr. unsec.
notes 7s, 2017	10,000	6,400	5,000	3,200	5,000	3,200
El Paso Corp. sr. notes Ser. GMTN,
7 3/4s, 2032	225,000	222,350	215,000	212,468	95,000	93,881
El Paso Corp. sr. unsec. notes 7s,
2017	670,000	666,227	700,000	696,058	595,000	591,650
Electricite de France 144A notes
6 1/2s, 2019 (France)	165,000	191,996	375,000	436,354	450,000	523,625
Energy Future Holdings Corp.
company guaranty sr. unsec. notes
zero %, 2017 (PIK)	328,600	213,590	339,200	220,480	227,900	148,135
Energy Future Holdings Corp. sr.
notes 9 3/4s, 2019	--	--	--	--	51,000	47,685
Energy Future Intermediate
Holdings Co., LLC sr. notes
9 3/4s, 2019	256,000	239,360	265,000	247,775	120,000	112,200
Energy Transfer Partners LP sr.
unsec. unsub. notes 5.65s, 2012	170,000	180,250	350,000	371,103	470,000	498,338
Entergy Gulf States, Inc. 1st
mtge. 5 1/4s, 2015	--	--	99,000	99,130	104,000	104,137
FirstEnergy Corp. notes Ser. B,
6.45s, 2011	13,000	13,731	11,000	11,619	--	--
Florida Power Corp. 1st mtge. sec.
bonds 6.4s, 2038	--	--	328,000	392,012	1,146,000	1,369,650
Ipalco Enterprises, Inc. 144A sr.
sec. notes 7 1/4s, 2016	105,000	107,363	230,000	235,175	200,000	204,500
ITC Holdings Corp. 144A notes
5 7/8s, 2016	--	--	458,000	499,577	988,000	1,077,690
ITC Holdings Corp. 144A sr. unsec.
notes 6.05s, 2018	--	--	305,000	335,882	225,000	247,782
Kansas Gas & Electric bonds
5.647s, 2021	--	--	75,286	77,757	70,857	73,183
MidAmerican Energy Holdings Co.
bonds 6 1/8s, 2036	92,000	101,290	337,000	371,029	629,000	692,514
MidAmerican Funding, LLC sr. sec.
bonds 6.927s, 2029	470,000	554,469	850,000	1,002,763	970,000	1,144,329
Mirant Americas Generation, Inc.
sr. unsec. notes 8.3s, 2011	215,000	219,838	215,000	219,838	100,000	102,250
Mirant North America, LLC company
guaranty 7 3/8s, 2013	790,000	807,775	785,000	802,663	620,000	633,950
National Fuel Gas Co. notes
5 1/4s, 2013	238,000	251,580	687,000	726,199	100,000	105,706
Nevada Power Co. mtge. sec. notes
7 1/8s, 2019	115,000	136,452	265,000	314,432	315,000	373,759
NiSource Finance Corp. company
guaranty sr. unsec. unsub. notes
7 7/8s, 2010	260,000	265,713	570,000	582,524	715,000	730,710
NRG Energy, Inc. company guaranty
7 3/8s, 2017	100,000	98,750	110,000	108,625	55,000	54,313
NRG Energy, Inc. sr. notes 7 3/8s,
2016	1,145,000	1,139,275	1,134,000	1,128,330	867,000	862,665
Pacific Gas & Electric Co. 1st
mtge. 6.05s, 2034	417,000	465,254	650,000	725,217	153,000	170,705
Pacific Gas & Electric Co. sr.
notes 8 1/4s, 2018	--	--	--	--	490,000	627,221
Potomac Edison Co. 144A 1st mtge.
5.8s, 2016	--	--	456,000	485,420	985,000	1,048,549
Power Receivable Finance, LLC 144A
sr. notes 6.29s, 2012	--	--	82,275	83,900	71,119	72,523
PSEG Power, LLC 144A company
guaranty sr. unsec. notes 5.32s,
2016	144,000	155,184	185,000	199,369	90,000	96,990
Public Service Co. of Colorado 1st
mtge. sec. bonds 5 1/8s, 2019	105,000	116,232	235,000	260,139	295,000	326,558
Public Service Electric & Gas Co.
sr. notes Ser. MTN, 5 1/2s, 2040	75,000	82,438	160,000	175,867	215,000	236,321
Puget Sound Energy, Inc. jr. sub.
FRN Ser. A, 6.974s, 2067	225,000	206,109	629,000	576,189	1,107,000	1,014,056
Sierra Pacific Resources sr.
unsec. notes 8 5/8s, 2014	200,000	205,500	185,000	190,088	125,000	128,438
Sierra Pacific Resources sr.
unsec. unsub. notes 6 3/4s, 2017	210,000	211,556	235,000	236,741	165,000	166,222
Spectra Energy Capital, LLC sr.
notes 8s, 2019	--	--	250,000	302,718	215,000	260,338
Spectra Energy Capital, LLC sr.
unsec. unsub. notes 5.668s, 2014	795,000	860,545	--	--	--	--
TAQA Abu Dhabi National Energy sr.
unsec. notes 7 1/4s, 2018 (United
Arab Emirates)	440,000	473,238	690,000	742,123	445,000	478,615
Teco Finance, Inc. company
guaranty sr. unsec. unsub. notes
6 3/4s, 2015	10,000	11,384	10,000	11,384	5,000	5,692
Texas Competitive Electric
Holdings Co., LLC company guaranty
sr. unsec. notes zero %, 2016
(United Kingdom) (PIK)	406,656	260,260	406,656	260,260	290,468	185,900
Texas Competitive Electric
Holdings Co., LLC company guaranty
sr. unsec. notes Ser. B, 10 1/4s,
2015 (United Kingdom)	270,000	178,200	275,000	181,500	190,000	125,400
TransAlta Corp. sr. unsec. notes
5 3/4s, 2013 (Canada)	--	--	140,000	152,555	150,000	163,452
TransCanada Pipelines, Ltd. jr.
sub. FRN 6.35s, 2067 (Canada)	--	--	180,000	160,425	155,000	138,144
Union Electric Co. sr. sec. notes
6.4s, 2017	140,000	158,799	320,000	362,968	365,000	414,011
West Penn Power Co. 144A 1st mtge.
5.95s, 2017	--	--	75,000	80,409	45,000	48,245
		17,789,012		21,409,649		23,674,256

Total corporate bonds and notes
(cost $202,028,011, $234,993,986
and $208,277,478)		$204,776,318		$242,401,258		$222,827,034

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS(a)	Growth 6.1%		Balanced 15.2%		Conservative 24.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

U.S. Government Guaranteed Mortgage Obligations		1.2%		3.3%		2.3%
Government National Mortgage
Association Pass-Through
Certificates
6 1/2s, with due dates from
July 20, 2037 to August 20, 2039	$--	$--	$20,787,987	$22,849,655	$5,068,366	$5,570,253
5 1/2s, TBA, July 1, 2040	7,000,000	7,563,282	6,000,000	6,482,813	5,000,000	5,402,344
5 1/2s, TBA, June 1, 2040	7,000,000	7,583,789	6,000,000	6,500,390	5,000,000	5,416,992
4 1/2s, TBA, July 1, 2040	4,000,000	4,166,562	6,000,000	6,249,844	6,000,000	6,249,844
		19,313,633		42,082,702		22,639,433

U.S. Government Agency Mortgage Obligations		4.9%		11.9%		21.8%
Federal Home Loan Mortgage
Corporation Notes 5.4s, due
March 17, 2021 (i)	290,000	338,039	--	--	--	--
Federal Home Loan Mortgage

Corporation Pass-Through
Certificates
6s, with due dates from
July 1, 2013 to October 1, 2021	161,279	175,871	--	--	--	--
5 1/2s, with due dates from
June 1, 2035 to November 1, 2036	48,920	52,503	--	--	212,436	228,593
5 1/2s, with due dates from
January 1, 2020 to April 1, 2020	283,291	307,419	--	--	--	--
Federal National Mortgage
Association Pass-Through
Certificates
7s, with due dates from
October 1, 2029 to January 1, 2036	772,330	865,521	--	--	--	--
7s, March 1, 2018	--	--	--	--	234,341	259,107
6 1/2s, with due dates from
June 1, 2037 to November 1, 2037	382,849	419,383	--	--	--	--
6s, with due dates from
September 1, 2011 to
September 1, 2021	1,118,802	1,215,231	--	--	--	--
5 1/2s, with due dates from
June 1, 2037 to November 1, 2037	1,145,231	1,229,423	--	--	--	--
5 1/2s, with due dates from
February 1, 2014 to August 1, 2022	4,079,848	4,417,138	--	--	--	--
5 1/2s, TBA, July 1, 2040	21,000,000	22,542,188	73,000,000	78,360,938	93,000,000	99,829,688
5s, TBA, July 1, 2040	5,000,000	5,289,844	9,000,000	9,521,719	9,000,000	9,521,719
5s, TBA, May 1, 2040	--	--	4,000,000	4,258,750	4,000,000	4,258,750
4 1/2s, with due dates from
February 1, 2039 to April 1, 2039	741,135	769,477	--	--	--	--
4 1/2s, with due dates from
April 1, 2020 to May 1, 2022	1,559,807	1,660,198	--	--	--	--
4 1/2s, TBA, July 1, 2040	35,000,000	36,271,484	58,000,000	60,107,030	100,000,000	103,632,810
		75,553,719		152,248,437		217,730,667
Total U.S. government and agency
mortgage obligations (cost
$92,870,937, $191,635,051 and
$237,111,525)		$94,867,352		$194,331,139		$240,370,100

U.S. TREASURY OBLIGATIONS(a)	Growth 0.3%		Balanced 0.1%		Conservative 0.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

U.S. Treasury Inflation Protected
Securities 2 1/2s, July 15, 2016
(i)	$2,955,370	$3,322,959	$--	$--	$--	$--
U.S. Treasury Notes
3 1/4s, December 31, 2016 (i)	--	--	321,000	338,170	--	--
2 3/4s, February 15, 2019 (i)	592,000	595,972	759,000	764,093	696,000	700,670

Total U.S. treasury obligations
(cost $3,918,931, $1,102,263 and
$700,670)		$3,918,931		$1,102,263		$700,670

MORTGAGE-BACKED SECURITIES(a)	Growth 4.5%		Balanced 5.5%		Conservative 7.2%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Asset Securitization Corp. Ser.
96-MD6, Class A7, 8.631s, 2029	$--	$--	$--	$--	$328,889	$351,981
Banc of America Commercial
Mortgage, Inc.
Ser. 08-1, Class A3, 6.336s, 2014	516,000	552,734	--	--	--	--
FRB Ser. 07-4, Class A3, 6.002s,
2051	176,000	180,893	--	--	--	--
FRB Ser. 07-3, Class A3, 5.837s,
2049	167,000	177,775	748,000	796,264	--	--
Ser. 07-2, Class A2, 5.634s, 2049	960,000	986,125	--	--	434,000	445,811
Ser. 07-5, Class A3, 5.62s, 2051	578,000	597,142	--	--	--	--
Ser. 06-4, Class A2, 5.522s, 2046	224,000	228,623	--	--	--	--
Ser. 06-5, Class A2, 5.317s, 2047	--	--	--	--	1,847,000	1,900,187
Ser. 07-5, Class XW, IO, 0.6s, 2051	4,453,317	94,339	20,420,905	432,596	18,233,726	386,263
Ser. 07-1, Class XW, IO, 0.462s,
2049	1,802,320	25,723	9,799,318	139,860	5,015,067	71,577
Banc of America Commercial
Mortgage, Inc. 144A
Ser. 02-PB2, Class XC, IO, 0.977s,
2035	2,354,176	23,117	3,504,371	34,411	2,083,177	20,456
Ser. 04-4, Class XC, IO, 0.315s,
2042	3,265,584	52,505	9,269,134	149,033	7,306,309	117,474
Ser. 04-5, Class XC, IO, 0.251s,
2041	4,156,398	56,349	10,088,932	136,778	10,437,984	141,510
Ser. 06-5, Class XC, IO, 0.177s,
2016	3,223,519	46,951	34,549,115	503,211	29,412,909	428,402
Ser. 05-1, Class XW, IO, 0.13s,
2042	16,211,789	21,806	--	--	20,346,110	27,368
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 2.35s,
2022	190,000	93,407	186,000	91,441	187,000	91,932
FRB Ser. 05-MIB1, Class J, 1.4s,
2022	100,000	55,000	409,000	224,950	343,000	188,650
Bayview Commercial Asset Trust 144A
Ser. 07-5A, IO, 3.047s, 2037	--	--	3,266,603	347,567	2,754,526	293,082
Ser. 05-1A, IO, 2.87s, 2035	285,789	11,289	795,425	31,419	759,968	30,019
Ser. 04-3, IO, 2.87s, 2035	212,935	7,581	542,552	19,315	533,916	19,007
Ser. 07-1, Class S, IO, 2.637s,
2037	1,011,169	83,624	6,303,790	521,323	2,918,361	241,348
Ser. 06-2A, IO, 2.416s, 2036	108,797	7,115	521,717	34,120	496,268	32,456
Ser. 06-4A, IO, 2.331s, 2036	289,298	24,012	840,913	69,796	995,305	82,610
Ser. 05-3A, IO, 2.15s, 2035	874,391	44,244	2,817,080	142,544	2,544,576	128,756
FRB Ser. 05-1A, Class A1, 0.647s,
2035	23,847	18,601	182,827	142,605	135,133	105,404
Bear Stearns Alternate Trust
FRB Ser. 05-7, Class 23A1, 5.582s,
2035	2,314,217	1,705,591	988,877	728,808	--	--
FRB Ser. 05-10, 5.553s, 2036	--	--	--	--	2,190,651	1,352,946
Bear Stearns Asset Backed
Securities, Inc. FRB Ser. 06-2,
Class A1, 0.477s, 2036	7,956	7,924	--	--	--	--
Bear Stearns Commercial Mortgage
Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.517s,
2032	--	--	189,000	160,033	124,000	104,995
Ser. 07-PW17, Class A3, 5.736s,
2050	31,000	32,175	--	--	--	--
Ser. 07-PW18, Class A2, 5.613s,
2050	656,000	681,622	--	--	--	--
Ser. 05-PWR9, Class A2, 4.735s,
2042	--	--	--	--	803,575	804,345
Ser. 04-PR3I, Class X1, IO,
0.377s, 2041	375,366	6,569	2,514,750	44,008	4,086,050	71,506
Ser. 05-PWR9, Class X1, IO,
0.243s, 2042 (F)	--	--	8,437,994	50,369	12,709,745	75,869
Bear Stearns Commercial Mortgage
Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO,
0.877s, 2038	3,115,603	92,720	8,550,426	254,461	7,834,653	233,159
Ser. 06-PW14, Class X1, IO,
0.168s, 2038 (F)	3,350,633	46,365	9,194,331	127,230	8,426,113	116,599
Ser. 07-PW18, Class X1, IO,
0.145s, 2050	1,051,424	7,825	6,555,127	48,787	4,404,935	32,784
Ser. 07-PW15, Class X1, IO, 0.13s,
2044 (F)	6,097,626	37,001	28,932,042	175,560	19,671,156	119,365
Ser. 05-PW10, Class X1, IO,
0.094s, 2040	11,087,394	6,098	--	--	--	--
Bear Stearns Small Balance
Commercial Trust 144A Ser. 06-1A,
Class AIO, IO, 1s, 2034	--	--	536,200	2,681	558,800	2,794
Chase Commercial Mortgage
Securities Corp. 144A Ser. 98-1,
Class F, 6.56s, 2030	--	--	--	--	896,000	959,863
Citigroup Commercial Mortgage
Trust 144A Ser. 06-C5, Class XC,
IO, 0.142s, 2049	6,466,897	85,363	36,354,318	479,877	39,336,649	519,244
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A,
5.808s, 2036	1,239,866	695,164	1,657,492	929,318	--	--
FRB Ser. 05-10, Class 1A5A,
5.668s, 2035	80,747	53,091	825,708	542,903	327,157	215,106
FRB Ser. 07-6, Class 1A3A, 5.493s,
2046	--	--	--	--	1,429,219	786,070
FRB Ser. 06-AR7, Class 2A2A,
5.475s, 2036	3,260,016	1,923,409	--	--	--	--
Citigroup/Deutsche Bank Commercial
Mortgage Trust
Ser. 06-CD2, Class A2, 5.408s, 2046	143,000	144,486	--	--	--	--
Ser. 07-CD4, Class A2B, 5.205s,
2049	654,000	673,058	--	--	--	--
Citigroup/Deutsche Bank Commercial
Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.557s,

2049	3,321,846	58,797	9,959,591	176,285	7,905,617	139,929
Ser. 07-CD5, Class XS, IO, 0.146s,
2044	--	--	3,194,861	19,736	--	--
Ser. 06-CD2, Class X, IO, 0 1/8s,
2046	2,444,154	7,709	16,143,532	50,916	17,714,983	55,873
Ser. 07-CD4, Class XC, IO, 0.118s,
2049	11,110,489	91,106	33,306,687	273,115	26,436,978	216,783
CNL Funding 144A Ser. 99-1,
Class A2, 7.645s, 2014	89,537	84,165	333,930	313,894	209,899	197,305
Commercial Mortgage Acceptance
Corp. Ser. 97-ML1, IO, 0.967s, 2017	399,309	9,584	1,507,634	36,184	979,281	23,503
Commercial Mortgage Acceptance
Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	--	--	284,827	290,689	277,277	282,984
Ser. 98-C2, Class F, 5.44s, 2030	1,370,000	1,430,362	2,607,000	2,721,863	2,247,000	2,346,002
Commercial Mortgage Loan Trust
Ser. 08-LS1, Class A4B, 6.217s,
2017	60,000	59,312	--	--	--	--
Commercial Mortgage Pass-Through
Certificates 144A
Ser. 03-LB1A, Class X1, IO,
0.555s, 2038	816,126	29,005	1,735,084	61,665	1,875,458	66,654
Ser. 05-LP5, Class XC, IO, 0.247s,
2043	4,055,629	37,965	9,033,818	84,566	8,788,400	82,269
Ser. 06-C8, Class XS, IO, 0.153s,
2046	10,193,463	107,701	27,574,859	291,347	25,122,245	265,433
Ser. 05-C6, Class XC, IO, 0.11s,
2044	7,348,564	41,557	21,542,332	121,823	10,819,758	61,186
Countrywide Alternative Loan Trust
Ser. 06-J8, Class A4, 6s, 2037	2,755,508	1,667,082	1,159,712	701,626	--	--
Ser. 07-HY5R, Class 2A1A, 5.544s,
2047	982,199	880,564	504,290	452,108	473,343	424,363
Countrywide Home Loans FRB Ser.
05-HYB7, Class 6A1, 5.542s, 2035	3,403,532	2,484,578	687,185	501,645	--	--
Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	43,662	37,986	--	--	--	--
IFB Ser. 05-R1, Class 1AS, IO,
5.564s, 2035	186,257	25,377	--	--	--	--
FRB Ser. 06-R2, Class AS, IO,
5.397s, 2036	201,221	20,625	--	--	--	--
IFB Ser. 05-R2, Class 1AS, IO,
5.214s, 2035	174,404	21,814	--	--	--	--
Credit Suisse Mortgage Capital
Certificates
FRB Ser. 08-C1, Class A2, 6.215s,
2041	105,000	109,794	--	--	--	--
FRB Ser. 07-C4, Class A2, 5.998s,
2039	587,000	611,155	--	--	2,064,000	2,148,934
Ser. 07-C2, Class A2, 5.448s, 2049	249,000	254,595	--	--	--	--
Ser. 06-C5, Class AX, IO, 0.184s,
2039	6,639,658	97,895	17,963,822	264,859	16,369,243	241,348
Credit Suisse Mortgage Capital
Certificates 144A
FRB Ser. 06-TFLA, Class K, 1.55s,
2021	50,000	39,500	--	--	484,000	382,360
Ser. 07-C2, Class AX, IO, 0.273s,
2049	17,146,442	115,824	47,142,596	318,448	37,237,321	251,538
Ser. 06-C4, Class AX, IO, 0.159s,
2039	6,260,465	80,676	28,925,257	372,748	24,175,056	311,534
Ser. 07-C1, Class AX, IO, 0 1/8s,
2040	7,522,902	58,197	36,149,751	279,654	24,536,173	189,812
CRESI Finance Limited Partnership
144A FRB Ser. 06-A, Class C,
0.947s, 2017	--	--	155,000	80,600	161,000	83,720
Criimi Mae Commercial Mortgage
Trust 144A Ser. 98-C1, Class B,
7s, 2033	216,013	217,093	--	--	--	--
CS First Boston Mortgage
Securities Corp. 144A
Ser. 98-C2, Class F, 6 3/4s, 2030	353,000	362,841	--	--	--	--
Ser. 02-CP3, Class AX, IO, 1.629s,
2035	1,158,622	27,608	7,898,721	188,211	5,704,998	135,939
FRB Ser. 04-TF2A, Class J, 1.3s,
2016	153,000	146,115	310,000	296,050	349,000	333,295
FRB Ser. 05-TF2A, Class J, 1 1/4s,
2020	24,658	21,699	83,244	73,255	83,615	73,581
FRB Ser. 04-TF2A, Class H, 1.05s,
2019	100,000	98,000	132,000	129,360	128,000	125,440
Ser. 01-CK1, Class AY, IO, 0.888s,
2035	1,904,629	1,836	5,275,527	5,085	5,076,479	4,893
Ser. 03-C3, Class AX, IO, 0.581s,
2038	4,869,085	191,412	9,437,066	370,986	10,915,519	429,107
Ser. 04-C4, Class AX, IO, 0.442s,
2039	562,247	12,461	3,766,891	83,486	2,976,879	65,977
CWCapital Cobalt
FRB Ser. 07-C3, Class A3, 6.015s,
2046	394,000	414,317	--	--	--	--
Ser. 07-C2, Class A2, 5.334s, 2047	1,131,535	1,177,287	--	--	884,906	920,686
Deutsche Mortgage & Asset
Receiving Corp. Ser. 98-C1,
Class X, IO, 0.79s, 2031	421,891	8,117	1,634,952	31,456	1,224,276	23,555
DLJ Commercial Mortgage Corp.
Ser. 99-CG2, Class B3, 6.1s, 2032	--	--	225,933	225,777	198,438	198,301
Ser. 99-CG2, Class B4, 6.1s, 2032	--	--	571,000	571,599	551,000	551,578
Fannie Mae
IFB Ser. 07-75, Class JS, 49.582s,
2037	107,846	194,513	--	--	190,350	343,315
IFB Ser. 06-62, Class PS, 37.817s,
2036	133,473	233,778	254,489	445,737	207,032	362,616
IFB Ser. 07-30, Class FS, 28.219s,
2037	121,137	183,774	401,867	609,664	308,931	468,673
IFB Ser. 06-49, Class SE, 27.611s,
2036	198,789	302,289	561,423	853,728	486,376	739,607
IFB Ser. 05-25, Class PS, 26.632s,
2035	81,282	129,741	--	--	59,330	94,701
IFB Ser. 06-30, Class HK, 25.211s,
2036	134,793	196,059	--	--	--	--
IFB Ser. 06-115, Class ES,
25.171s, 2036	--	--	514,954	765,618	396,021	588,792
IFB Ser. 06-8, Class HP, 23.294s,
2036	123,995	185,023	--	--	389,004	580,465
IFB Ser. 05-99, Class SA, 23.294s,
2035	52,690	75,191	253,440	361,669	254,494	363,173
IFB Ser. 05-74, Class DM, 23.11s,
2035	109,636	162,936	225,302	334,834	226,398	336,463
IFB Ser. 05-45, Class DC, 23.037s,
2035	107,212	160,495	375,241	561,733	268,030	401,238
IFB Ser. 06-46, Class SK, 22.927s,
2036	171,960	262,760	--	--	--	--
IFB Ser. 05-95, Class OP, 19.283s,
2035	--	--	180,616	255,906	181,411	257,033
IFB Ser. 05-106, Class JC,
19.047s, 2035	--	--	132,799	184,965	126,338	175,966
IFB Ser. 05-83, Class QP, 16.491s,
2034	--	--	91,776	121,652	91,776	121,652
FRB Ser. 03-W6, Class PT1, 9.906s,
2042	24,703	30,169	--	--	--	--
IFB Ser. 04-89, Class EI, IO,
6.803s, 2034	200,643	32,014	--	--	--	--
IFB Ser. 04-24, Class CS, IO,
6.803s, 2034	76,070	13,273	--	--	--	--
IFB Ser. 04-60, Class SW, IO,
6.703s, 2034	136,290	21,917	--	--	--	--
IFB Ser. 05-48, Class SM, IO,
6.453s, 2034	65,964	8,726	766,044	101,332	685,155	90,632
IFB Ser. 07-54, Class CI, IO,
6.413s, 2037	80,451	12,112	--	--	--	--
IFB Ser. 07-58, Class SP, IO,
6.403s, 2037	--	--	954,610	158,878	758,679	126,269
IFB Ser. 07-28, Class SE, IO,
6.403s, 2037	65,272	9,784	--	--	--	--
IFB Ser. 07-24, Class SD, IO,
6.403s, 2037	59,029	8,010	684,509	92,881	611,858	83,023
IFB Ser. 05-90, Class GS, IO,
6.403s, 2035	--	--	--	--	103,694	15,770
IFB Ser. 05-17, Class ES, IO,
6.403s, 2035	54,984	8,231	--	--	--	--
IFB Ser. 07-30, Class IE, IO,
6.393s, 2037	202,179	36,548	1,973,791	356,802	1,656,705	299,483
IFB Ser. 06-123, Class CI, IO,
6.393s, 2037	140,625	20,486	--	--	--	--
IFB Ser. 06-36, Class SP, IO,
6.353s, 2036	62,306	7,947	--	--	--	--
IFB Ser. 06-16, Class SM, IO,
6.353s, 2036	308,899	50,324	--	--	--	--
IFB Ser. 05-95, Class CI, IO,
6.353s, 2035	81,064	13,157	617,822	100,272	620,717	100,742

IFB Ser. 05-84, Class SG, IO,
6.353s, 2035	127,452	20,798	--	--	--	--
IFB Ser. 06-3, Class SB, IO,
6.353s, 2035	1,111,828	178,415	2,821,172	452,714	2,783,827	446,721
IFB Ser. 05-23, Class SG, IO,
6.353s, 2035	87,687	14,956	--	--	--	--
IFB Ser. 05-29, Class SY, IO,
6.353s, 2035	271,870	45,918	--	--	--	--
IFB Ser. 05-17, Class SA, IO,
6.353s, 2035	442,383	68,751	--	--	--	--
IFB Ser. 05-17, Class SE, IO,
6.353s, 2035	85,358	14,946	--	--	--	--
IFB Ser. 05-57, Class DI, IO,
6.353s, 2035	172,538	22,020	--	--	--	--
IFB Ser. 06-128, Class GS, IO,
6.333s, 2037	89,447	13,223	--	--	--	--
IFB Ser. 05-73, Class SD, IO,
6.333s, 2035	--	--	88,214	15,820	94,394	16,929
IFB Ser. 06-109, Class SH, IO,
6.273s, 2036	78,271	13,322	--	--	--	--
IFB Ser. 06-104, Class IC, IO,
6.253s, 2036	--	--	--	--	2,554,299	405,929
IFB Ser. 06-103, Class SB, IO,
6.253s, 2036	53,354	7,200	1,142,265	154,151	882,770	119,132
IFB Ser. 06-8, Class JH, IO,
6.253s, 2036	261,520	39,840	--	--	--	--
IFB Ser. 09-12, Class CI, IO,
6.253s, 2036	274,257	44,712	--	--	--	--
IFB Ser. 05-122, Class SG, IO,
6.253s, 2035	73,311	11,022	--	--	--	--
IFB Ser. 05-122, Class SW, IO,
6.253s, 2035	76,043	10,919	750,440	107,756	629,992	90,461
IFB Ser. 06-60, Class YI, IO,
6.223s, 2036	--	--	727,902	127,114	655,393	114,451
IFB Ser. 06-86, Class SB, IO,
6.203s, 2036	468,820	74,219	2,288,576	362,304	1,797,671	284,589
IFB Ser. 07-15, Class NI, IO,
6.153s, 2022	101,104	12,511	--	--	--	--
IFB Ser. 09-70, Class SI, IO,
6.103s, 2036	1,257,531	137,008	2,178,281	237,324	1,838,885	200,347
IFB Ser. 07-30, Class LI, IO,
6.093s, 2037	225,172	30,313	--	--	--	--
IFB Ser. 07-30, Class OI, IO,
6.093s, 2037	298,035	42,479	--	--	--	--
IFB Ser. 07-89, Class SA, IO,
6.083s, 2037	646,302	80,788	2,006,543	250,818	1,907,690	238,461
IFB Ser. 07-44, Class SB, IO,
6.083s, 2037	889,454	122,211	--	--	--	--
IFB Ser. 06-82, Class SI, IO,
6.083s, 2036	6,044,593	651,970	--	--	--	--
IFB Ser. 07-54, Class IA, IO,
6.063s, 2037	79,636	11,082	--	--	--	--
IFB Ser. 07-54, Class IB, IO,
6.063s, 2037	79,636	11,082	--	--	--	--
IFB Ser. 07-54, Class IC, IO,
6.063s, 2037	79,636	11,082	--	--	--	--
IFB Ser. 07-54, Class ID, IO,
6.063s, 2037	79,636	11,082	--	--	--	--
IFB Ser. 07-54, Class IF, IO,
6.063s, 2037	118,499	15,858	--	--	--	--
IFB Ser. 06-115, Class JI, IO,
6.033s, 2036	194,564	26,673	--	--	--	--
IFB Ser. 06-123, Class LI, IO,
5.973s, 2037	128,906	16,995	--	--	--	--
IFB Ser. 10-2, Class SD, IO,
5.953s, 2040	496,828	56,399	423,498	48,074	363,352	41,247
IFB Ser. 10-2, Class MS, IO,
5.903s, 2050	451,016	47,179	925,966	96,862	781,611	81,762
IFB Ser. 07-39, Class AI, IO,
5.773s, 2037	132,180	16,026	--	--	--	--
IFB Ser. 07-32, Class SD, IO,
5.763s, 2037	96,914	13,428	--	--	--	--
IFB Ser. 07-30, Class UI, IO,
5.753s, 2037	80,225	10,749	--	--	--	--
IFB Ser. 07-32, Class SC, IO,
5.753s, 2037	127,519	16,779	--	--	--	--
IFB Ser. 07-1, Class CI, IO,
5.753s, 2037	88,350	11,696	--	--	--	--
IFB Ser. 05-74, Class NI, IO,
5.733s, 2035 (F)	340,233	49,983	--	--	--	--
Ser. 06-W3, Class 1AS, IO, 5.664s,
2046	306,565	44,132	--	--	--	--
IFB Ser. 05-58, Class IK, IO,
5.653s, 2035	112,101	18,347	903,089	147,800	871,701	142,663
IFB Ser. 09-3, Class SE, IO,
5.153s, 2037	139,738	15,016	--	--	--	--
Ser. 03-W12, Class 2, IO, 2.225s,
2043	478,683	39,208	--	--	--	--
Ser. 03-W10, Class 3, IO, 1.817s,
2043	103,664	7,238	--	--	--	--
Ser. 03-W10, Class 1, IO, 1.715s,
2043	260,365	16,588	--	--	--	--
Ser. 03-W8, Class 12, IO, 1.64s,
2042	380,861	23,819	--	--	--	--
Ser. 03-T2, Class 2, IO, 0.811s,
2042	352,499	9,755	--	--	--	--
Ser. 03-W6, Class 51, IO, 0.66s,
2042	55,439	1,220	--	--	--	--
Ser. 01-T12, Class IO, 0.565s, 2041	1,335,832	29,100	--	--	--	--
Ser. 03-W2, Class 1, IO, 0.465s,
2042	243,960	3,765	--	--	--	--
Ser. 02-T4, IO, 0.445s, 2041	1,406,303	14,679	--	--	--	--
Ser. 01-50, Class B1, IO, 0.434s,
2041	2,300,913	35,429	--	--	--	--
Ser. 02-T1, Class IO, IO, 0.423s,
2031	286,733	4,557	--	--	--	--
Ser. 03-W6, Class 3, IO, 0.368s,
2042	77,380	969	--	--	--	--
Ser. 03-W6, Class 23, IO, 0.351s,
2042	81,582	1,001	--	--	--	--
Ser. 02-W8, Class 1, IO, 0.348s,
2042	935,636	13,157	--	--	--	--
Ser. 01-79, Class BI, IO, 0.317s,
2045	732,434	8,736	--	--	--	--
Ser. 03-34, Class P1, PO, zero %,
2043	30,040	22,680	--	--	--	--
Ser. 07-64, Class LO, PO, zero %,
2037	--	--	--	--	252,848	242,598
Ser. 07-14, Class KO, PO, zero %,
2037	--	--	148,300	132,612	114,998	102,832
Ser. 06-125, Class OX, PO, zero %,
2037	--	--	49,209	44,345	47,776	43,054
Ser. 06-84, Class OT, PO, zero %,
2036	--	--	37,470	34,737	37,470	34,737
Ser. 06-56, Class XF, zero %, 2036	--	--	51,789	47,099	51,789	47,099
Ser. 06-46, Class OC, PO, zero %,
2036	--	--	56,699	49,608	--	--
Ser. 05-117, Class MO, PO, zero %,
2036	--	--	1,167	1,168	--	--
Ser. 05-50, Class LO, PO, zero %,
2035	12,781	12,629	--	--	--	--
Ser. 04-61, Class CO, PO, zero %,
2031	91,588	90,025	--	--	--	--
FRB Ser. 06-115, Class SN, zero %,
2036	58,959	57,619	325,452	318,058	277,695	271,386
FRB Ser. 06-104, Class EK, zero %,
2036	16,989	16,120	22,426	21,278	30,751	29,177
FRB Ser. 05-117, Class GF, zero %,
2036	30,891	32,758	34,341	36,417	30,069	31,887
FRB Ser. 05-91, Class EF, zero %,
2035	13,430	13,232	--	--	--	--
FRB Ser. 05-65, Class ER, zero %,
2035	21,171	20,679	--	--	--	--
FRB Ser. 05-57, Class UL, zero %,
2035	911	908	3,147	3,135	3,040	3,028
FRB Ser. 05-36, Class QA, zero %,
2035	--	--	26,293	25,183	25,378	24,307
FRB Ser. 05-65, Class CU, zero %,
2034	--	--	390	389	375	375
FRB Ser. 06-1, Class HF, zero %,
2032	--	--	10,888	9,973	16,573	15,180
Federal Home Loan Mortgage Corp.
Structured Pass-Through Securities
IFB Ser. T-56, Class 2ASI, IO,
7.753s, 2043	51,747	11,716	--	--	--	--

Ser. T-56, Class A, IO, 0.524s,
2043	163,184	3,259	--	--	--	--
Ser. T-56, Class 1, IO, 0.122s,
2043	174,305	1,296	--	--	--	--
Ser. T-56, Class 2, IO, zero %,
2043	161,044	12	--	--	--	--
Ser. T-56, Class 3, IO, zero %,
2043	130,402	887	--	--	--	--
FFCA Secured Lending Corp. 144A
Ser. 00-1, Class X, IO, 1.201s,
2020	287,917	8,350	1,113,152	32,281	711,416	20,631
First Union National Bank-Bank
of America Commercial Mortgage 144A
Ser. 01-C1, Class 3, IO, 1.92s,
2033	--	--	5,076,144	20,171	4,521,236	17,966
First Union-Lehman Brothers
Commercial Mortgage Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029	--	--	580,000	616,494	538,000	571,852
Ser. 97-C2, Class G, 7 1/2s, 2029	71,000	75,344	185,000	196,319	288,000	305,621
First Union-Lehman Brothers-Bank
of America 144A Ser. 98-C2,
Class G, 7s, 2035	--	--	--	--	703,000	702,297
Freddie Mac
IFB Ser. 3182, Class PS, 27.201s,
2032	166,787	250,767	--	--	312,077	469,214
IFB Ser. 3182, Class SP, 27.201s,
2032	173,728	258,401	--	--	--	--
IFB Ser. 3408, Class EK, 24.386s,
2037	--	--	582,892	849,657	507,791	740,186
IFB Ser. 2976, Class KL, 23.101s,
2035	126,603	185,842	404,273	593,436	387,759	569,196
IFB Ser. 2979, Class AS, 22.991s,
2034	--	--	94,352	132,166	94,888	132,917
IFB Ser. 3065, Class DC, 18.811s,
2035	136,419	189,591	--	--	389,958	541,952
IFB Ser. 2990, Class LB, 16.052s,
2034	123,534	159,762	419,178	542,106	401,187	518,840
IFB Ser. 3031, Class BS, 15.851s,
2035	144,693	191,456	--	--	--	--
IFB Ser. 3184, Class SP, IO, 7s,
2033	124,592	14,041	--	--	--	--
IFB Ser. 3110, Class SP, IO,
6.95s, 2035	--	--	832,911	152,623	916,924	168,017
IFB Ser. 3269, Class KS, IO, 6.9s,
2037	3,054,781	433,127	--	--	--	--
IFB Ser. 3156, Class PS, IO, 6.9s,
2036	--	--	1,426,423	248,697	1,350,607	235,478
IFB Ser. 3149, Class LS, IO,
6.85s, 2036	258,089	50,402	--	--	--	--
IFB Ser. 3119, Class PI, IO,
6.85s, 2036	83,421	16,142	--	--	--	--
IFB Ser. 2882, Class NS, IO,
6.85s, 2034	--	--	1,936,075	252,542	--	--
IFB Ser. 3151, Class SI, IO, 6.8s,
2036	986,178	186,093	--	--	--	--
IFB Ser. 3157, Class SA, IO, 6.8s,
2036	221,900	41,032	--	--	--	--
IFB Ser. 2921, Class SG, IO, 6.8s,
2035	596,516	80,959	--	--	--	--
IFB Ser. 3203, Class SH, IO,
6.79s, 2036	72,724	11,958	--	--	--	--
IFB Ser. 2835, Class AI, IO,
6 3/4s, 2034	49,134	8,207	--	--	--	--
IFB Ser. 2828, Class TI, IO, 6.7s,
2030	42,167	5,538	--	--	--	--
IFB Ser. 3249, Class SI, IO, 6.4s,
2036	72,091	12,265	--	--	--	--
IFB Ser. 3028, Class ES, IO, 6.4s,
2035	204,603	31,852	--	--	--	--
IFB Ser. 3316, Class SA, IO,
6.38s, 2037	63,701	9,292	1,569,898	228,992	--	--
IFB Ser. 3287, Class SE, IO,
6.35s, 2037	515,996	74,500	2,134,555	308,187	1,908,427	275,539
IFB Ser. 3122, Class DS, IO,
6.35s, 2036	--	--	1,056,291	167,619	1,000,550	158,773
IFB Ser. 3123, Class LI, IO,
6.35s, 2036	107,526	18,456	--	--	--	--
IFB Ser. 3107, Class DC, IO,
6.35s, 2035	117,098	18,907	--	--	--	--
IFB Ser. 2950, Class SM, IO,
6.35s, 2016	72,005	9,829	--	--	--	--
IFB Ser. 3256, Class S, IO, 6.34s,
2036	135,165	20,941	--	--	--	--
IFB Ser. 3031, Class BI, IO,
6.34s, 2035	58,433	10,092	328,393	56,719	329,561	56,921
IFB Ser. 3249, Class SM, IO, 6.3s,
2036	64,950	9,362	--	--	--	--
IFB Ser. 3240, Class SM, IO, 6.3s,
2036	62,403	8,258	1,330,714	176,093	1,028,553	136,108
IFB Ser. 3147, Class SD, IO, 6.3s,
2036	586,501	85,026	2,426,004	351,700	2,169,187	314,469
IFB Ser. 3398, Class SI, IO, 6.3s,
2036	--	--	2,266,827	270,614	1,926,880	230,031
IFB Ser. 3067, Class SI, IO, 6.3s,
2035	208,844	34,267	--	--	--	--
IFB Ser. 3128, Class JI, IO,
6.28s, 2036	172,922	26,861	--	--	--	--
IFB Ser. 2990, Class LI, IO,
6.28s, 2034	84,464	13,416	647,359	102,827	619,598	98,417
IFB Ser. 3240, Class S, IO, 6.27s,
2036	206,771	28,832	--	--	--	--
IFB Ser. 3065, Class DI, IO,
6.27s, 2035	--	--	252,918	42,400	254,114	42,601
IFB Ser. 3231, Class SA, IO,
6 1/4s, 2036	509,156	71,680	--	--	--	--
IFB Ser. 3145, Class GI, IO,
6 1/4s, 2036	150,537	24,202	--	--	--	--
IFB Ser. 3114, Class GI, IO,
6 1/4s, 2036	59,685	10,229	337,816	57,897	371,837	63,728
IFB Ser. 3114, Class IP, IO,
6 1/4s, 2036	78,963	10,714	--	--	--	--
IFB Ser. 3153, Class QI, IO, 6.2s,
2036	230,859	39,999	378,055	65,502	--	--
IFB Ser. 3346, Class SC, IO, 6.2s,
2033	15,294,133	2,113,037	--	--	--	--
IFB Ser. 3346, Class SB, IO, 6.2s,
2033	--	--	--	--	1,331,318	182,644
IFB Ser. 3349, Class AS, IO,
6.15s, 2037	--	--	--	--	4,432,814	602,730
IFB Ser. 3171, Class PS, IO,
6.135s, 2036	111,648	15,766	1,080,235	152,546	913,056	128,937
IFB Ser. 3171, Class ST, IO,
6.135s, 2036	461,870	64,590	1,903,700	266,221	1,669,457	233,463
IFB Ser. 3152, Class SY, IO,
6.13s, 2036	106,777	16,156	--	--	--	--
IFB Ser. 3510, Class DI, IO,
6.13s, 2035	257,174	37,499	--	--	--	--
IFB Ser. 3181, Class PS, IO,
6.12s, 2036	76,963	11,890	--	--	--	--
IFB Ser. 3199, Class S, IO, 6.1s,
2036	54,795	7,535	--	--	--	--
IFB Ser. 3284, Class LI, IO,
6.09s, 2037	269,462	36,310	--	--	--	--
IFB Ser. 3281, Class AI, IO,
6.08s, 2037	85,583	11,633	--	--	--	--
IFB Ser. 3012, Class UI, IO,
6.07s, 2035	70,338	11,550	--	--	--	--
IFB Ser. 3311, Class IA, IO,
6.06s, 2037	113,369	15,415	--	--	--	--
IFB Ser. 3311, Class IB, IO,
6.06s, 2037	113,369	15,415	--	--	--	--
IFB Ser. 3311, Class IC, IO,
6.06s, 2037	113,369	15,415	--	--	--	--
IFB Ser. 3311, Class ID, IO,
6.06s, 2037	113,369	15,415	--	--	--	--
IFB Ser. 3311, Class IE, IO,
6.06s, 2037	113,369	15,415	--	--	--	--
IFB Ser. 3240, Class GS, IO,
6.03s, 2036	132,939	17,594	--	--	--	--
IFB Ser. 3257, Class SI, IO,
5.97s, 2036	61,344	8,616	--	--	--	--
IFB Ser. 3225, Class EY, IO,
5.94s, 2036	1,804,785	220,310	--	--	--	--
IFB Ser. 3225, Class JY, IO,
5.94s, 2036	263,779	34,262	--	--	--	--

IFB Ser. 3339, Class TI, IO,
5.79s, 2037	156,360	19,650	--	--	--	--
IFB Ser. 3284, Class CI, IO,
5.77s, 2037	206,169	26,091	--	--	--	--
IFB Ser. 3476, Class S, IO,
5 3/4s, 2038	--	--	83,754	6,539	78,270	6,111
IFB Ser. 3303, Class SD, IO,
5.74s, 2037	--	--	1,854,954	233,128	--	--
IFB Ser. 3012, Class IG, IO,
5.73s, 2035	272,191	42,769	--	--	--	--
IFB Ser. 3309, Class SG, IO,
5.72s, 2037	221,763	25,884	1,910,023	222,936	1,815,925	211,953
Ser. 3327, Class IF, IO, zero %,
2037	60,381	1,547	129,388	3,315	106,007	2,716
Ser. 3391, PO, zero %, 2037	--	--	59,410	52,176	59,410	52,176
Ser. 3300, PO, zero %, 2037	--	--	--	--	295,289	266,288
Ser. 3206, Class EO, PO, zero %,
2036	--	--	44,269	39,328	44,269	39,328
Ser. 1208, Class F, PO, zero %,
2022	4,926	4,567	--	--	--	--
FRB Ser. 3349, Class DO, zero %,
2037	--	--	54,852	54,338	46,241	45,807
FRB Ser. 3326, Class XF, zero %,
2037 (F)	--	--	20,568	20,397	17,528	17,382
FRB Ser. 3326, Class YF, zero %,
2037 (F)	--	--	123,169	120,881	111,159	109,094
FRB Ser. 3263, Class TA, zero %,
2037	--	--	47,179	46,177	38,221	37,409
FRB Ser. 3231, Class X, zero %,
2036	--	--	5,751	5,711	6,239	6,195
FRB Ser. 3147, Class SF, zero %,
2036	--	--	204,004	186,974	152,484	139,754
FRB Ser. 3117, Class AF, zero %,
2036	--	--	42,120	33,781	--	--
FRB Ser. 3047, Class BD, zero %,
2035	--	--	62,176	58,662	45,752	43,166
FRB Ser. 3326, Class WF, zero %,
2035 (F)	86,509	84,081	172,716	167,868	180,278	175,218
FRB Ser. 3036, Class AS, zero %,
2035	--	--	58,404	43,938	--	--
FRB Ser. 3003, Class XF, zero %,
2035	67,924	66,340	241,809	236,169	233,319	227,876
FRB Ser. 2947, Class GF, zero %,
2034	24,442	23,281	50,080	47,699	36,827	35,076
GE Capital Commercial Mortgage
Corp. 144A
Ser. 05-C2, Class XC, IO, 0.162s,
2043	8,992,250	68,596	15,938,400	121,583	15,326,262	116,913
Ser. 05-C3, Class XC, IO, 0.141s,
2045	21,727,719	108,158	42,207,922	210,106	42,533,958	211,729
Ser. 07-C1, Class XC, IO, 0.122s,
2049	25,177,358	123,190	70,383,387	344,379	55,477,896	271,448
GMAC Commercial Mortgage
Securities, Inc.
Ser. 97-C1, Class X, IO, 1.351s,
2029	308,295	14,051	--	--	--	--
Ser. 05-C1, Class X1, IO, 0.287s,
2043	2,919,469	37,816	12,280,080	159,066	13,337,627	172,765
GMAC Commercial Mortgage
Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	--	--	127,999	98,560	112,029	86,262
Ser. 06-C1, Class XC, IO, 0.097s,
2045	18,609,816	90,947	--	--	33,806,107	165,212
Government National Mortgage
Association
IFB Ser. 10-14, Class SA, IO,
7.653s, 2032	--	--	--	--	96,960	15,095
IFB Ser. 08-47, Class S, IO,
7.35s, 2038	391,587	51,073	844,311	110,121	793,278	103,465
IFB Ser. 05-68, Class SN, IO,
6.85s, 2034	--	--	183,836	22,263	178,068	21,564
IFB Ser. 07-47, Class SA, IO,
6 3/4s, 2036	696,796	102,439	--	--	--	--
IFB Ser. 04-96, Class KS, IO,
6.653s, 2034	75,396	11,419	98,015	14,845	94,999	14,389
IFB Ser. 06-16, Class GS, IO,
6.643s, 2036	822,640	102,386	--	--	--	--
IFB Ser. 07-35, Class NY, IO,
6.55s, 2035	428,277	42,336	--	--	--	--
IFB Ser. 09-106, Class XI, IO,
6.453s, 2037	640,481	73,245	553,775	63,330	597,128	68,288
IFB Ser. 10-14, Class SB, IO,
6.453s, 2035	--	--	94,518	13,448	--	--
IFB Ser. 09-66, Class XS, IO,
6.45s, 2039	--	--	--	--	15,002,988	1,832,037
IFB Ser. 07-48, Class GS, IO,
6.433s, 2037	697,688	71,269	--	--	--	--
IFB Ser. 09-106, Class XL, IO,
6.403s, 2037	--	--	831,168	89,051	704,105	75,438
IFB Ser. 04-104, Class IS, IO,
6.403s, 2034	65,610	7,635	--	--	36,086	4,199
IFB Ser. 07-53, Class SY, IO,
6.388s, 2037	1,141,922	118,677	310,772	32,298	265,148	27,556
IFB Ser. 09-61, Class SA, IO,
6.353s, 2039	2,357,789	268,764	--	--	--	--
IFB Ser. 10-47, Class PX, IO,
6.353s, 2037	311,206	34,024	769,422	84,121	648,185	70,866
IFB Ser. 07-37, Class SU, IO,
6.34s, 2037	--	--	91,291	12,116	66,636	8,844
IFB Ser. 07-37, Class YS, IO,
6.32s, 2037	--	--	114,254	14,322	137,492	17,235
IFB Ser. 07-16, Class KU, IO,
6.303s, 2037	2,592,706	325,488	--	--	--	--
IFB Ser. 07-16, Class PU, IO,
6.303s, 2037	--	--	--	--	66,077	7,916
IFB Ser. 09-87, Class SK, IO,
6.253s, 2032	614,509	58,913	1,305,340	125,143	1,225,870	117,524
IFB Ser. 08-6, Class TI, IO,
6 1/4s, 2032	112,303	9,375	176,877	14,766	171,262	14,297
IFB Ser. 06-34, Class PS, IO,
6.243s, 2036	--	--	53,321	5,866	--	--
IFB Ser. 10-47, Class XN, IO,
6.2s, 2034	343,994	27,076	2,343,874	184,486	2,460,738	193,685
IFB Ser. 06-26, Class S, IO,
6.153s, 2036	3,101,584	313,623	390,348	39,471	295,872	29,918
IFB Ser. 10-14, Class SX, IO,
6.1s, 2040	485,410	63,496	--	--	--	--
IFB Ser. 07-35, Class KY, IO,
6.1s, 2037	--	--	64,966	6,217	--	--
IFB Ser. 09-35, Class SP, IO,
6.05s, 2037	731,212	85,354	2,021,025	235,914	2,274,303	265,479
IFB Ser. 05-65, Class SI, IO,
6.003s, 2035	86,374	9,867	--	--	--	--
IFB Ser. 05-92, Class SP, IO,
5.953s, 2035	1,914,941	173,360	2,972,709	269,119	1,954,874	176,975
IFB Ser. 06-16, Class SX, IO,
5.943s, 2036	984,835	108,627	123,837	13,659	93,757	10,341
IFB Ser. 09-106, Class SD, IO,
5.903s, 2036	889,496	96,786	821,640	89,403	3,143,488	342,043
IFB Ser. 09-87, Class SN, IO,
5.903s, 2035	834,315	76,298	--	--	--	--
IFB Ser. 10-47, Class VS, IO,
5.9s, 2040	4,862,757	660,557	--	--	--	--
IFB Ser. 05-66, Class S, IO, 5.9s,
2035	1,451,762	205,294	2,253,729	318,700	1,482,099	209,584
IFB Ser. 09-58, Class BS, IO,
5.853s, 2039	436,453	48,747	--	--	--	--
IFB Ser. 09-122, Class WS, IO,
5.803s, 2039	3,938,253	377,560	--	--	--	--
IFB Ser. 09-58, Class SD, IO,
5.753s, 2039	1,206,390	106,838	--	--	--	--
IFB Ser. 09-87, Class TS, IO,
5.753s, 2035	621,043	75,252	--	--	--	--
IFB Ser. 04-83, Class CS, IO,
5.733s, 2034	37,809	4,416	--	--	99,817	11,659
IFB Ser. 09-106, Class ST, IO,
5.653s, 2038	166,983	17,491	--	--	--	--
IFB Ser. 04-41, Class SG, IO,
5.653s, 2034	1,075,561	45,206	--	--	--	--
IFB Ser. 09-87, Class WT, IO,
0.178s, 2035	817,100	2,525	--	--	--	--
IFB Ser. 09-106, Class WT, IO,
0.149s, 2037	166,655	530	398,304	1,267	469,966	1,494
Ser. 06-36, Class OD, PO, zero %,
2036	--	--	32,207	29,993	23,711	22,081

Ser. 99-31, Class MP, PO, zero %,
2029	7,479	6,709	35,334	31,697	17,667	15,848
FRB Ser. 07-73, Class KI, IO, zero
%, 2037	--	--	2,328,234	26,970	891,911	10,332
FRB Ser. 07-73, Class KM, zero %,
2037	--	--	232,658	215,861	89,357	82,905
FRB Ser. 07-35, Class UF, zero %,
2037	20,666	20,400	43,040	42,485	35,456	34,999
Greenwich Capital Commercial
Funding Corp.
Ser. 07-GG11, Class A2, 5.597s,
2049	168,000	174,896	--	--	--	--
Ser. 05-GG5, Class A2, 5.117s, 2037	66,669	67,414	--	--	939,252	949,739
Ser. 05-GG5, Class XC, IO, 0.163s,
2037	12,541,184	33,990	39,947,034	108,268	40,056,568	108,565
Greenwich Capital Commercial
Funding Corp. 144A Ser. 05-GG3,
Class XC, IO, 0.449s, 2042	8,559,729	123,435	23,657,994	341,158	20,232,013	291,754
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3,
5.999s, 2045	805,185	841,744	2,710,357	2,833,419	2,301,310	2,405,800
Ser. 06-GG6, Class A2, 5.506s, 2038	404,751	411,022	541,771	550,166	--	--
GS Mortgage Securities Corp. II
144A
Ser. 98-C1, Class F, 6s, 2030	--	--	255,946	258,249	257,774	260,094
FRB Ser. 07-EOP, Class J, 1.201s,
2020	130,000	110,914	383,000	326,771	240,000	204,765
Ser. 04-C1, Class X1, IO, 1.031s,
2028	1,894,967	4,415	2,581,700	6,016	2,581,700	6,016
Ser. 03-C1, Class X1, IO, 1.008s,
2040	5,039,477	86,195	4,144,201	70,882	5,972,416	102,152
Ser. 06-GG8, Class X, IO, 0.862s,
2039	2,162,035	53,507	9,998,052	247,435	8,359,011	206,871
Ser. 06-GG6, Class XC, IO, 0.109s,
2038	3,291,887	6,530	32,939,624	65,342	23,799,685	47,211
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s,
2035	9,929	9,390	--	--	--	--
Ser. 05-RP3, Class 1A3, 8s, 2035	34,083	29,993	--	--	--	--
Ser. 05-RP3, Class 1A2, 7 1/2s,
2035	25,895	22,787	--	--	--	--
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	30,476	26,819	--	--	--	--
Ser. 05-RP2, Class 1A2, 7 1/2s,
2035	34,459	30,324	--	--	--	--
Ser. 05-RP1, Class 1A2, 7 1/2s,
2035	76,458	69,577	--	--	--	--
IFB Ser. 04-4, Class 1AS, IO,
5.542s, 2034	1,249,281	146,400	--	--	--	--
FRB Ser. 04-4, Class 1AF, 0.747s,
2034	79,918	67,131	--	--	--	--
GSR Mortgage Loan Trust Ser.
05-AR2, Class 2A1, 3.126s, 2035	121,723	102,855	289,795	244,877	304,523	257,322
HASCO NIM Trust 144A Ser. 05-OP1A,
Class A, 6 1/4s, 2035
(In default) (NON)	--	--	48,565	5	53,330	5
HVB Mortgage Capital Corp. Ser.
03-FL1A, Class K, 3.2s, 2022	118,000	97,940	--	--	--	--
IMPAC Secured Assets Corp. FRB
Ser. 07-2, Class 1A1A, 0.457s, 2037	455,441	232,275	1,905,118	971,610	1,865,694	951,504
IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR25, Class 5A1,
5.694s, 2036	653,327	372,489	440,051	250,892	413,729	235,884
FRB Ser. 07-AR15, Class 1A1,
5.673s, 2037	2,048,729	1,295,821	1,458,118	922,260	1,372,693	868,228
JPMorgan Alternative Loan Trust
FRB Ser. 06-A1, Class 5A1, 5.921s,
2036	1,406,848	1,097,342	994,237	775,505	923,263	720,145
JPMorgan Chase Commercial Mortgage
Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	64,000	67,136	204,000	213,996	204,000	213,996
FRB Ser. 07-LD12, Class A3,
6.188s, 2051	1,355,000	1,385,735	5,191,000	5,308,745	--	--
FRB Ser. 07-LD11, Class A3,
5.983s, 2049	10,000	10,245	--	--	--	--
Ser. 07-CB20, Class A3, 5.863s,
2051	21,000	22,037	--	--	--	--
Ser. 07-C1, Class ASB, 5.857s, 2051	1,610,000	1,725,014	--	--	1,387,000	1,486,083
Ser. 07-LD12, Class A2, 5.827s,
2051	83,000	86,098	--	--	--	--
Ser. 07-CB20, Class A2, 5.629s,
2051	159,000	164,438	--	--	--	--
Ser. 06-LDP8, Class A2, 5.289s,
2045	172,540	180,790	--	--	--	--
Ser. 05-LDP2, Class AM, 4.78s, 2042	20,000	18,665	--	--	400,000	373,305
Ser. 06-LDP8, Class X, IO, 0.758s,
2045	2,867,270	66,087	13,265,050	305,743	11,090,049	255,612
Ser. 06-CB17, Class X, IO, 0.698s,
2043	2,392,168	59,509	13,067,868	325,082	14,022,373	348,826
Ser. 06-LDP9, Class X, IO, 0.637s,
2047	3,182,118	64,615	5,549,496	112,685	5,201,729	105,624
Ser. 07-LDPX, Class X, IO, 0.524s,
2049	4,790,070	69,239	20,206,902	292,085	16,016,457	231,513
Ser. 08-C2, Class X, IO, 0.476s,
2051	70,993,854	1,692,934	--	--	--	--
Ser. 06-CB16, Class X1, IO,
0.152s, 2045	3,265,385	40,416	15,106,708	186,977	12,629,892	156,321
JPMorgan Chase Commercial Mortgage
Securities Corp. 144A
Ser. 00-C9, Class G, 6 1/4s, 2032	38,000	38,071	240,000	240,448	260,000	260,485
Ser. 03-ML1A, Class X1, IO,
1.513s, 2039	604,988	17,635	--	--	--	--
Ser. 05-LDP2, Class X1, IO,
0.323s, 2042	15,163,882	228,086	37,108,898	558,170	--	--
Ser. 07-CB20, Class X1, IO, 0.19s,
2051	6,808,743	78,981	38,303,765	444,324	31,020,361	359,836
Ser. 05-CB12, Class X1, IO,
0.185s, 2037	4,017,024	31,777	11,498,185	90,958	11,053,087	87,437
Ser. 06-LDP6, Class X1, IO,
0.099s, 2043	--	--	22,191,184	82,744	15,998,205	59,653
Key Commercial Mortgage
Ser. 07-SL1, Class A2, 5.741s, 2040	1,091,000	962,808	--	--	--	--
Ser. 07-SL1, Class A1, 5.478s, 2040	517,848	534,677	--	--	--	--
LB Commercial Conduit Mortgage
Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	--	--	149,428	124,657	136,004	113,458
Ser. 99-C1, Class G, 6.41s, 2031	--	--	159,961	99,085	145,590	90,184
Ser. 98-C4, Class G, 5.6s, 2035	--	--	132,000	132,673	127,000	127,648
Ser. 98-C4, Class H, 5.6s, 2035 (F)	--	--	223,000	189,502	215,000	182,703
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2012	3,734,869	3,887,731	--	--	--	--
Ser. 07-C2, Class A2, 5.303s, 2040	3,121,000	3,211,093	--	--	2,696,000	2,773,825
Ser. 06-C7, Class A2, 5.3s, 2038	173,000	177,891	--	--	--	--
Ser. 07-C2, Class XW, IO, 0.741s,
2040	1,176,238	29,623	4,578,570	115,310	3,604,342	90,775
LB-UBS Commercial Mortgage Trust
144A
Ser. 06-C7, Class XW, IO, 0.911s,
2038	1,759,878	52,412	9,405,736	280,116	10,112,645	301,169
Ser. 03-C5, Class XCL, IO, 0.49s,
2037	1,056,749	20,646	4,881,317	95,368	4,079,913	79,710
Ser. 05-C3, Class XCL, IO, 0.319s,
2040	3,045,881	58,342	13,647,272	261,404	11,251,130	215,508
Ser. 05-C2, Class XCL, IO, 0.293s,
2040	13,527,857	128,390	27,025,047	256,489	35,841,112	340,161
Ser. 05-C5, Class XCL, IO, 0.234s,
2020	4,840,160	57,329	13,486,863	159,745	14,533,902	172,147
Ser. 05-C7, Class XCL, IO, 0.218s,
2040	11,879,791	82,256	30,852,079	213,620	30,934,878	214,193
Ser. 06-C7, Class XCL, IO, 0.183s,
2038	3,314,684	48,062	16,253,979	235,678	15,224,672	220,753
Ser. 06-C1, Class XCL, IO, 0.182s,
2041	10,110,967	85,194	--	--	29,440,533	248,063
Ser. 07-C2, Class XCL, IO, 0.164s,
2040	10,103,503	107,913	39,345,248	420,239	30,971,272	330,798
Lehman Brothers Floating Rate
Commercial Mortgage Trust 144A
FRB Ser. 04-LLFA, Class H, 1.3s,
2017	175,000	151,351	184,000	159,135	214,000	185,081
FRB Ser. 05-LLFA, Class J, 1.15s,
2018	23,000	17,185	93,000	69,489	89,000	66,500
MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	57,050	50,490	--	--	--	--
Ser. 05-1, Class 1A4, 7 1/2s, 2034	44,876	39,715	--	--	--	--
Merit Securities Corp. 144A FRB
Ser. 11PA, Class 3A1, 0.967s, 2027	219,957	181,980	315,953	261,400	260,018	215,124
Merrill Lynch Capital Funding
Corp. Ser. 06-4, Class XC, IO,

0.198s, 2049	15,996,084	184,558	46,814,582	540,133	40,038,086	461,947
Merrill Lynch Floating Trust 144A
FRB Ser. 06-1, Class TM, 0.85s,
2022	554,794	488,218	491,817	432,799	579,784	510,210
Merrill Lynch Mortgage Investors,
Inc.
FRB Ser. 98-C3, Class E, 7.065s,
2030	--	--	137,000	143,026	127,000	132,586
FRB Ser. 05-A9, Class 3A1, 5.22s,
2035	322,425	250,633	936,403	727,904	1,018,152	791,451
Ser. 96-C2, Class JS, IO, 2.273s,
2028	228,131	5,500	134,547	3,244	51,336	1,238
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.02s,
2050	219,000	226,597	981,000	1,015,028	771,000	797,744
FRB Ser. 07-C1, Class A2, 5.916s,
2050	248,000	257,422	--	--	--	--
Ser. 05-MCP1, Class XC, IO,
0.298s, 2043	3,667,701	44,469	12,414,310	150,517	11,940,981	144,778
Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO,
0.492s, 2039	2,357,143	49,505	6,432,270	135,091	7,612,797	159,884
Ser. 05-LC1, Class X, IO, 0.224s,
2044	2,336,686	13,806	7,045,281	41,626	7,753,424	45,810
Merrill Lynch/Countrywide
Commercial Mortgage Trust
FRB Ser. 07-8, Class A3, 6.155s,
2049	151,000	153,719	--	--	--	--
FRB Ser. 07-8, Class A2, 6.118s,
2049	257,000	280,046	1,160,000	1,264,022	905,000	986,155
Ser. 06-1, Class A2, 5.439s, 2039	352,000	357,452	--	--	--	--
Ser. 2006-3, Class A2, 5.291s, 2046	429,000	438,163	--	--	--	--
Mezz Cap Commercial Mortgage Trust
Ser. 07-C5, Class X, IO, 4.95s,
2017	--	--	607,654	48,612	510,768	40,861
Mezz Cap Commercial Mortgage Trust
144A
Ser. 04-C2, Class X, IO, 6.57s,
2040	196,436	16,599	500,017	42,251	489,678	41,378
Ser. 05-C3, Class X, IO, 5.632s,
2044	394,613	32,556	624,327	51,507	625,280	51,586
Ser. 06-C4, Class X, IO, 4.68s,
2045	935,768	60,825	2,343,568	152,332	2,410,870	156,707
Morgan Stanley Capital 144A Ser.
05-RR6, Class X, IO, 1.593s, 2043	816,477	18,281	2,368,600	53,033	3,811,315	85,335
Morgan Stanley Capital I
Ser. 98-CF1, Class D, 7.35s, 2032	26,855	27,352	--	--	--	--
FRB Ser. 08-T29, Class A3, 6.458s,
2043	176,000	189,249	533,000	573,124	506,000	544,092
FRB Ser. 07-IQ15, Class A2,
6.035s, 2049	--	--	--	--	812,000	851,484
Morgan Stanley Capital I 144A
Ser. 04-RR, Class F5, 6s, 2039	--	--	395,000	149,113	340,000	128,350
Ser. 04-RR, Class F6, 6s, 2039	--	--	395,000	70,113	350,000	62,125
Ser. 07-HQ13, Class X1, IO,
0.814s, 2044	5,038,915	82,336	23,017,667	376,109	--	--
Ser. 05-HQ5, Class X1, IO, 0.136s,
2042 (F)	2,737,551	11,610	7,505,794	31,831	5,908,283	25,056
Mortgage Capital Funding, Inc.
FRB Ser. 98-MC2, Class E, 7.275s,
2030	53,000	53,133	215,000	215,538	206,000	206,515
Ser. 97-MC2, Class X, IO, 1.751s,
2012	590	19	163	5	--	--
Nomura Asset Acceptance Corp. Ser.
04-R3, Class PT, 3.034s, 2035	30,875	25,781	--	--	--	--
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	--	--	--	--	757,000	756,239
Ser. 00-C1, Class J, 6 5/8s, 2033	--	--	118,000	11,800	189,000	18,900
Residential Asset Mortgage
Products, Inc. Ser. 02-SL1,
Class AI3, 7s, 2032	73,854	76,119	240,778	248,164	151,475	156,122
Salomon Brothers Mortgage
Securities VII 144A Ser. 02-KEY2,
Class X1, IO, 2.156s, 2036	2,361,613	75,099	8,764,909	278,724	7,678,023	244,161
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018	--	--	172,000	146,200	165,000	140,250
Ser. 03-1A, Class M, 5s, 2018	--	--	116,000	81,200	112,000	78,400
Ser. 04-1A, Class K, 5s, 2018	53,262	42,609	--	--	--	--
Ser. 04-1A, Class L, 5s, 2018	--	--	69,865	48,905	68,026	47,618
Structured Adjustable Rate
Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s,
2037	632,922	430,387	3,141,092	2,135,942	2,587,026	1,759,177
FRB Ser. 06-9, Class 1A1, 5.896s,
2036	1,110,295	605,787	474,098	258,672	--	--
FRB Ser. 05-18, Class 6A1, 4.915s,
2035	69,885	53,462	--	--	--	--
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO,
5.896s, 2037	1,549,988	235,975	--	--	--	--
Ser. 07-4, Class 1A4, IO, 1s, 2037	1,549,988	56,146	--	--	--	--
Terwin Mortgage Trust 144A FRB
Ser. 06-9HGA, Class A1, 0.427s,
2037	5,146	5,098	--	--	--	--
Wachovia Bank Commercial Mortgage
Trust
FRB Ser. 07-C33, Class A3, 6.099s,
2051	327,000	347,074	--	--	--	--
FRB Ser. 07-C33, Class A2, 6.054s,
2051	13,000	13,576	--	--	--	--
Ser. 06-C26, Class A2, 5.935s, 2045	270,000	288,791	--	--	--	--
FRB Ser. 07-C32, Class A2, 5.924s,
2049	144,000	148,722	--	--	376,000	388,329
Ser. 07-C31, Class A2, 5.421s, 2047	73,000	75,335	2,405,000	2,481,937	--	--
Ser. 07-C30, Class A3, 5.246s, 2043	4,477,000	4,475,351	1,882,000	1,881,307	--	--
Ser. 06-C29, IO, 0.53s, 2048	17,874,014	307,049	46,987,935	807,182	--	--
Ser. 07-C34, IO, 0.524s, 2046	4,719,106	88,530	10,581,244	198,504	8,720,216	163,591
Wachovia Bank Commercial Mortgage
Trust 144A
FRB Ser. 05-WL5A, Class L, 3.65s,
2018	--	--	164,000	83,640	156,000	79,560
Ser. 03-C3, Class IOI, IO, 1.296s,
2035	439,161	9,665	3,299,621	72,615	3,302,775	72,685
Ser. 07-C31, IO, 0.435s, 2047	9,151,101	117,775	35,634,963	458,622	28,050,267	361,007
Ser. 05-C18, Class XC, IO, 0.186s,
2042	11,511,378	104,293	19,642,628	177,962	22,681,115	205,491
Ser. 06-C27, Class XC, IO, 0.167s,
2045	3,729,807	33,643	17,254,171	155,633	14,425,070	130,114
Ser. 06-C23, Class XC, IO, 0.089s,
2045	4,775,359	23,017	31,475,370	151,711	34,550,382	166,533
Ser. 06-C26, Class XC, IO, 0.068s,
2045	17,295,866	49,812	13,776,853	39,677	8,532,113	24,572
WAMU Commercial Mortgage
Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2014	--	--	46,000	13,915	44,000	13,310
Ser. 07-SL2, Class A1, 5.313s, 2049	1,641,973	1,399,782	--	--	--	--
Ser. 06-SL1, Class X, IO, 0.934s,
2043	418,341	13,111	2,237,619	70,127	2,405,694	75,394
Ser. 07-SL2, Class X, IO, 0.849s,
2049	1,258,728	33,054	5,355,962	140,648	4,242,752	111,415
Washington Mutual Asset Securities
Corp. 144A Ser. 05-C1A, Class F,
5.3s, 2014	107,000	71,958	--	--	--	--

Total mortgage-backed securities
(cost $63,662,443, $62,858,934 and
$63,298,121)		$69,499,242		$70,653,933		$72,215,953

ASSET-BACKED SECURITIES(a)	Growth 1.5%		Balanced 3.0%		Conservative 3.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Vlaue

Accredited Mortgage Loan Trust
FRB Ser. 05-1, Class M2, 1.037s,
2035	$--	$--	$69,508	$24,789	$62,557	$22,310
FRB Ser. 05-4, Class A2C, 0.557s,
2035	--	--	103,003	98,400	82,403	78,720
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C,
0.497s, 2036	107,000	30,146	475,000	133,825	377,000	106,215
FRB Ser. 06-HE3, Class A2C,
0.497s, 2036	119,000	45,226	549,000	208,645	436,000	165,700
Ace Securities Corp. 144A Ser.
03-MH1, Class M2, 6 1/2s, 2030	374,504	362,333	180,594	174,725	--	--
AFC Home Equity Loan Trust Ser.
99-2, Class 1A, 0.753s, 2029	235,790	103,590	438,804	192,780	312,157	137,140
Ameriquest Mortgage Securities,
Inc.
FRB Ser. 03-8, Class M2, 2.997s,
2033	--	--	187,403	61,592	168,754	55,463

FRB Ser. 04-R10, Class A5, 0.737s,
2034	50	47	--	--	--	--
FRB Ser. 04-R11, Class A2, 0.717s,
2034	5,859	5,253	--	--	--	--
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	--	--	286,000	51,480	223,000	40,140
Ser. 04-1A, Class E, 6.42s, 2039	--	--	240,272	38,444	227,202	36,352
Argent Securities, Inc. FRB Ser.
03-W3, Class M3, 2.617s, 2033	--	--	22,925	7,096	20,633	6,386
Asset Backed Funding Certificates
FRB Ser. 04-OPT2, Class M2,
1.347s, 2033	--	--	108,229	82,478	97,270	74,126
Asset Backed Securities Corp. Home
Equity Loan Trust
FRB Ser. 04-HE7, Class A2, 0.727s,
2034	126	100	--	--	--	--
FRB Ser. 04-HE6, Class A2, 0.707s,
2034	77,763	58,313	275,390	206,509	264,196	198,115
FRB Ser. 06-HE4, Class A5, 0.507s,
2036	101,772	61,043	466,726	279,943	374,677	224,732
BankAmerica Manufactured Housing
Contract Trust Ser. 97-2, Class M,
6.9s, 2028	778,000	1,133,935	370,000	539,275	--	--
Bay View Auto Trust
Ser. 05-LJ2, Class D, 5.27s, 2014	62,000	62,029	139,000	139,064	134,000	134,062
Ser. 05-LJ2, Class C, 4.92s, 2014	90,028	90,254	41,413	41,517	40,513	40,614
Bayview Financial Acquisition Trust
Ser. 04-B, Class A1, 1.354s, 2039	--	--	683,432	259,704	897,467	341,038
FRB Ser. 04-D, Class A, 0.932s,
2044	43,307	38,996	141,557	127,463	138,196	124,437
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M, 1.697s,
2038	25,682	17,977	76,447	53,513	59,724	41,807
Bear Stearns Asset Backed
Securities, Inc.
FRB Ser. 05-HE1, Class M3, 1.277s,
2035	--	--	210,000	64,425	189,000	57,982
FRB Ser. 05-3, Class A1, 0.797s,
2035	49,546	44,688	--	--	--	--
FRB Ser. 03-ABF1, Class A, 0.717s,
2034	14,279	10,882	--	--	--	--
Bombardier Capital Mortgage
Securitization Corp. Ser. 00-A,
Class A4, 8.29s, 2030	3,086,087	2,214,267	1,919,037	1,376,909	372,392	267,191
Chase Funding Loan Acquisition
Trust FRB Ser. 04-AQ1, Class A2,
0.747s, 2034	59,820	52,991	--	--	--	--
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-OPT1, Class M1,
0.767s, 2035	44,358	34,721	200,967	157,309	157,515	123,296
Ser. 03-HE3, Class A, 0.723s, 2033	443,763	356,851	--	--	--	--
Citigroup Mortgage Loan Trust,
Inc. 144A FRB Ser. 03-HE4,
Class A, 0.757s, 2033	134,557	110,302	--	--	--	--
Conseco Finance Securitizations
Corp.
Ser. 00-5, Class A7, 8.2s, 2032	--	--	1,168,099	1,030,847	775,253	684,161
Ser. 00-5, Class A6, 7.96s, 2032	381,822	305,458	1,509,369	1,207,495	1,382,554	1,106,043
Ser. 02-1, Class M1F, 7.954s, 2033	--	--	510,000	522,245	676,000	692,231
Ser. 02-2, Class M1, 7.424s, 2033	83,000	75,151	216,000	195,573	154,000	139,436
Ser. 01-1, Class A5, 6.99s, 2032	928,697	947,271	3,704,389	3,778,477	3,301,456	3,367,485
FRB Ser. 02-1, Class M1A, 2.396s,
2033	725,000	583,980	1,996,000	1,607,757	1,264,000	1,018,138
Countrywide Asset Backed
Certificates
FRB Ser. 05-BC3, Class M1, 0.867s,
2035	41,156	38,166	183,889	170,531	145,360	134,800
FRB Ser. 04-6, Class 2A5, 0.737s,
2034	30,661	25,787	274,375	230,759	229,900	193,354
FRB Ser. 04-5, Class 4A3, 0.667s,
2034	27,350	23,522	96,338	82,853	92,746	79,764
FRB Ser. 05-14, Class 3A2, 0.587s,
2036	16,339	15,056	73,978	68,171	58,093	53,533
Credit-Based Asset Servicing and
Securitization FRB Ser. 02-CB2,
Class A2, 1.447s, 2032	24,460	19,872	--	--	--	--
Credit-Based Asset Servicing and
Securitization 144A
Ser. 06-MH1, Class B1, 6 1/4s, 2036	--	--	291,000	211,703	186,000	135,315
Ser. 06-MH1, Class M2, 6 1/4s, 2036	228,000	204,630	110,000	98,725	123,000	110,393
Crest, Ltd. 144A Ser. 03-2A,
Class D2, 6.723s, 2038	--	--	339,000	84,750	313,000	78,250
CS First Boston Mortgage
Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034
(In default) (NON)	16,582	2	23,162	2	25,268	3
Equifirst Mortgage Loan Trust FRB
Ser. 05-1, Class M5, 1.017s, 2035	--	--	63,033	21,394	57,170	19,404
Fieldstone Mortgage Investment
Corp. FRB Ser. 05-1, Class M3,
1.157s, 2035	--	--	38,416	38,229	37,073	36,892
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.677s,
2036	231,000	109,322	1,045,000	494,551	816,000	386,176
FRB Ser. 06-2, Class 2A3, 0.517s,
2036	392,000	214,679	1,688,000	924,433	1,342,000	734,946
GEBL 144A
Ser. 04-2, Class D, 3.1s, 2032	--	--	103,080	4,639	126,776	5,705
Ser. 04-2, Class C, 1.2s, 2032	--	--	77,013	9,242	126,776	15,213
Green Tree Financial Corp.
Ser. 94-4, Class B2, 8.6s, 2019	1,182,531	593,443	531,123	266,540	--	--
Ser. 96-8, Class A7, 8.05s, 2027	11,033	11,420	--	--	--	--
Ser. 96-5, Class M1, 8.05s, 2027	--	--	238,206	206,644	322,794	280,024
Ser. 96-6, Class M1, 7.95s, 2027	2,582,000	2,517,450	1,222,000	1,191,450	1,077,000	1,050,075
Ser. 99-5, Class A5, 7.86s, 2030	594,622	535,159	2,296,085	2,066,477	1,875,916	1,688,324
Ser. 97-2, Class A7, 7.62s, 2028	131,746	141,490	96,803	103,962	69,415	74,549
Ser. 96-2, Class M1, 7.6s, 2026	1,460,000	1,295,750	691,000	613,263	609,000	540,488
Ser. 97-6, Class A9, 7.55s, 2029	53,912	54,990	--	--	100,678	102,692
Ser. 97-3, Class A6, 7.32s, 2028	1,553	1,613	--	--	--	--
Ser. 96-10, Class A6, 7.3s, 2028	9,668	9,911	--	--	--	--
Ser. 95-8, Class M1, 7.3s, 2026	36,447	37,208	--	--	--	--
Ser. 96-10, Class M1, 7.24s, 2028	--	--	449,000	444,510	625,000	618,750
Ser. 97-6, Class M1, 7.21s, 2029	293,000	256,752	688,000	602,885	946,000	828,967
Ser. 96-2, Class A4, 7.2s, 2027	73,678	74,163	--	--	--	--
Ser. 97-3, Class A5, 7.14s, 2028	17,973	18,572	129,506	133,819	93,313	96,421
Ser. 95-10, Class B1, 7.05s, 2027	311,648	319,408	--	--	--	--
Ser. 93-4, Class A5, 7.05s, 2019	4,485	4,580	--	--	--	--
Ser. 98-4, Class A7, 6.87s, 2030	40,303	41,138	102,308	104,427	72,683	74,189
Ser. 93-3, Class B, 6.85s, 2018	115,099	103,179	53,768	48,200	--	--
Ser. 99-3, Class A7, 6.74s, 2031	76,007	76,387	103,454	103,971	106,269	106,800
Ser. 98-6, Class A7, 6.45s, 2030	--	--	35,164	35,191	25,345	25,365
Ser. 99-2, Class A7, 6.44s, 2030	--	--	411,390	403,193	573,347	561,923
Ser. 98-7, Class M1, 6.4s, 2030	118,000	80,452	218,000	148,631	136,000	92,724
Ser. 99-1, Class A6, 6.37s, 2025	221,155	222,813	312,577	314,921	195,034	196,497
Ser. 98-2, Class A5, 6.24s, 2016	8,418	8,441	--	--	--	--
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	3,643,209	3,379,076	3,463,688	3,212,571	1,331,851	1,235,292
Ser. 99-5, Class M1A, 8.3s, 2026	--	--	198,000	190,841	157,000	151,323
Ser. 99-5, Class A4, 7.59s, 2028	112,175	112,785	141,972	142,743	97,277	97,806
Ser. 99-3, Class 1A5, 6.79s, 2023	922	919	--	--	--	--
Guggenheim Structured Real Estate
Funding, Ltd. 144A
FRB Ser. 05-2A, Class D, 1.897s,
2030	--	--	254,630	33,102	254,630	33,102
FRB Ser. 05-1A, Class D, 1.877s,
2030	--	--	104,365	12,524	100,100	12,012
High Income Trust Securities 144A
FRB Ser. 03-1A, Class A, 0.874s,
2036	--	--	349,418	139,767	317,978	127,191
Home Equity Asset Trust
FRB Ser. 04-7, Class A3, 0.737s,
2035	309	247	--	--	--	--
FRB Ser. 06-1, Class 2A4, 0.677s,
2036	117,000	93,297	527,000	420,236	415,000	330,926
JPMorgan Mortgage Acquisition
Corp. FRB Ser. 06-FRE1, Class A4,
0.637s, 2035	100,000	56,790	443,000	251,581	347,000	197,063
Lehman ABS Manufactured Housing
Contract Ser. 01-B, Class A5,
5.873s, 2022	49,311	51,033	--	--	--	--
Lehman XS Trust FRB Ser. 07-6,
Class 2A1, 0.557s, 2037	880,658	287,427	4,093,013	1,335,869	3,162,182	1,032,067
LNR CDO, Ltd. 144A FRB Ser. 03-1A,
Class EFL, 3.347s, 2036	105,000	7,350	595,000	41,650	460,000	32,200
Local Insight Media Finance, LLC
Ser. 07-1W, Class A1, 5.53s, 2012	273,156	163,894	1,431,488	858,893	1,238,120	742,872
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 0.967s,
2035	--	--	240,000	145,193	216,000	130,674
FRB Ser. 06-4, Class 2A4, 0.607s,

2036	111,000	42,128	503,000	190,902	394,000	149,534
FRB Ser. 06-1, Class 2A3, 0.537s,
2036	108,557	52,717	503,546	244,529	400,221	194,353
Madison Avenue Manufactured
Housing Contract FRB Ser. 02-A,
Class M2, 2.597s, 2032	507,000	430,190	--	--	--	--
Marriott Vacation Club Owner Trust
144A
Ser. 05-2, Class D, 6.205s, 2027	--	--	16,027	8,785	17,214	9,435
Ser. 04-2A, Class D, 5.389s, 2026	--	--	10,246	5,459	10,049	5,354
Ser. 04-1A, Class C, 5.265s, 2026	--	--	27,139	22,346	25,201	20,750
FRB Ser. 02-1A, Class A1, 1.048s,
2024	6,410	6,137	27,164	26,008	26,720	25,583
MASTR Asset Backed Securities Trust
FRB Ser. 04-HE1, Class A1, 0.747s,
2034	209	208	--	--	--	--
FRB Ser. 04-OPT2, Class A2,
0.697s, 2034	17,045	14,357	--	--	--	--
FRB Ser. 06-FRE2, Class A4,
0.497s, 2036	58,000	27,499	262,000	124,221	206,000	97,670
Merrill Lynch Mortgage Investors,
Inc.
FRB Ser. 04-HE2, Class A1A,
0.747s, 2035	3,367	2,797	--	--	--	--
Ser. 04-WMC3, Class B3, 5s, 2035	2,808	34	8,334	100	7,700	93
Mid-State Trust Ser. 11, Class B,
8.221s, 2038	62,150	59,799	165,899	159,621	128,217	123,365
Morgan Stanley ABS Capital I
FRB Ser. 05-HE2, Class M5, 1.027s,
2035	--	--	101,721	51,994	91,549	46,795
FRB Ser. 05-HE1, Class M3, 0.867s,
2034	--	--	150,000	119,731	135,000	107,758
FRB Ser. 04-HE8, Class A4, 0.727s,
2034	6,211	4,825	--	--	--	--
FRB Ser. 06-NC4, Class M2, 0.647s,
2036	--	--	210,000	1,529	189,000	1,376
Navigator CDO, Ltd. 144A FRB Ser.
03-1A, Class A1, 0.926s, 2015	2,821	2,751	4,902	4,779	4,642	4,526
New Century Home Equity Loan Trust
Ser. 03-5, Class AI7, 5.15s, 2033	70,150	69,507	238,369	236,181	209,020	207,101
FRB Ser. 03-4, Class M3, 3.422s,
2033	--	--	10,549	6,090	9,494	5,481
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.507s,
2036	131,392	66,811	596,025	303,071	464,633	236,260
FRB Ser. 06-2, Class A2C, 0.497s,
2036	138,000	82,679	626,000	375,051	488,000	292,372
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	59,037	37,120	229,675	144,410	224,723	141,297
Ser. 95-B, Class B1, 7.55s, 2021	--	--	119,163	89,284	171,981	128,858
Ser. 00-D, Class A3, 6.99s, 2022	--	--	31,346	31,581	15,966	16,086
Ser. 98-A, Class M, 6.825s, 2028	454,000	423,177	219,000	204,132	--	--
Ser. 01-E, Class A4, 6.81s, 2031	529,799	427,813	698,534	564,067	756,448	610,831
Ser. 99-B, Class A3, 6.45s, 2017	102,786	91,222	217,512	193,042	201,357	178,704
Ser. 99-A, Class A3, 6.09s, 2029	134,484	133,315	--	--	--	--
Ser. 01-D, Class A3, 5.9s, 2022	73,428	43,613	577,920	343,256	448,496	266,384
Ser. 02-C, Class A1, 5.41s, 2032	304,090	285,769	667,328	627,122	617,537	580,331
Ser. 01-D, Class A2, 5.26s, 2019	43,984	30,239	--	--	268,868	184,846
Ser. 02-A, Class A2, 5.01s, 2020	156,621	134,893	--	--	78,311	67,446
Oakwood Mortgage Investors, Inc.
144A
Ser. 01-B, Class A4, 7.21s, 2030	--	--	61,975	59,341	82,026	78,540
Ser. 01-B, Class A3, 6.535s, 2023	--	--	51,631	49,043	37,214	35,349
Origen Manufactured Housing Ser.
04-B, Class A3, 4 3/4s, 2021	46,192	46,418	--	--	--	--
Ownit Mortgage Loan Asset-Backed
Certificates FRB Ser. 06-7,
Class A2A, 0.417s, 2037	185,169	162,101	--	--	--	--
Park Place Securities, Inc.
FRB Ser. 05-WCH1, Class M4,
1.177s, 2036	--	--	97,000	29,575	88,000	26,831
FRB Ser. 04-WHQ2, Class A3A,
0.697s, 2035	7	7	54	54	53	52
Popular ABS Mortgage Pass-Through
Trust FRB Ser. 04-4, Class AV1,
0.687s, 2034	3,439	2,760	--	--	--	--
Renaissance Home Equity Loan Trust
FRB Ser. 04-3, Class AV1, 0.767s,
2034	106,590	95,899	--	--	--	--
Residential Asset Mortgage
Products, Inc.
FRB Ser. 06-NC3, Class A2, 0.537s,
2036	101,010	78,183	468,181	362,376	372,222	288,103
FRB Ser. 07-RZ1, Class A2, 0.507s,
2037	207,000	112,836	840,000	457,884	667,000	363,582
Residential Asset Securities Corp.
FRB Ser. 06-EMX3, Class A2,
0.527s, 2036	603,974	392,583	--	--	--	--
Residential Asset Securities Corp.
144A Ser. 04-NT, Class Note,
4 1/2s, 2034 (In default) (NON)	12,285	1	17,855	2	19,247	2
SAIL Net Interest Margin Notes
144A Ser. 04-4A, Class B, 7 1/2s,
2034 (In default) (NON)	--	--	49,135	--	--	--
Saxon Asset Securities Trust FRB
Ser. 04-3, Class A, 0.687s, 2034	20,877	18,146	--	--	--	--
Securitized Asset Backed
Receivables, LLC
FRB Ser. 05-HE1, Class M2, 0.997s,
2035	--	--	110,752	566	99,677	509
FRB Ser. 07-NC2, Class A2B,
0.487s, 2037	171,000	72,663	789,000	335,270	628,000	266,856
FRB Ser. 07-BR5, Class A2A,
0.477s, 2037	89,721	60,741	893,717	605,046	317,688	215,075
FRB Ser. 07-BR4, Class A2A,
0.437s, 2037	116,304	78,738	770,023	521,306	288,092	195,038
SG Mortgage Securities Trust
FRB Ser. 06-OPT2, Class A3D, PO,
0.557s, 2036	234,000	89,962	1,061,000	407,906	832,000	319,866
FRB Ser. 06-FRE1, Class A2B,
0.527s, 2036	--	--	425,117	222,104	337,741	176,454
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3,
0.517s, 2036	111,000	82,652	--	--	394,000	293,378
FRB Ser. 06-3, Class A3, 0.507s,
2036	572,923	316,355	2,466,399	1,361,891	1,960,821	1,082,722
Structured Asset Investment Loan
Trust FRB Ser. 06-BNC2, Class A6,
0.607s, 2036	111,000	18,662	503,000	84,569	394,000	66,243
TIAA Real Estate CDO, Ltd. Ser.
03-1A, Class E, 8s, 2038	--	--	349,000	41,880	299,000	35,880
TIAA Real Estate CDO, Ltd. 144A
FRB Ser. 02-1A, Class III, 7.6s,
2037	100,000	25,000	384,000	96,000	278,000	69,500
UCFC Mfg. Hsg. Contract Ser. 97-4,
Class A4, 6.995s, 2029	328,782	321,385	--	--	--	--
WAMU Asset-Backed Certificates FRB
Ser. 07-HE2, Class 2A1, 0.457s,
2037	266,623	173,305	1,567,794	1,019,066	2,603,407	1,692,215
Wells Fargo Home Equity Trust FRB
Ser. 07-1, Class A3, 0.667s, 2037	--	--	222,000	77,486	174,000	60,733
Whinstone Capital Management, Ltd.
144A FRB Ser. 1A, Class B3,
1.216s, 2044 (United Kingdom)	--	--	131,083	43,257	131,434	43,373

Total asset-backed securities
(cost $24,455,605, $52,410,599 and
$42,410,509)		$22,571,974		$38,527,228		$30,740,274

COMMODITY LINKED NOTES(a)	Growth 0.6%		Balanced 0.6%		Conservative 0.5%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

UBS AG/ Jersey Branch144Asr. notes
Ser. CMCI, zero %, 2010 (indexed
to the UBS Bloomberg CMCI
Composite) (United Kingdom)	$8,892,000	$9,033,528	$7,399,000	$7,516,765	$5,075,000	$5,155,775

Total commodity linked notes (cost
$8,892,000, $7,399,000 and
$5,075,000)		$9,033,528		$7,516,765		$5,155,775

INVESTMENT COMPANIES(a)	Growth 0.5%		Balanced 0.8%		Conservative 0.4%
	Shares	Value	Shares	Value	Shares	Value

Ares Capital Corp.	6,454	$80,869	4,220	$52,877	2,043	$25,599
BlackRock Kelso Capital Corp.	19,168	189,188	12,495	123,326	6,086	60,069
Harris & Harris Group, Inc. (NON)	66,600	272,394	54,600	223,314	31,800	130,062
iPath MSCI India Index ETN	12,400	793,600	--	--	--	--
iShares MSCI EAFE Index Fund	18,481	859,551	8,900	413,939	3,600	167,436
iShares Russell 2000 Growth Index
Fund	6,713	446,952	4,602	306,401	5,129	341,489

iShares Russell 2000 Value Index
Fund		10,886	620,937	7,217	411,658	2,266	129,253
MCG Capital Corp. (NON)		88,931	429,537	59,300	286,419	27,814	134,342
NGP Capital Resources Co.		24,775	177,637	16,357	117,280	7,703	55,231
S&P 500 Index Depository Receipts
(SPDR Trust Series 1)		41,218	4,254,522	83,567	8,625,786	29,948	3,091,233

Total investment companies (cost
$7,862,509, $10,931,854 and
$3,746,804)			$8,125,187		$10,561,000		$4,134,714

SENIOR LOANS(a)(c)		Growth 0.3%		Balanced 0.5%		Conservative 0.4%
		Principal		Principal		Principal
		amount	Value	amount	Value	amount	Value

AGFS Funding Co. bank term loan
FRN 7 1/4s, 2015		$155,000	$150,583	$155,000	$150,583	$115,000	$111,723
Ardent Health Systems bank term
loan FRN Ser. B, 6 1/2s, 2016		295,000	285,966	305,000	295,659	220,000	213,263
CCM Merger, Inc. bank term loan
FRN Ser. B, 8 1/2s, 2012		380,000	371,925	390,000	381,713	295,000	288,731
Claire's Stores, Inc. bank term
loan FRN 3.04s, 2014		258,667	214,653	263,641	218,781	184,051	152,734
Dex Media West, LLC bank term loan
FRN Ser. A, 7 1/2s, 2014		169,212	151,656	226,743	203,219	--	--
First Data Corp. bank term loan
FRN Ser. B1, 3.094s, 2014		--	--	119,917	100,830	111,143	93,453
First Data Corp. bank term loan
FRN Ser. B3, 3.094s, 2014		689,058	578,904	796,570	669,230	--	--
Harrah's Operating Co., Inc. bank
term loan FRN Ser. B2, 3.316s, 2015		--	--	99,243	82,356	91,981	76,330
Health Management Associates, Inc.
bank term loan FRN 2.04s, 2014		--	--	112,446	104,450	104,218	96,807
IASIS Healthcare Corp. bank term
loan FRN Ser. DD, 2.354s, 2014		--	--	28,897	27,019	26,783	25,042
IASIS Healthcare, LLC/IASIS
Capital Corp. bank term loan FRN
7.62s, 2014		--	--	7,863	7,352	7,288	6,814
IASIS Healthcare, LLC/IASIS
Capital Corp. bank term loan FRN
Ser. B, 2.354s, 2014		--	--	83,493	78,066	77,384	72,354
Ineos Holdings, Ltd. bank term
loan FRN Ser. B2, 7.501s, 2013
(United Kingdom)		170,000	162,563	167,500	160,172	122,500	117,141
Ineos Holdings, Ltd. bank term
loan FRN Ser. C2, 8.001s, 2014
(United Kingdom)		170,000	162,563	167,500	160,172	122,500	117,141
Intelsat Corp. bank term loan FRN
Ser. B2, 2.792s, 2011		--	--	31,850	29,439	29,520	27,285
Intelsat Corp. bank term loan FRN
Ser. B2-A, 2.792s, 2013		--	--	31,860	29,447	29,528	27,292
Intelsat Corp. bank term loan FRN
Ser. B2-C, 2.792s, 2013		--	--	31,850	29,439	29,520	27,285
Intelsat, Ltd. bank term loan FRN
3.292s, 2014 (Luxembourg)		400,000	367,600	540,000	496,260	460,000	422,740
National Bedding Co. bank term
loan FRN 2.325s, 2011		--	--	51,795	49,432	47,886	45,702
Pinnacle Foods Holding Corp. bank
term loan FRN Ser. B, 2.851s, 2014		--	--	67,544	63,057	62,870	58,694
Polypore, Inc. bank term loan FRN
Ser. B, 2.36s, 2014		--	--	117,180	111,614	108,606	103,447
Revlon Consumer Products bank term
loan FRN 6s, 2015		215,000	208,780	215,000	208,780	155,000	150,516
Six Flags Theme Parks bank term
loan FRN Ser. B, 6s, 2016		495,000	489,737	500,000	494,684	375,000	371,013
Smurfit-Stone Container
Enterprises, Inc. bank term loan
FRN 6 3/4s, 2016		205,000	204,048	205,000	204,048	145,000	144,327
Swift Transportation Co., Inc.
bank term loan FRN 8 1/4s, 2014		535,000	493,761	550,000	507,604	420,000	387,625
Thomas Learning bank term loan FRN
Ser. B, 2.79s, 2014		84,135	72,493	79,389	68,404	54,440	46,907
TXU Energy Corp. bank term loan
FRN Ser. B2, 3.974s, 2014		--	--	119,917	88,364	111,143	81,898
TXU Energy Corp. bank term loan
FRN Ser. B3, 3.85s, 2014		836,022	615,652	855,920	630,305	737,199	542,878
Univision Communications, Inc.
bank term loan FRN Ser. B, 2.54s,
2014		--	--	122,224	102,363	113,281	94,873
Visteon Corp. bank term loan FRN
Ser. B, 5 1/4s, 2013		660,000	701,800	770,000	818,766	100,000	106,333
West Corp. bank term loan FRN
Ser. B2, 2.751s, 2013		--	--	119,583	110,863	110,833	102,751
Yankee Candle Co., Inc. bank term
loan FRN 2.36s, 2014		--	--	56,578	53,672	52,703	49,996

Total senior loans (cost
$5,354,427, $6,885,186 and
$4,265,541)			$5,232,684		$6,736,143		$4,163,095

CONVERTIBLE BONDS AND NOTES(a)		Growth 0.2%		Balanced 0.2%		Conservative 0.2%
		Principal		Principal		Principal
		amount	Value	amount	Value	amount	Value

Advanced Micro Devices, Inc. cv.
sr. unsec. notes 6s, 2015		$395,000	$375,250	$400,000	$380,000	$275,000	$261,250
Alliant Techsystems, Inc. cv.
company guaranty sr. sub. notes
3s, 2024		240,000	237,900	240,000	237,900	180,000	178,425
Digital Realty Trust LP 144A cv.
sr. unsec. notes 5 1/2s, 2029 (R)		140,000	199,325	140,000	199,325	105,000	149,494
Ford Motor Co. cv. sr. unsec.
notes 4 1/4s, 2016		49,000	61,064	39,000	48,602	24,000	29,909
General Cable Corp. cv. unsec.
sub. notes stepped-coupon 4 1/2s
(2 1/4s, 11/15/19) 2029 (STP)		740,000	693,750	210,000	196,875	155,000	145,313
General Growth Properties, Inc.
144A cv. sr. notes 3.98s, 2027
(In default) (NON)(R)		660,000	676,500	740,000	758,500	515,000	527,875
Jazz Technologies, Inc. cv.
company guaranty sr. unsec. unsub.
notes 8s, 2011		155,000	148,800	160,000	153,600	110,000	105,600
Owens Brockway Glass Container,
Inc. 144A cv. sr. notes 3s, 2015		155,000	142,337	155,000	142,337	115,000	105,605
Steel Dynamics, Inc. cv. sr. notes
5 1/8s, 2014		60,000	64,950	55,000	59,538	40,000	43,300
Trinity Industries, Inc. cv.
unsec. sub. notes 3 7/8s, 2036		175,000	134,313	155,000	118,963	105,000	80,588

Total convertible bonds and notes
(cost $2,727,079, $2,261,362 and
$1,608,812)			$2,734,189		$2,295,640		$1,627,359

PURCHASED OPTIONS OUTSTANDING(a)		Growth 0.4%		Balanced 0.3%		Conservative 0.5%
	Expiration date/	Contract	Value	Contract	Value	Contract	Value
	strike price	amount		amount		amount

Option on an interest rate swap
with Barclays Bank PLC for
the right to pay a fixed rate
of 3.74 versus the three month
USD-LIBOR-BBA maturing
November 10, 2020.	Nov-10/3.74	$--	$--	$6,433,000	$36,604	$--	$--
Option on an interest rate swap
with Barclays Bank PLC for
the right to receive a fixed rate
of 3.74 versus the three month
USD-LIBOR-BBA maturing
November 10, 2020.	Nov-10/3.74	--	--	6,433,000	363,143	--	--
Option on an interest rate swap
with Barclays Bank PLC for
the right to receive a fixed rate
of 3.7375% versus the three month
USD-LIBOR-BBA maturing
March 9, 2021.	Mar-11/3.7375	20,722,200	1,133,090	13,610,800	744,239	14,553,200	795,769
Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for
the right to receive a fixed rate
of 3.665% versus the three month
USD-LIBOR-BBA maturing
March 8, 2021.	Mar-11/3.665	20,722,200	1,040,047	13,610,800	683,126	14,553,200	730,425
Option on an interest rate swap
with Barclays Bank PLC for
the right to pay a fixed rate
of 4.065 versus the three month
USD-LIBOR-BBA maturing
October 20, 2020.	Oct-10/4.065	13,870,900	21,222	3,868,800	5,919	12,467,800	19,076
Option on an interest rate swap
with Barclays Bank PLC for
the right to receive a fixed rate
of 4.065 versus the three month
USD-LIBOR-BBA maturing
October 20, 2020.	Oct-10/4.065	13,870,900	1,148,233	3,868,800	320,259	12,467,800	1,032,084
Option on an interest rate swap
with Barclays Bank PLC for

the right to pay a fixed rate
of 3.95% versus the three month
USD-LIBOR-BBA maturing
September 21, 2020.	Sep-10/3.95	9,624,800	9,048	5,873,300	5,521	9,329,800	8,770
Option on an interest rate swap
with Barclays Bank PLC for
the right to receive a fixed rate
of 3.95% versus the three month
USD-LIBOR-BBA maturing
September 21, 2020.	Sep-10/3.95	9,624,800	722,534	5,873,300	440,909	9,329,800	700,388
Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for
the right to pay a fixed rate
of 3.995% versus the three month
USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.995	13,401,600	10,319	8,035,400	6,187	11,401,400	8,779
Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for
the right to receive a fixed rate
of 3.995% versus the three month
USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.995	13,401,600	1,056,716	8,035,400	633,591	11,401,400	899,000
Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for
the right to pay a fixed rate
of 3.965% versus the three month
USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.965	8,934,500	7,683	5,356,900	4,607	7,600,900	6,537
Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for
the right to receive a fixed rate
of 3.965% versus the three month
USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.965	8,934,500	681,791	5,356,900	408,785	7,600,900	580,025

Total purchased options
outstanding (cost $2,887,924,
$1,933,317 and $2,432,367)			$5,830,683		$3,652,890		$4,780,853

FOREIGN GOVERNMENT BONDS AND NOTES(a)		Growth 0.2%		Balanced 0.2%		Conservative 0.3%
		Principal		Principal		Principal
		amount	Value	amount	Value	amount	Value

Brazil (Federal Republic of) notes
zero %, 2012		BRL 4,130	$2,343,264	5,525	$3,134,754	4,838	$2,744,966

Total foreign government bonds and
notes (cost $2,481,985, $3,320,330
and $2,907,468)			$2,343,264		$3,134,754		$2,744,966

PREFERRED STOCKS(a)		Growth --%		Balanced --%		Conservative --%
		Shares	Value	Shares	Value	Shares	Value

GMAC, Inc. 144A Ser. G, 7.00% cum.
pfd.		726	$564,306	754	$586,070	519	$403,409

Total preferred stocks (cost
$527,570, $478,791 and $342,557)			$564,306		$586,070		$403,409

MUNICIPAL BONDS AND NOTES(a)		Growth --%		Balanced 0.1%		Conservative 0.1%
		Principal		Principal		Principal
		amount	Value	amount	Value	amount	Value

IL State G.O. Bonds
4.421s, 1/1/15		$50,000	$49,721	$105,000	$104,413	$135,000	$134,245
4.071s, 1/1/14		150,000	148,277	315,000	311,381	400,000	395,404
MI Tobacco Settlement Fin. Auth.
Rev. Bonds, Ser. A, 7.309s, 6/1/34		--	--	210,000	161,238	220,000	168,916
Tobacco Settlement Fin. Auth.
of WVA Rev. Bonds, Ser. A, 7.467s,
6/1/47		--	--	630,000	469,999	495,000	369,285

Total municipal bonds and notes
(cost $200,000, $1,259,978 and
$1,249,977)			$197,998		$1,047,031		$1,067,850

CONVERTIBLE PREFERRED STOCKS(a)		Growth --%		Balanced --%		Conservative --%
		Shares	Value	Shares	Value	Shares	Value

Lehman Brothers Holdings, Inc.
Ser. P, 7.25% cv. pfd.
(In default) (NON)		684	$1,005	912	$1,341	--	$--

Total convertible preferred stocks
(cost $644,723, $859,630 and $--)			$1,005		$1,341		$--

WARRANTS(a)(NON)			Growth --%		Balanced --%		Conservative --%
	Expiration date	Strike Price	Warrants	Value	Warrants	Value	Warrants	Value

Aventine Renewable Energy
Holdings, Inc. (F)	3/15/15	$40.94	431	$--	376	$--	202	$--
Charter Communications, Inc.
Class A	11/30/14	46.86	62	372	37	222	12	72
Vertis Holdings, Inc. (F)	10/18/15	0.01	265	--	154	--	66	--

Total warrants (cost $209,252,
$182,517 and $98,059)				$372		$222		$72

SHORT-TERM INVESTMENTS(a)	Growth 29.5%		Balanced 33.0%			Conservative 40.8%

	Principal	Principal		Principal
	amount/shares	Value	amount/shares	Value	amount/shares	Value

U.S. Treasury Bills for effective
yields from 0.26% to 0.29%,
March 10, 2011 (SEGSF)	$--	$--	$--	$--	$2,950,000	$2,943,504
U.S. Treasury Bills for effective
yields from 0.23% to 0.40%,
November 18, 2010 (SEG) (SEGSF)	46,300,000	46,228,513	56,406,001	56,318,909	57,397,002	57,308,379
U.S. Treasury Bills for
an effective yield of 0.10%,
October 14, 2010	--	--	--	--	25,000,000	24,992,700
U.S. Treasury Bills for effective
yields from 0.18% to 0.26%,
August 26, 2010 (SEG) (SEGSF)	25,685,001	25,676,896	21,083,000	21,074,643	7,479,999	7,477,664
U.S. Treasury Bills for effective
yields from 0.23% to 0.35%,
July 15, 2010 (SEG) (SEGSF)	34,752,003	34,748,120	28,577,001	28,574,076	--	--
Interest in $300,000,000 joint
triparty repurchase agreement
dated June 30, 2010 with The Bank
of New York Mellon due
July 1, 2010 -- maturity value
of $300,001 for an effective yield
of 0.08% (collateralized
by various mortgage backed
securities with coupon rates
ranging from 2.728% to 6.680% and
due dates ranging from
February 15, 2024 to
October 15, 2040 valued
at $306,000,000)	300,000	300,000	--	--	--	--
Short-term investments held
as collateral for loaned securities
with yields ranging from 0.01% to
0.10%, due July 1, 2010 (d)	14,305,309	14,305,297	8,910,960	8,910,952	1,537,770	1,537,769
Putnam Money Market Liquidity Fund
0.11% (e)	337,982,432	337,982,431	306,592,037	306,592,036	312,835,600	312,835,602

Total short-term investments (cost
$459,258,875, $421,483,345 and
$407,115,935)		$459,241,257		$421,470,616		$407,095,618

TOTAL INVESTMENTS

Total investments (cost
$1,703,033,545, $1,528,228,807 and
$1,265,682,099) (b)		$1,712,258,247		$1,534,474,929		$1,283,630,241

Putnam Asset Allocation: Growth Portfolio

FORWARD CURRENCY CONTRACTS TO BUY at 6/30/10 (aggregate face value $249,000,305) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$55,351,254	$56,403,891	7/21/10	$(1,052,637)
Brazilian Real	5,941,735	5,842,439	7/21/10	99,296
British Pound	20,316,246	19,900,052	7/21/10	416,194
Canadian Dollar	8,512,103	8,656,486	7/21/10	(144,383)
Chilean Peso	181,614	183,393	7/21/10	(1,779)
Danish Krone	1,484,441	1,477,570	7/21/10	6,871
Euro	39,963,363	40,123,261	7/21/10	(159,898)
Hong Kong Dollar	718,606	717,298	7/21/10	1,308
Hungarian Forint	4,275,034	4,235,094	7/21/10	39,940
Japanese Yen	37,057,217	35,540,329	7/21/10	1,516,888
Mexican Peso	1,936,567	1,935,751	7/21/10	816
Norwegian Krone	13,197,109	13,214,005	7/21/10	(16,896)
Polish Zloty	2,817,385	2,783,622	7/21/10	33,763
Singapore Dollar	4,463,182	4,410,493	7/21/10	52,689
South African Rand	3,692,053	3,626,783	7/21/10	65,270
South Korean Won	1,979,451	1,974,832	7/21/10	4,619
Swedish Krona	16,944,758	16,883,361	7/21/10	61,397
Swiss Franc	20,019,198	18,839,969	7/21/10	1,179,229
Taiwan Dollar	1,315,447	1,313,537	7/21/10	1,910
Turkish Lira (New)	10,982,722	10,938,139	7/21/10	44,583

Total				$2,149,180

Putnam Asset Allocation: Growth Portfolio

FORWARD CURRENCY CONTRACTS TO SELL at 6/30/10 (aggregate face value $257,173,724) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$12,106,872	$11,928,259	7/21/10	$(178,613)
Brazilian Real	2,636,648	2,552,266	7/21/10	(84,382)
British Pound	39,944,682	39,493,823	7/21/10	(450,859)
Canadian Dollar	38,179,730	38,736,095	7/21/10	556,365
Chilean Peso	2,789,979	2,835,957	7/21/10	45,978
Czech Koruna	7,860,844	7,762,442	7/21/10	(98,402)
Danish Krone	308,016	306,590	7/21/10	(1,426)
Euro	72,384,794	72,581,332	7/21/10	196,538
Hong Kong Dollar	4,537,599	4,529,357	7/21/10	(8,242)
Hungarian Forint	482,770	470,745	7/21/10	(12,025)
Japanese Yen	31,820,753	30,621,433	7/21/10	(1,199,320)
Mexican Peso	1,660,310	1,660,776	7/21/10	466
New Zealand Dollar	2,864,945	2,792,994	7/21/10	(71,951)
Norwegian Krone	8,989,753	8,992,844	7/21/10	3,091
Polish Zloty	3,672,537	3,631,577	7/21/10	(40,960)
Singapore Dollar	11,459,705	11,354,177	7/21/10	(105,528)
South African Rand	3,568,350	3,497,961	7/21/10	(70,389)
South Korean Won	1,914,566	1,894,526	7/21/10	(20,040)
Swedish Krona	2,895,691	2,904,020	7/21/10	8,329
Swiss Franc	8,279,638	8,036,582	7/21/10	(243,056)
Taiwan Dollar	593,842	589,968	7/21/10	(3,874)

Total				$(1,778,300)

Putnam Asset Allocation: Growth Portfolio

FUTURES CONTRACTS OUTSTANDING at 6/30/10 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Amsterdam Exchange Index (Long)	82	$6,354,592	Jul-10	$(349,656)
DAX Index (Short)	32	5,838,693	Sep-10	200,192
Dow Jones Euro Stoxx 50 Index (Long)	1,020	32,067,515	Sep-10	(1,645,223)
Dow Jones Euro Stoxx 50 Index (Short)	797	25,056,676	Sep-10	1,280,653
Euro-Bobl 5 yr (Short)	48	7,105,155	Sep-10	(11,713)
Euro-Bund 10 yr (Long)	27	4,276,954	Sep-10	6,771
Euro-CAC 40 Index (Short)	114	4,803,810	Jul-10	286,458
Euro-Schatz 2 yr (Long)	290	38,886,710	Sep-10	(31,095)
FTSE 100 Index (Short)	397	28,981,031	Sep-10	1,863,702
FTSE/MIB Index (Long)	78	9,236,893	Sep-10	(472,448)
Hang Seng Index (Short)	31	3,996,514	Jul-10	124,276
IBEX 35 Index (Long)	37	4,168,706	Jul-10	(172,584)
Japanese Government Bond 10 yr (Short)	3	4,802,305	Sep-10	(35,949)
Japanese Government Bond 10 yr Mini (Long)	29	4,640,918	Sep-10	32,649
MSCI EAFE Index E-Mini (Long)	60	3,945,600	Sep-10	27,480
NASDAQ 100 Index E-Mini (Short)	284	9,871,840	Sep-10	241,684
OMXS 30 Index (Short)	268	3,469,969	Jul-10	98,797
Russell 2000 Index Mini (Short)	46	2,795,880	Sep-10	36,248
S&P 500 Index (Long)	120	30,798,000	Sep-10	(1,368,050)
S&P 500 Index E-Mini (Long)	5,996	307,744,700	Sep-10	(7,547,344)
S&P 500 Index E-Mini (Short)	171	8,776,575	Sep-10	210,843
S&P Mid Cap 400 Index E-Mini (Long)	823	58,433,000	Sep-10	(1,415,891)
S&P/TSX 60 Index (Short)	30	3,720,965	Sep-10	50,506
SGX MSCI Singapore Index (Short)	36	1,731,235	Jul-10	9,632
SPI 200 Index (Short)	180	16,201,460	Sep-10	906,831
Tokyo Price Index (Short)	190	18,002,712	Sep-10	436,589
U.K. Gilt 10 yr (Short)	2	362,121	Sep-10	(5,360)
U.S. Treasury Bond 20 yr (Long)	1,033	131,707,500	Sep-10	3,283,714
U.S. Treasury Bond 20 yr (Short)	104	13,260,000	Sep-10	(308,364)
U.S. Treasury Bond 30 yr (Long)	227	30,829,438	Sep-10	941,423
U.S. Treasury Note 2 yr (Long)	547	119,698,985	Sep-10	406,903
U.S. Treasury Note 2 yr (Short)	362	79,215,782	Sep-10	(193,730)
U.S. Treasury Note 5 yr (Short)	709	83,911,258	Sep-10	(971,410)
U.S. Treasury Note 10 yr (Long)	588	72,057,563	Sep-10	1,225,282
U.S. Treasury Note 10 yr (Short)	26	3,186,219	Sep-10	(41,181)

Total				$(2,899,365)

Putnam Asset Allocation: Growth Portfolio

WRITTEN OPTIONS OUTSTANDING at 6/30/10 (premiums received $17,006,414) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	$2,152,000	Aug-11/4.49	$215,501
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	2,152,000	Aug-11/4.49	25,609
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	6,368,000	Aug-11/4.49	637,692
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	6,368,000	Aug-11/4.49	75,779
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	3,571,000	Jul-11/4.525	369,541
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	3,571,000	Jul-11/4.525	36,246
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	16,037,000	Jul-11/4.525	1,659,571
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	16,037,000	Jul-11/4.525	162,776
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	1,261,000	Aug-11/4.475	124,839
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	1,261,000	Aug-11/4.475	15,422
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	4,286,000	Aug-11/4.475	424,314
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	4,286,000	Aug-11/4.475	52,418
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	1,076,000	Aug-11/4.55	112,334
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	1,076,000	Aug-11/4.55	11,890
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	3,184,000	Aug-11/4.55	332,410
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	3,184,000	Aug-11/4.55	35,183
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	1,217,000	Aug-11/4.7	140,856
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	1,217,000	Aug-11/4.7	10,649
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	3,894,000	Aug-11/4.7	450,692
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	3,894,000	Aug-11/4.7	34,073
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	5,356,500	Jul-11/4.745	640,887
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	5,356,500	Jul-11/4.745	41,071
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	24,055,500	Jul-11/4.745	2,878,155
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	24,055,500	Jul-11/4.745	184,444
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	3,349,000	Jul-11/4.52	346,722
Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	3,349,000	Jul-11/4.52	34,193
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	15,040,000	Jul-11/4.52	1,557,091
Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	15,040,000	Jul-11/4.52	153,558
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	3,571,000	Jul-11/4.46	352,949
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	3,571,000	Jul-11/4.46	39,388

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	16,037,000	Jul-11/4.46	1,585,058
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	16,037,000	Jul-11/4.46	176,888
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	1,674,500	Jul-11/4.5475	176,693
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	7,520,000	Jul-11/4.5475	74,072
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	7,520,000	Jul-11/4.5475	793,510
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	1,674,500	Jul-11/4.5475	16,494
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
September 28, 2020.	1,609,700	Sep-10/4.02	129,549
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
September 28, 2020.	1,609,700	Sep-10/4.02	1,465
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
September 28, 2020.	6,096,900	Sep-10/4.02	490,679
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
September 28, 2020.	6,096,900	Sep-10/4.02	5,548
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	284,580	Feb-15/5.27	31,697
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	284,580	Feb-15/5.27	11,113
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	1,902,900	Feb-15/5.27	211,947
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	1,902,900	Feb-15/5.27	74,311
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	1,917,500	May-12/5.51	304,496
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	2,196,500	May-12/5.51	348,801
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.7375% versus the three month USD-LIBOR-BBA maturing
March 9, 2021.	3,443,400	Mar-11/4.7375	9,332
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.7375% versus the three month USD-LIBOR-BBA maturing
March 9, 2021.	17,278,800	Mar-11/4.7375	46,826
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.665% versus the three month USD-LIBOR-BBA maturing
March 8, 2021.	3,443,400	Mar-11/4.665	10,434
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.665% versus the three month USD-LIBOR-BBA maturing
March 8, 2021.	17,278,800	Mar-11/4.665	52,355
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	1,917,500	May-12/5.51	19,491
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	2,196,500	May-12/5.51	22,326

Total			$15,749,338

Putnam Asset Allocation: Growth Portfolio
TBA SALE COMMITMENTS OUTSTANDING at 6/30/10 (proceeds receivable $7,541,953) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

GNMA, 5 1/2s, June 1, 2040	$7,000,000	6/21/10	$7,583,789

Total			$7,583,789

Putnam Asset Allocation: Growth Portfolio

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/10 (Unaudited)
			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$13,471,000		$--	9/10/10	3 month USD-LIBOR-BBA	3.22969%	$199,843

	200,852,000		--	9/18/10	3 month USD-LIBOR-BBA	2.86667%	2,638,642

	81,460,700		(15,617)	6/4/12	1.24%	3 month USD-LIBOR-BBA	(500,868)

CAD	4,490,000		--	6/10/15	3 month CAD-BA-CDOR	3.01%	98,360

CAD	1,260,000		--	6/10/20	3.7725%	3 month CAD-BA-CDOR	(38,522)

CAD	5,280,000		--	6/10/12	1.95%	3 month CAD-BA-CDOR	(41,912)

GBP	8,070,000		--	6/15/12	6 month GBP-LIBOR-BBA	1.5225%	29,240

GBP	4,730,000		--	6/15/15	2.59%	6 month GBP-LIBOR-BBA	(54,750)

Barclays Bank PLC
AUD	2,420,000	(E)	--	2/4/20	6 month AUD-BBR-BBSW	6.8%	52,865

	$27,247,800		(36,946)	3/5/19	3.53%	3 month USD-LIBOR-BBA	(1,798,132)

	12,847,800	(E)	--	3/9/21	4.2375%	3 month USD-LIBOR-BBA	(1,057,503)

	12,915,500		(4,153)	4/16/13	1.78%	3 month USD-LIBOR-BBA	(228,200)

AUD	5,730,000		--	5/24/15	5.505%	6 month AUD-BBR-BBSW	(52,119)

AUD	2,420,000		--	5/31/20	5.9675%	6 month AUD-BBR-BBSW	(58,268)

	$108,013,200		(227,140)	6/29/16	3 month USD-LIBOR-BBA	2.5%	769,733

	1,177,200		(6,334)	6/29/40	3 month USD-LIBOR-BBA	3.9%	35,595

	4,810,400		25,846	6/29/40	3.9%	3 month USD-LIBOR-BBA	(145,487)

Citibank, N.A.
	12,418,700		(3,929)	6/28/19	3 month USD-LIBOR-BBA	3.04%	149,796

	68,566,300		33,117	6/28/20	3 month USD-LIBOR-BBA	3.17%	991,633

GBP	15,590,000		--	6/4/12	6 month GBP-LIBOR-BBA	1.51%	58,557

GBP	12,460,000		--	6/4/15	2.5625%	6 month GBP-LIBOR-BBA	(135,829)

GBP	3,700,000		--	6/4/20	6 month GBP-LIBOR-BBA	3.47%	53,181

GBP	3,700,000		--	6/7/20	6 month GBP-LIBOR-BBA	3.455%	44,222

GBP	12,460,000		--	6/7/15	2.54%	6 month GBP-LIBOR-BBA	(110,827)

GBP	15,590,000		--	6/7/12	6 month GBP-LIBOR-BBA	1.495%	49,392

	$175,878,200		(47,623)	6/28/14	1.81%	3 month USD-LIBOR-BBA	(660,746)

Credit Suisse International
	102,030,100		(576,737)	2/22/40	4.58%	3 month USD-LIBOR-BBA	(18,562,676)

	63,352,100		1,513	3/19/11	3 month USD-LIBOR-BBA	0.5%	3,849

	107,928,000		(30,006)	5/19/16	3 month USD-LIBOR-BBA	2.75%	2,908,754

	40,170,000		--	9/18/10	3 month USD-LIBOR-BBA	2.91916%	538,175

CHF	15,710,000		--	5/19/12	0.61583%	6 month CHF-LIBOR-BBA	(24,521)

CHF	15,710,000		--	5/20/12	0.62833%	6 month CHF-LIBOR-BBA	(27,978)

CHF	15,710,000		--	5/25/12	0.5825%	6 month CHF-LIBOR-BBA	(14,656)

	$6,998,000		--	10/9/10	3 month USD-LIBOR-BBA	2.81%	85,095

	127,471,000		(57,582)	12/16/13	2.23%	3 month USD-LIBOR-BBA	(3,201,703)

Deutsche Bank AG
	25,195,000		(31,139)	2/3/14	2.25%	3 month USD-LIBOR-BBA	(851,114)

	35,380,600		(93,272)	3/10/19	3.58%	3 month USD-LIBOR-BBA	(2,506,057)

	35,538,700		(25,183)	3/16/14	2.25%	3 month USD-LIBOR-BBA	(1,066,421)

	57,131,800		147,255	5/6/15	2.68%	3 month USD-LIBOR-BBA	(1,852,080)

	1,247,000		--	10/5/21	3 month USD-LIBOR-BBA	3.52057%	54,402

Goldman Sachs International
AUD	1,157,500	(E)	--	2/23/20	6 month AUD-BBR-BBSW	6.6925%	21,668

AUD	3,510,000	(E)	--	2/23/20	6 month AUD-BBR-BBSW	6.7%	66,447

GBP	2,250,000		--	3/31/20	6 month GBP-LIBOR-BBA	3.8%	151,236

GBP	4,050,000		--	3/31/15	2.85%	6 month GBP-LIBOR-BBA	(159,796)

GBP	2,240,000		--	4/1/20	6 month GBP-LIBOR-BBA	3.8%	150,227

GBP	4,050,000		--	4/1/15	2.8515%	6 month GBP-LIBOR-BBA	(159,732)

	$5,849,200		2,063	5/12/13	1.64%	3 month USD-LIBOR-BBA	(65,772)

	78,429,500		83,805	5/12/15	2.52%	3 month USD-LIBOR-BBA	(2,004,375)

	72,561,700		(279,794)	5/21/25	3 month USD-LIBOR-BBA	3.83%	3,557,868

CHF	16,050,000		--	6/1/12	0.555%	6 month CHF-LIBOR-BBA	(9,062)

	$102,588,000		(39,125)	6/9/12	1.19%	3 month USD-LIBOR-BBA	(531,193)

AUD	2,210,000	(E)	--	2/5/20	6 month AUD-BBR-BBSW	6.71%	42,621

	$1,486,700		570	6/9/12	3 month USD-LIBOR-BBA	1.19%	7,701

	83,067,100		148,023	7/2/20	3 month USD-LIBOR-BBA	3.02%	--

JPMorgan Chase Bank, N.A.
	44,865,900		(34,913)	2/26/11	3 month USD-LIBOR-BBA	0.56%	744

AUD	5,730,000		--	3/1/15	5.6%	6 month AUD-BBR-BBSW	(94,378)

AUD	4,297,500		--	3/2/15	5.6515%	6 month AUD-BBR-BBSW	(77,979)

	$37,233,000		--	3/5/18	4.325%	3 month USD-LIBOR-BBA	(4,800,195)

	12,847,800	(E)	--	3/8/21	4.165%	3 month USD-LIBOR-BBA	(978,231)

	51,868,000		--	7/16/10	3 month USD-LIBOR-BBA	3.384%	827,645

	9,027,000		--	7/22/10	3 month USD-LIBOR-BBA	3.565%	154,705

	7,661,000		--	7/28/10	3 month USD-LIBOR-BBA	3.5141%	128,930

	17,421,100		16,391	4/12/40	4.54%	3 month USD-LIBOR-BBA	(2,817,141)

	18,920,900		(10,621)	4/22/40	4.5%	3 month USD-LIBOR-BBA	(2,926,477)

AUD	5,100,000		--	6/26/19	6 month AUD-BBR-BBSW	6.05%	140,542

AUD	2,375,000		--	5/14/20	6.035%	6 month AUD-BBR-BBSW	(68,426)

JPY	751,800,000		--	5/25/15	0.674375%	6 month JPY-LIBOR-BBA	(30,354)

JPY	1,878,440,000		--	5/25/12	6 month JPY-LIBOR-BBA	0.48%	9,360

CAD	6,130,000		--	6/4/12	1.84654%	3 month CAD-BA-CDOR	(38,489)

CAD	1,380,000		--	6/4/20	3.69011%	3 month CAD-BA-CDOR	(33,794)

CAD	4,840,000		--	6/4/15	3 month CAD-BA-CDOR	2.90384%	85,397

AUD	4,297,500		--	6/11/15	5.545%	6 month AUD-BBR-BBSW	(41,911)

JPY	293,300,000	(E)	--	7/28/29	6 month JPY-LIBOR-BBA	2.67%	14,384

JPY	394,300,000	(E)	--	7/28/39	2.40%	6 month JPY-LIBOR-BBA	(21,922)

AUD	1,187,500		--	12/17/19	6 month AUD-BBR-BBSW	6.15%	41,025

AUD	3,562,500		--	12/18/19	6 month AUD-BBR-BBSW	6.15%	122,788

PLN	10,550,000		--	1/26/11	6 month PLN-WIBOR-WIBO	4.177%	(253)

JPY	2,957,000,000		--	6/22/15	0.665%	6 month JPY-LIBOR-BBA	(92,292)

JPY	782,000,000		--	6/22/20	6 month JPY-LIBOR-BBA	1.28%	97,042

JPY	3,674,000,000		--	6/22/12	6 month JPY-LIBOR-BBA	0.475%	9,789

	$4,900,000		--	7/1/40	3 month USD-LIBOR-BBA	3.745%	31,066

Total							$(33,519,622)

(E) See Interest rate swap contracts note regarding extended effective dates.

Putnam Asset Allocation: Growth Portfolio

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/10 (Unaudited)
			Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /			premium	Termination	received (paid) by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$499,978		--	1/12/40	(4.00%)1 month	Synthetic TRS	$5,067
					USD-LIBOR	Index 4.00% 30
						year Fannie Mae
						pools

	990,675		--	1/12/40	4.50% (1 month	Synthetic TRS	(18,201)
					USD-LIBOR)	Index 4.50% 30
						year Fannie Mae
						pools

	482,251		--	1/12/40	(5.00%)1 month	Synthetic TRS	11,521
					USD-LIBOR	Index 5.00% 30
						year Fannie Mae
						pools

	1,248,406		(20,001)	1/12/39	(5.50%)1 month	Synthetic TRS	2,403
					USD-LIBOR	Index 5.50% 30
						year Fannie Mae
						pools

Citibank, N.A.
GBP	4,150,000		--	5/18/13	(3.38%)	GBP Non-revised	(21,760)
						UK Retail Price
						Index

Credit Suisse International
units	5,256		--	7/15/10	(3 month USD-	The Middle East	(929,799)
					LIBOR-BBA plus	Custom Basket
					1.00% )	Index currently
						sponsored
						by Credit Suisse
						ticker CSGCPUT

Deutsche Bank AG
	$499,978		--	1/12/40	4.00% (1 month	Synthetic TRS	(5,012)
					USD-LIBOR)	Index 4.00% 30
						year Fannie Mae
						pools

	990,675		--	1/12/40	(4.50%)1 month	Synthetic TRS	18,201
					USD-LIBOR	Index 4.50% 30
						year Fannie Mae
						pools

	482,251		--	1/12/40	5.00% (1 month	Synthetic TRS	(11,521)
					USD-LIBOR)	Index 5.00% 30
						year Fannie Mae
						pools

Goldman Sachs International
baskets	10,539		--	11/24/10	(3 month USD-	A basket	(727,442)
					LIBOR-BBA plus	(GSPMTGCC)
					85 bp)	of common stocks

JPMorgan Chase Bank, N.A.
shares	966,887		--	10/20/10	(3 month USD-	iShares MSCI	(5,033,332)
					LIBOR-BBA plus	Emerging Markets
					5 bp)	Index

UBS, AG
shares	25,986	(F)	--	1/21/11	(3 month USD-	S&P 500	(1,260,085)
					LIBOR-BBA)	Materials Total
						Return Index

shares	24,849		--	1/21/11	(3 month USD-	S&P 500	403,851
					LIBOR-BBA)	Utilities Total
						Return Index

Total							$(7,566,109)

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standard Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on securities valuation inputs.

Putnam Asset Allocation: Growth Portfolio

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/10 (Unaudited)
		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

Citibank, N.A.
DJ CDX NA IG Series 14
Index	BBB+	$(2,062)		$340,000	6/20/15	100 bp	$(5,147)

Dominion Resources
Inc., 5.15%, 7/15/15	--	--		5,295,000	6/20/18	(73 bp)	(10,128)

Hanson Plc, 7 7/8%,
9/27/10	--	--		1,535,000	9/20/16	(71 bp)	181,994

International Lease
Finance Corp., 4.15%,
1/20/15	--	--		625,000	9/20/13	(105 bp)	92,111

Lexmark International,
Inc., 5.9%, 6/1/13	Baa3	--		905,000	6/20/13	108.5 bp	1,284

Masco Corp., 5 7/8%,
7/15/12	--	--		2,370,000	3/20/17	(213 bp)	70,812

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%, 7/30/17	--	(10,504)		1,180,000	12/20/19	(100 bp)	110,479

DJ CDX NA HY Series 14
Index	B+	395,688		31,655,000	6/20/15	500 bp	(1,326,697)

DJ CMB NA CMBX AJ Index	--	(79,093)		246,000	2/17/51	(96 bp)	33,782

DJ CMBX NA AAA Series 4
Version 1 Index	--	(110,915)		268,500	2/17/51	(35 bp)	(74,952)

Deutsche Bank AG
CNA Financial Corp.,
5.85%, 12/15/14	--	--		1,415,000	9/20/16	(155 bp)	98,356

DJ CDX NA HY Series 14
Index	B+	12,534		955,000	6/20/15	500 bp	(38,825)

DJ CDX NA IG Series 14
Index	BBB+	30,348		2,550,000	6/20/15	100 bp	7,214

Expedia Inc., 7.456%,
8/15/18	--	--		660,000	12/20/13	(310 bp)	(40,387)

General Electric
Capital Corp., 6%,
6/15/12	Aa2	--		460,000	9/20/13	109 bp	(11,421)

Pacific Gas & Electric
Co., 4.8%, 3/1/14	A3	--		775,000	12/20/13	112 bp	(2,448)

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	435,000	9/20/13	715 bp	36,069

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B+	--	EUR	605,000	9/20/13	477 bp	9,054

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B+	--	EUR	605,000	9/20/13	535 bp	21,825

Goldman Sachs International
CNA Financial Corp.,
5.85%, 12/15/14	--	--		$885,000	9/20/11	(160 bp)	7,085

CSC Holdings, Inc.,
7 5/8%, 7/15/18	Ba3	--		340,000	9/20/13	495 bp	12,829

Lighthouse
International Co, SA,
8%, 4/30/14	Caa1	--	EUR	1,195,000	3/20/13	680 bp	(332,212)

Pearson PLC., 7%,
10/27/14	--	--		$1,500,000	6/20/18	(96 bp)	(31,645)

Southern California
Edison Co., 7 5/8%,
1/15/10	A3	--		860,000	12/20/13	118.1 bp	(9,814)

JPMorgan Chase Bank, N.A.
DJ CDX NA HY Series 14
Index	B+	993,438		72,250,000	6/20/15	500 bp	(2,937,207)

DJ CMBX NA AAA Series 4
Version 1 Index	--	(702,897)		1,800,000	2/17/51	(35 bp)	(461,802)

Expedia, Inc., 7.456%,
8/15/18	--	--		440,000	9/20/13	(300 bp)	(26,254)

Lexmark International,
Inc., 5.9%, 6/1/13	--	--		1,550,000	6/20/13	(113 bp)	1,431

Merrill Lynch Capital Services, Inc.
Pacific Gas & Electric
Co., 4.8%, 3/1/14	A3	--		815,000	12/20/13	113 bp	(2,303)

Merrill Lynch International
Block Financial LLC.
5 1/8%, 10/30/14	--	--		2,110,000	12/20/14	(69 bp)	85,072

Computer Sciences Corp,
5%, 2/15/13	--	--		750,000	3/20/13	(66 bp)	(2,268)

Pearson PLC, 7%,
10/27/14	--	--		970,000	6/20/18	(65 bp)	1,134

Morgan Stanley Capital Services, Inc.
DJ iTraxx Europe
Crossover Series 12
Version 1	--	(40,625)	EUR	3,414,000	12/20/14	(500 bp)	9,291

UBS, AG
Hanson PLC., 7 7/8%,
9/27/10	--	--		$610,000	9/20/16	(250 bp)	14,875

Total							$(4,518,813)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2010. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

Putnam Asset Allocation: Balanced Portfolio

FORWARD CURRENCY CONTRACTS TO BUY at 6/30/10 (aggregate face value $188,214,093) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$40,034,351	$40,797,366	7/21/10	$(763,015)
Brazilian Real	4,875,024	4,790,606	7/21/10	84,418
British Pound	19,070,097	18,678,178	7/21/10	391,919
Canadian Dollar	6,783,964	6,899,316	7/21/10	(115,352)
Chilean Peso	377	387	7/21/10	(10)
Euro	33,047,788	33,149,231	7/21/10	(101,443)
Hungarian Forint	3,835,286	3,791,229	7/21/10	44,057
Japanese Yen	19,886,271	19,129,786	7/21/10	756,485
Mexican Peso	1,675,207	1,674,501	7/21/10	706
New Zealand Dollar	1,442	1,393	7/21/10	49
Norwegian Krone	13,013,770	13,032,847	7/21/10	(19,077)
Polish Zloty	2,459,006	2,431,134	7/21/10	27,872
Singapore Dollar	614,161	606,225	7/21/10	7,936
South African Rand	3,424,854	3,364,081	7/21/10	60,773
South Korean Won	1,594,617	1,590,906	7/21/10	3,711
Swedish Krona	12,289,742	12,260,829	7/21/10	28,913
Swiss Franc	16,585,730	15,509,817	7/21/10	1,075,913
Taiwan Dollar	1,474,339	1,472,580	7/21/10	1,759
Turkish Lira (New)	9,076,970	9,033,681	7/21/10	43,289

Total				$1,528,903

Putnam Asset Allocation: Balanced Portfolio

FORWARD CURRENCY CONTRACTS TO SELL at 6/30/10 (aggregate face value $212,672,087) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$7,266,618	$7,147,841	7/21/10	$(118,777)
Brazilian Real	3,223,339	3,119,373	7/21/10	(103,966)
British Pound	36,214,494	35,757,326	7/21/10	(457,168)
Canadian Dollar	31,602,059	32,088,389	7/21/10	486,330
Chilean Peso	2,116,091	2,151,774	7/21/10	35,683
Czech Koruna	6,637,346	6,545,123	7/21/10	(92,223)
Danish Krone	1,175,062	1,169,622	7/21/10	(5,440)
Euro	64,301,296	64,533,159	7/21/10	231,863
Hong Kong Dollar	1,613,141	1,610,207	7/21/10	(2,934)
Hungarian Forint	745,384	726,817	7/21/10	(18,567)
Japanese Yen	15,826,211	15,286,783	7/21/10	(539,428)
Mexican Peso	1,563,122	1,560,935	7/21/10	(2,187)
New Zealand Dollar	2,984,046	2,903,516	7/21/10	(80,530)
Norwegian Krone	11,908,956	11,908,966	7/21/10	10
Polish Zloty	3,065,595	3,030,710	7/21/10	(34,885)
Singapore Dollar	6,227,534	6,183,430	7/21/10	(44,104)
South African Rand	3,269,210	3,204,688	7/21/10	(64,522)
South Korean Won	1,352,583	1,338,366	7/21/10	(14,217)
Swedish Krona	991,978	990,437	7/21/10	(1,541)
Swiss Franc	10,865,273	10,412,737	7/21/10	(452,536)
Taiwan Dollar	1,008,859	1,001,888	7/21/10	(6,971)

Total				$(1,286,110)

Putnam Asset Allocation: Balanced Portfolio

FUTURES CONTRACTS OUTSTANDING at 6/30/10 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Amsterdam Exchange Index (Long)	40	$3,099,801	Jul-10	$(170,563)
DAX Index (Short)	24	4,379,020	Sep-10	150,144
Dow Jones Euro Stoxx 50 Index (Long)	791	24,868,043	Sep-10	(1,275,854)
Dow Jones Euro Stoxx 50 Index (Short)	743	23,358,984	Sep-10	1,193,884
Euro-Bobl 5 yr (Short)	64	9,473,540	Sep-10	(16,168)
Euro-Bund 10 yr (Long)	34	5,385,794	Sep-10	6,995
Euro-CAC 40 Index (Short)	140	5,899,416	Jul-10	351,791
Euro-Schatz 2 yr (Long)	383	51,357,275	Sep-10	(40,616)
FTSE 100 Index (Short)	241	17,593,019	Sep-10	1,336,086
FTSE/MIB Index (Long)	45	5,328,977	Sep-10	(272,567)
Hang Seng Index (Short)	18	2,320,556	Jul-10	72,161
IBEX 35 Index (Long)	18	2,028,019	Jul-10	(83,960)
MSCI EAFE Index E-Mini (Long)	67	4,405,920	Sep-10	30,686
NASDAQ 100 Index E-Mini (Short)	238	8,272,880	Sep-10	202,538
OMXS 30 Index (Short)	315	4,078,508	Jul-10	116,124
Russell 2000 Index Mini (Short)	67	4,072,260	Sep-10	52,796
S&P 500 Index (Long)	91	23,355,150	Sep-10	(981,704)
S&P 500 Index E-Mini (Long)	2,959	151,870,675	Sep-10	(3,693,425)
S&P 500 Index E-Mini (Short)	146	7,493,450	Sep-10	180,018
S&P Mid Cap 400 Index E-Mini (Long)	377	26,767,000	Sep-10	(668,193)
S&P/TSX 60 Index (Short)	25	3,100,804	Sep-10	42,088
SGX MSCI Singapore Index (Short)	38	1,827,415	Jul-10	10,167
SPI 200 Index (Short)	106	9,540,860	Sep-10	534,024
Tokyo Price Index (Short)	206	19,518,730	Sep-10	473,355
U.K. Gilt 10 yr (Short)	2	362,121	Sep-10	(5,360)
U.S. Treasury Bond 20 yr (Long)	1,603	204,382,500	Sep-10	4,816,881
U.S. Treasury Bond 20 yr (Short)	171	21,802,500	Sep-10	(510,697)
U.S. Treasury Bond 30 yr (Long)	291	39,521,438	Sep-10	1,181,950
U.S. Treasury Note 2 yr (Long)	743	162,589,298	Sep-10	558,036
U.S. Treasury Note 2 yr (Short)	346	75,714,532	Sep-10	(163,859)
U.S. Treasury Note 5 yr (Long)	119	14,083,836	Sep-10	157,720
U.S. Treasury Note 5 yr (Short)	11	1,301,867	Sep-10	(15,132)
U.S. Treasury Note 10 yr (Long)	1,031	126,345,828	Sep-10	2,160,876
U.S. Treasury Note 10 yr (Short)	33	4,044,047	Sep-10	(56,333)

Total				$5,673,889

Putnam Asset Allocation: Balanced Portfolio
WRITTEN OPTIONS OUTSTANDING at 6/30/10 (premiums received $19,046,759) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a
fixed rate of 4.49% versus the three month USD-LIBOR-BBA
maturing August 17, 2021.	$9,568,000	Aug-11/4.49	$958,140
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive
a fixed rate of 4.49% versus the three month USD-LIBOR-BBA
maturing
August 17, 2021.	9,568,000	Aug-11/4.49	113,859
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to pay a fixed rate of 4.525% versus the three month USD-
LIBOR-BBA maturing
July 26, 2021.	18,908,000	Jul-11/4.525	1,956,673
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to receive a fixed rate of 4.525% versus the three month USD-
LIBOR-BBA maturing
July 26, 2021.	18,908,000	Jul-11/4.525	191,916
Option on an interest rate swap with Bank of America, N.A. for the obligation to
pay a fixed rate of 4.475% versus the three month USD-
LIBOR-BBA maturing
August 19, 2021.	6,523,000	Aug-11/4.475	645,777
Option on an interest rate swap with Bank of America, N.A. for the obligation to
receive a fixed rate of 4.475% versus the three month USD-
LIBOR-BBA maturing
August 19, 2021.	6,523,000	Aug-11/4.475	79,776
Option on an interest rate swap with Bank of America, N.A. for the obligation to
pay a fixed rate of 4.55% versus the three month USD-LIBOR-
BBA maturing
August 17, 2021.	4,784,000	Aug-11/4.55	499,450
Option on an interest rate swap with Bank of America, N.A. for the obligation to
receive a fixed rate of 4.55% versus the three month USD-
LIBOR-BBA maturing
August 17, 2021.	4,784,000	Aug-11/4.55	52,863
Option on an interest rate swap with Bank of America, N.A. for the obligation to
pay a fixed rate of 4.70% versus the three month USD-LIBOR-
BBA maturing
August 8, 2021.	4,305,000	Aug-11/4.7	498,261
Option on an interest rate swap with Bank of America, N.A. for the obligation to
receive a fixed rate of 4.70% versus the three month USD-
LIBOR-BBA maturing
August 8, 2021.	4,305,000	Aug-11/4.7	37,669
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to pay a fixed rate of 4.745% versus the three month USD-
LIBOR-BBA maturing
July 27, 2021.	28,362,000	Jul-11/4.745	3,393,417
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to receive a fixed rate of 4.745% versus the three month USD-
LIBOR-BBA maturing
July 27, 2021.	28,362,000	Jul-11/4.745	217,464
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-
BBA maturing July 26, 2021.	8,866,000	Jul-11/4.5475	935,540
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive
a fixed rate of 4.5475% versus the three month USD-LIBOR-
BBA maturing
July 26, 2021.	8,866,000	Jul-11/4.5475	87,330
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA
maturing July 26, 2021.	17,732,000	Jul-11/4.52	1,835,794
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA
maturing July 26, 2021.	17,732,000	Jul-11/4.52	181,044
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to receive a fixed rate of 4.46% versus the three month USD-
LIBOR-BBA maturing
July 26, 2021.	18,908,000	Jul-11/4.46	208,555
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to pay a fixed rate of 4.46% versus the three month USD-
LIBOR-BBA maturing

July 26, 2021.	18,908,000	Jul-11/4.46	1,868,821
Option on an interest rate swap with Barclays Bank PLC for
the obligation to pay
a fixed rate of 4.02% versus the three month USD-LIBOR-BBA
maturing
September 28, 2020.	17,276,900	Sep-10/4.02	1,390,445
Option on an interest rate swap with Barclays Bank PLC for
the obligation to
receive a fixed rate of 4.02% versus the three month USD-
LIBOR-BBA maturing
September 28, 2020.	17,276,900	Sep-10/4.02	15,722
Option on an interest rate swap with Barclays Bank PLC for
the obligation to pay
a fixed rate of 5.36% versus the three month USD-LIBOR-BBA
maturing
February 13, 2025.	1,574,340	Feb-15/5.36	183,946
Option on an interest rate swap with Barclays Bank PLC for
the obligation to
receive a fixed rate of 5.36% versus the three month USD-
LIBOR-BBA maturing
February 13, 2025.	1,574,340	Feb-15/5.36	59,053
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to pay a fixed rate of 5.27% versus the three month USD-
LIBOR-BBA maturing
February 12, 2025.	5,469,460	Feb-15/5.27	609,195
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to receive a fixed rate of 5.27% versus the three month USD-
LIBOR-BBA maturing
February 12, 2025.	5,469,460	Feb-15/5.27	213,591
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to pay a fixed rate of 5.51% versus the three month USD-
LIBOR-BBA maturing
May 14, 2022.	12,203,000	May-12/5.51	1,937,816
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to receive a fixed rate of 5.51% versus the three month USD-
LIBOR-BBA maturing
May 14, 2022.	12,203,000	May-12/5.51	124,038
Option on an interest rate swap with Barclays Bank PLC for
the obligation to
receive a fixed rate of 4.7375% versus the three month USD-
LIBOR-BBA maturing
March 9, 2021.	13,610,800	Mar-11/4.7375	36,885
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to receive a fixed rate of 4.665% versus the three month USD-
LIBOR-BBA maturing
March 8, 2021.	13,610,800	Mar-11/4.665	41,241
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to pay a fixed rate of 4.02% versus the three month USD-
LIBOR-BBA maturing
October 14, 2020.	7,840,500	Oct-10/4.02	622,849
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to receive a fixed rate of 4.02% versus the three month USD-
LIBOR-BBA maturing
October 14, 2020.	7,840,500	Oct-10/4.02	11,918

Total			$19,009,048

Putnam Asset Allocation: Balanced Portfolio
TBA SALE COMMITMENTS OUTSTANDING at 6/30/10 (proceeds receivable $10,625,937) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FNMA, 5s, May 1, 2040	$4,000,000	5/13/10	$4,258,750
GNMA, 5 1/2s, June 1, 2040	6,000,000	6/21/10	6,500,390

Total			$10,759,140

Putnam Asset Allocation: Balanced Portfolio

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/10 (Unaudited)
			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$180,482,000		$--	9/18/10	3 month USD-LIBOR-BBA	2.86667%	$2,371,036

	1,452,100		257	6/4/12	3 month USD-LIBOR-BBA	1.24%	8,907

CAD	5,910,000		--	6/10/15	3 month CAD-BA-CDOR	3.01%	129,468

CAD	1,660,000		--	6/10/20	3.7725%	3 month CAD-BA-CDOR	(50,751)

CAD	6,950,000		--	6/10/12	1.95%	3 month CAD-BA-CDOR	(55,168)

GBP	10,620,000		--	6/15/12	6 month GBP-LIBOR-BBA	1.5225%	38,480

GBP	6,220,000		--	6/15/15	2.59%	6 month GBP-LIBOR-BBA	(71,996)

	$30,577,000		--	7/22/10	3 month USD-LIBOR-BBA	3.5375%	519,706

Barclays Bank PLC
AUD	3,150,000	(E)	--	2/4/20	6 month AUD-BBR-BBSW	6.8%	68,812

	$8,438,700	(E)	--	3/9/21	4.2375%	3 month USD-LIBOR-BBA	(694,589)

	10,928,500		(3,514)	4/16/13	1.78%	3 month USD-LIBOR-BBA	(193,092)

	17,304,100		(34,583)	4/16/16	3.01%	3 month USD-LIBOR-BBA	(820,355)

AUD	7,430,000		--	5/24/15	5.505%	6 month AUD-BBR-BBSW	(67,582)

AUD	3,230,000		--	5/31/20	5.9675%	6 month AUD-BBR-BBSW	(77,771)

	$127,785,800		(328,007)	6/29/20	3 month USD-LIBOR-BBA	3.19%	1,694,525

	69,700,400		374,491	6/29/40	3.9%	3 month USD-LIBOR-BBA	(2,108,026)

	11,200,000		--	6/30/20	3 month USD-LIBOR-BBA	3.08%	67,320

Citibank, N.A.
	81,115,900		(25,665)	6/28/19	3 month USD-LIBOR-BBA	3.04%	978,433

	126,239,600		60,973	6/28/20	3 month USD-LIBOR-BBA	3.17%	1,825,727

GBP	20,500,000		--	6/4/12	6 month GBP-LIBOR-BBA	1.51%	77,000

GBP	16,400,000		--	6/4/15	2.5625%	6 month GBP-LIBOR-BBA	(178,780)

GBP	4,870,000		--	6/4/20	6 month GBP-LIBOR-BBA	3.47%	69,998

GBP	4,870,000		--	6/7/20	6 month GBP-LIBOR-BBA	3.455%	58,206

GBP	16,400,000		--	6/7/15	2.54%	6 month GBP-LIBOR-BBA	(145,872)

GBP	20,500,000		--	6/7/12	6 month GBP-LIBOR-BBA	1.495%	64,948

	$96,817,800		(26,215)	6/28/14	1.81%	3 month USD-LIBOR-BBA	(363,729)

Credit Suisse International
	106,979,500		(604,714)	2/22/40	4.58%	3 month USD-LIBOR-BBA	(19,463,135)

	56,927,300		1,360	3/19/11	3 month USD-LIBOR-BBA	0.5%	3,459

	36,096,000		--	9/18/10	3 month USD-LIBOR-BBA	2.91916%	483,593

CHF	20,630,000		--	5/19/12	0.61583%	6 month CHF-LIBOR-BBA	(32,201)

CHF	20,630,000		--	5/20/12	0.62833%	6 month CHF-LIBOR-BBA	(36,741)

CHF	20,630,000		--	5/25/12	0.5825%	6 month CHF-LIBOR-BBA	(19,246)

	$117,045,000		--	10/9/10	3 month USD-LIBOR-BBA	2.81%	1,423,249

Deutsche Bank AG
	59,321,000		(73,315)	2/3/14	2.25%	3 month USD-LIBOR-BBA	(2,003,927)

	69,044,300		(182,018)	3/10/19	3.58%	3 month USD-LIBOR-BBA	(4,890,504)

	129,412,600		333,557	5/6/15	2.68%	3 month USD-LIBOR-BBA	(4,195,254)

	139,700,000		--	1/8/14	2.375%	3 month USD-LIBOR-BBA	(5,488,134)

	75,000,000		(4,304)	6/7/12	1.25%	3 month USD-LIBOR-BBA	(456,956)

	16,332,000		--	10/5/21	3 month USD-LIBOR-BBA	3.52057%	712,501

Goldman Sachs International
AUD	1,502,500	(E)	--	2/23/20	6 month AUD-BBR-BBSW	6.6925%	28,126

AUD	4,550,000	(E)	--	2/23/20	6 month AUD-BBR-BBSW	6.7%	86,135

GBP	2,900,000		--	3/31/20	6 month GBP-LIBOR-BBA	3.8%	194,927

GBP	5,240,000		--	3/31/15	2.85%	6 month GBP-LIBOR-BBA	(206,749)

GBP	2,890,000		--	4/1/20	6 month GBP-LIBOR-BBA	3.8%	193,819

GBP	5,240,000		--	4/1/15	2.8515%	6 month GBP-LIBOR-BBA	(206,665)

	$80,830,000		86,370	5/12/15	2.52%	3 month USD-LIBOR-BBA	(2,065,723)

	96,270,300		(22,046)	5/12/13	3 month USD-LIBOR-BBA	1.64%	1,094,415

	155,938,100		(601,289)	5/21/25	3 month USD-LIBOR-BBA	3.83%	7,659,023

CHF	21,070,000		--	6/1/12	0.555%	6 month CHF-LIBOR-BBA	(11,896)

	$108,621,000		(41,426)	6/9/12	1.19%	3 month USD-LIBOR-BBA	(562,432)

AUD	2,860,000	(E)	--	2/5/20	6 month AUD-BBR-BBSW	6.71%	55,157

JPMorgan Chase Bank, N.A.
	$36,458,000		(28,370)	2/26/11	3 month USD-LIBOR-BBA	0.56%	605

AUD	7,430,000		--	3/1/15	5.6%	6 month AUD-BBR-BBSW	(122,379)

AUD	5,572,500		--	3/2/15	5.6515%	6 month AUD-BBR-BBSW	(101,114)

	$118,568,000		--	3/5/18	4.325%	3 month USD-LIBOR-BBA	(15,286,157)

	8,438,700	(E)	--	3/8/21	4.165%	3 month USD-LIBOR-BBA	(642,523)

	59,238,000		--	7/16/10	3 month USD-LIBOR-BBA	3.384%	945,246

	24,487,000		--	7/22/10	3 month USD-LIBOR-BBA	3.565%	419,661

	48,744,100		(27,362)	4/22/40	4.5%	3 month USD-LIBOR-BBA	(7,539,202)

AUD	6,460,000		--	6/26/19	6 month AUD-BBR-BBSW	6.05%	178,019

AUD	3,160,000		--	5/14/20	6.035%	6 month AUD-BBR-BBSW	(91,042)

JPY	982,870,000		--	5/25/15	0.674375%	6 month JPY-LIBOR-BBA	(39,684)

JPY	2,455,820,000		--	5/25/12	6 month JPY-LIBOR-BBA	0.48%	12,237

CAD	8,060,000		--	6/4/12	1.84654%	3 month CAD-BA-CDOR	(50,608)

CAD	1,820,000		--	6/4/20	3.69011%	3 month CAD-BA-CDOR	(44,569)

CAD	6,370,000		--	6/4/15	3 month CAD-BA-CDOR	2.90384%	112,393

AUD	5,572,500		--	6/11/15	5.545%	6 month AUD-BBR-BBSW	(54,345)

JPY	372,000,000	(E)	--	7/28/29	6 month JPY-LIBOR-BBA	2.67%	18,244

JPY	500,100,000	(E)	--	7/28/39	2.40%	6 month JPY-LIBOR-BBA	(27,804)

AUD	1,580,000		--	12/17/19	6 month AUD-BBR-BBSW	6.15%	54,585

AUD	4,740,000		--	12/18/19	6 month AUD-BBR-BBSW	6.15%	163,373

PLN	12,800,000		--	1/26/11	6 month PLN-WIBOR-WIBO	4.177%	(307)

JPY	3,892,000,000		--	6/22/15	0.665%	6 month JPY-LIBOR-BBA	(121,474)

JPY	1,029,000,000		--	6/22/20	6 month JPY-LIBOR-BBA	1.28%	127,693

JPY	4,836,000,000		--	6/22/12	6 month JPY-LIBOR-BBA	0.475%	12,886

	$6,300,000		--	7/1/40	3 month USD-LIBOR-BBA	3.745%	39,942

Total							$(46,596,628)

(E) See Interest rate swap contracts note regarding extended effective dates.

Putnam Asset Allocation: Balanced Portfolio

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/10 (Unaudited)
		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$618,721	$--	1/12/40	(4.00%)1 month	Synthetic TRS	$6,103
				USD-LIBOR	Index 4.00% 30
					year Fannie Mae
					pools

	1,225,935	--	1/12/40	4.50% (1 month	Synthetic TRS	(22,377)
				USD-LIBOR)	Index 4.50% 30
					year Fannie Mae
					pools

	596,785	--	1/12/40	(5.00%)1 month	Synthetic TRS	14,101
				USD-LIBOR	Index 5.00% 30
					year Fannie Mae
					pools

	1,872,609	(30,001)	1/12/39	(5.50%)1 month	Synthetic TRS	(1,490)
				USD-LIBOR	Index 5.50% 30
					year Fannie Mae
					pools

Citibank, N.A.
GBP	5,450,000	--	5/18/13	(3.38%)	GBP Non-revised	(20,900)
					UK Retail Price
					Index

Credit Suisse International
units	4,479	--	7/15/10	(3 month USD-	The Middle East	(776,868)
				LIBOR-BBA plus	Custom Basket
				1.00% )	Index currently
					sponsored
					by Credit Suisse
					ticker CSGCPUT

Deutsche Bank AG
	$618,721	--	1/12/40	4.00% (1 month	Synthetic TRS	(6,103)
				USD-LIBOR)	Index 4.00% 30
					year Fannie Mae
					pools

	1,225,935	--	1/12/40	(4.50%)1 month	Synthetic TRS	22,377
				USD-LIBOR	Index 4.50% 30
					year Fannie Mae
					pools

	596,785	--	1/12/40	5.00% (1 month	Synthetic TRS	(14,101)
				USD-LIBOR)	Index 5.00% 30
					year Fannie Mae
					pools

Goldman Sachs International
baskets	8,980	--	11/24/10	(3 month USD-	A basket	(619,834)
				LIBOR-BBA plus	(GSPMTGCC)
				85 bp)	of common stocks

JPMorgan Chase Bank, N.A.
shares	804,010	--	10/20/10	(3 month USD-	iShares MSCI	(4,211,387)
				LIBOR-BBA plus	Emerging Markets
				5 bp)	Index

UBS, AG
shares	21,201 (F)	--	1/21/11	(3 month USD-	S&P 500	(1,028,056)
				LIBOR-BBA)	Materials Total
					Return Index

shares	20,272	--	1/21/11	(3 month USD-	S&P 500	329,465
				LIBOR-BBA)	Utilities Total
					Return Index

Total						$(6,329,070)

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standard Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on securities valuation inputs.

Putnam Asset Allocation: Balanced Portfolio

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/10 (Unaudited)
		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

Citibank, N.A.
DJ CDX EM Series 11
Index	--	$(8,100)		$300,000	6/20/14	(500 bp)	$(34,017)

Lighthouse
International Co., SA,
8%, 4/30/14	Caa1	--	EUR	1,245,000	3/20/13	815 bp	(319,929)

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%, 7/30/17	--	(13,976)		$1,570,000	12/20/19	(100 bp)	146,993

DJ CDX NA HY Series 14
Index	B+	317,938		25,435,000	6/20/15	500 bp	(1,066,010)

DJ CMB NA CMBX AJ Index	--	(806,039)		2,507,000	2/17/51	(96 bp)	344,273

Deutsche Bank AG
DJ CDX EM Series 11
Index	--	(37,840)		1,720,000	6/20/14	(500 bp)	(186,429)

DJ CDX NA HY Series 14
Index	B+	8,006		610,000	6/20/15	500 bp	(24,799)

Pacific Gas & Electric
Co., 4.8%, 3/1/14	A3	--		895,000	12/20/13	112 bp	(2,827)

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	580,000	9/20/13	715 bp	48,092

Universal Corp., 5.2%,
10/15/13	--	--		$790,000	3/20/15	(95 bp)	20,387

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B+	--	EUR	800,000	9/20/13	477 bp	11,972

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B+	--	EUR	800,000	9/20/13	535 bp	28,859

Goldman Sachs International
CSC Holdings, Inc.,
7 5/8%, 7/15/18	Ba3	--		$605,000	9/20/13	495 bp	22,827

Lighthouse
International Co, SA,
8%, 4/30/14	Caa1	--	EUR	745,000	3/20/13	680 bp	(207,111)

Macy's Retail Holdings,
Inc., 7.45%, 7/15/17	--	--		$2,915,000	6/20/11	(254.9 bp)	(40,046)

Southern California
Edison Co., 7 5/8%,
1/15/10	A3	--		820,000	12/20/13	118.1 bp	(9,358)

JPMorgan Chase Bank, N.A.
Computer Science Corp.,
5%, 2/15/13	--	--		1,435,000	3/20/18	(82 bp)	46,975

DJ CDX NA HY Series 14
Index	B+	824,312		59,950,000	6/20/15	500 bp	(2,435,393)

Glencore Funding LLC,
6%, 4/15/14	--	--		2,492,000	6/20/14	(148 bp)	245,243

Merrill Lynch Capital Services, Inc.
Pacific Gas & Electric
Co., 4.8%, 3/1/14	A3	--		950,000	12/20/13	113 bp	(2,685)

Morgan Stanley Capital Services, Inc.
DJ iTraxx Europe
Crossover Series 12
Version 1	--	(25,334)	EUR	2,129,000	12/20/14	(500 bp)	5,794

Universal Corp., 5.2%,
10/15/13	--	--		$2,370,000	3/20/13	(89 bp)	11,714

Total							$(3,395,475)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2010. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

Putnam Asset Allocation: Conservative Portfolio

FORWARD CURRENCY CONTRACTS TO BUY at 6/30/10 (aggregate face value $77,216,688) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$15,235,271	$15,599,271	7/21/10	$(364,000)
Brazilian Real	1,832,849	1,802,450	7/21/10	30,399
British Pound	7,786,744	7,627,381	7/21/10	159,363
Canadian Dollar	2,217,485	2,255,371	7/21/10	(37,886)
Chilean Peso	111,377	112,464	7/21/10	(1,087)
Danish Krone	771,847	768,274	7/21/10	3,573
Euro	13,978,245	13,986,670	7/21/10	(8,425)
Hungarian Forint	1,285,325	1,273,183	7/21/10	12,142
Japanese Yen	10,317,083	9,899,918	7/21/10	417,165
Mexican Peso	456,950	456,738	7/21/10	212
New Zealand Dollar	11,402	11,009	7/21/10	393
Norwegian Krone	3,958,133	3,965,949	7/21/10	(7,816)
Polish Zloty	855,949	847,740	7/21/10	8,209
South African Rand	1,100,128	1,080,465	7/21/10	19,663
South Korean Won	653,098	651,286	7/21/10	1,812
Swedish Krona	7,217,617	7,177,682	7/21/10	39,935
Swiss Franc	6,088,537	5,704,069	7/21/10	384,468
Taiwan Dollar	595,680	594,925	7/21/10	755
Turkish Lira (New)	3,415,764	3,401,843	7/21/10	13,921

Total				$672,796

Putnam Asset Allocation: Conservative Portfolio

FORWARD CURRENCY CONTRACTS TO SELL at 6/30/10 (aggregate face value $113,263,922) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$3,768,732	$3,708,388	7/21/10	$(60,344)
Brazilian Real	2,812,329	2,721,819	7/21/10	(90,510)
British Pound	20,482,585	20,168,376	7/21/10	(314,209)
Canadian Dollar	13,180,271	13,373,773	7/21/10	193,502
Chilean Peso	868,509	882,782	7/21/10	14,273
Czech Koruna	2,459,973	2,431,068	7/21/10	(28,905)
Danish Krone	153,449	152,739	7/21/10	(710)
Euro	31,945,322	32,050,416	7/21/10	105,094
Hong Kong Dollar	3,136,000	3,130,294	7/21/10	(5,706)
Japanese Yen	14,757,839	14,216,988	7/21/10	(540,851)
Mexican Peso	453,322	453,229	7/21/10	(93)
New Zealand Dollar	803,209	784,048	7/21/10	(19,161)
Norwegian Krone	3,562,541	3,563,035	7/21/10	494
Polish Zloty	1,122,624	1,110,474	7/21/10	(12,150)
Singapore Dollar	3,615,491	3,581,706	7/21/10	(33,785)
South African Rand	1,081,713	1,060,390	7/21/10	(21,323)
South Korean Won	624,779	618,136	7/21/10	(6,643)
Swedish Krona	3,651,080	3,626,925	7/21/10	(24,155)
Swiss Franc	5,589,847	5,336,489	7/21/10	(253,358)
Taiwan Dollar	294,705	292,847	7/21/10	(1,858)

Total				$(1,100,398)

Putnam Asset Allocation: Conservative Portfolio

FUTURES CONTRACTS OUTSTANDING at 6/30/10 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Amsterdam Exchange Index (Long)	29	$2,247,356	Jul-10	$(123,658)
Canadian Government Bond 10 yr (Long)	26	3,028,910	Sep-10	65,688
DAX Index (Short)	18	3,284,265	Sep-10	112,608
Dow Jones Euro Stoxx 50 Index (Long)	362	11,380,824	Sep-10	(583,893)
Dow Jones Euro Stoxx 50 Index (Short)	675	21,221,150	Sep-10	1,084,620
Euro-Bobl 5 yr (Short)	62	9,177,492	Sep-10	(12,636)
Euro-Bund 10 yr (Long)	35	5,544,200	Sep-10	6,991
Euro-CAC 40 Index (Short)	102	4,298,146	Jul-10	256,305
Euro-Schatz 2 yr (Long)	394	52,832,288	Sep-10	(42,243)
FTSE 100 Index (Short)	176	12,848,014	Sep-10	803,591
FTSE/MIB Index (Long)	39	4,618,446	Sep-10	(236,224)
Hang Seng Index (Short)	10	1,289,198	Jul-10	40,089
IBEX 35 Index (Long)	13	1,464,680	Jul-10	(60,638)
Japanese Government Bond 10 yr (Long)	2	3,201,537	Sep-10	23,946
MSCI EAFE Index E-Mini (Short)	101	6,641,760	Sep-10	(46,662)
NASDAQ 100 Index E-Mini (Short)	136	4,727,360	Sep-10	115,736
Russell 2000 Index Mini (Short)	120	7,293,600	Sep-10	94,560
S&P 500 Index (Long)	58	14,885,700	Sep-10	(640,343)
S&P 500 Index E-Mini (Long)	81	4,157,325	Sep-10	(100,124)
S&P 500 Index E-Mini (Short)	259	13,293,175	Sep-10	532,930
S&P Mid Cap 400 Index E-Mini (Long)	29	2,059,000	Sep-10	(92,462)
S&P Mid Cap 400 Index E-Mini (Short)	38	2,698,000	Sep-10	61,104
S&P/TSX 60 Index (Short)	19	2,356,611	Sep-10	31,987
SGX MSCI Singapore Index (Short)	41	1,971,684	Jul-10	10,970
SPI 200 Index (Short)	46	4,140,373	Sep-10	231,746
Tokyo Price Index (Short)	143	13,549,410	Sep-10	328,591
U.K. Gilt 10 yr (Short)	32	5,793,937	Sep-10	(113,580)
U.S. Treasury Bond 20 yr (Long)	1,253	159,757,500	Sep-10	3,947,687
U.S. Treasury Bond 30 yr (Long)	307	41,694,438	Sep-10	1,244,609
U.S. Treasury Note 2 yr (Long)	790	172,874,220	Sep-10	579,907
U.S. Treasury Note 2 yr (Short)	193	42,233,828	Sep-10	(90,265)
U.S. Treasury Note 5 yr (Short)	141	16,687,570	Sep-10	(193,208)
U.S. Treasury Note 10 yr (Long)	1,073	131,492,797	Sep-10	2,259,401
U.S. Treasury Note 10 yr (Short)	29	3,553,859	Sep-10	(49,532)

Total				$9,447,598

Putnam Asset Allocation: Conservative Portfolio
WRITTEN OPTIONS OUTSTANDING at 6/30/10 (premiums received $17,729,547) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	$28,116,000	Jul-11/4.745	$215,577
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	28,116,000	Jul-11/4.745	3,363,984
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	18,744,000	Jul-11/4.525	190,252
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	18,744,000	Jul-11/4.525	1,939,702
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	18,744,000	Jul-11/4.46	206,746
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	18,744,000	Jul-11/4.46	1,852,611
Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	17,579,000	Jul-11/4.52	179,482
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	17,579,000	Jul-11/4.52	1,819,954
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
September 28, 2020.	16,230,500	Sep-10/4.02	14,770
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
September 28, 2020.	16,230,500	Sep-10/4.02	1,306,231
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	9,715,000	May-12/5.51	98,749
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	9,715,000	May-12/5.51	1,542,726
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	9,242,000	Aug-11/4.49	109,980
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	9,242,000	Aug-11/4.49	925,494
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	8,789,500	Jul-11/4.5475	86,577
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	8,789,500	Jul-11/4.5475	927,468
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	6,539,000	Aug-11/4.475	79,972
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	6,539,000	Aug-11/4.475	647,361
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	4,875,000	Aug-11/4.7	42,656
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	4,875,000	Aug-11/4.7	564,233
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	4,621,000	Aug-11/4.55	51,062
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	4,621,000	Aug-11/4.55	482,432
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	3,835,120	Feb-15/5.27	149,767
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	3,835,120	Feb-15/5.27	427,160
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing
February 13, 2025.	419,740	Feb-15/5.36	15,744
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing
February 13, 2025.	419,740	Feb-15/5.36	49,042
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	975,100	Oct-10/4.02	1,482
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	975,100	Oct-10/4.02	77,462
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.7375% versus the three month USD-LIBOR-BBA maturing
March 9, 2021.	14,553,200	Mar-11/4.7375	39,439
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.665% versus the three month USD-LIBOR-BBA maturing
March 8, 2021.	14,553,200	Mar-11/4.665	44,096

Total			$17,452,211

Putnam Asset Allocation: Conservative Portfolio
TBA SALE COMMITMENTS OUTSTANDING at 6/30/10 (proceeds receivable $9,548,516) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FNMA, 5s, May 1, 2040	$4,000,000	5/13/10	$4,258,750
GNMA, 5 1/2s, June 1, 2040	5,000,000	6/21/10	5,416,992

Total			$9,675,742

Putnam Asset Allocation: Conservative Portfolio

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/10 (Unaudited)
			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$179,544,000		$--	9/18/10	3 month USD-LIBOR-BBA	2.86667%	$2,358,713

	1,536,800		272	6/4/12	3 month USD-LIBOR-BBA	1.24%	9,427

CAD	6,090,000		--	6/10/15	3 month CAD-BA-CDOR	3.01%	133,411

CAD	1,710,000		--	6/10/20	3.7725%	3 month CAD-BA-CDOR	(52,279)

CAD	7,160,000		--	6/10/12	1.95%	3 month CAD-BA-CDOR	(56,835)

GBP	10,940,000		--	6/15/12	6 month GBP-LIBOR-BBA	1.5225%	39,639

GBP	6,410,000		--	6/15/15	2.59%	6 month GBP-LIBOR-BBA	(74,196)

Barclays Bank PLC
AUD	3,120,000	(E)	--	2/4/20	6 month AUD-BBR-BBSW	6.8%	68,157

	$1,127,200		(1,528)	3/5/19	3.53%	3 month USD-LIBOR-BBA	(74,386)

	9,023,000	(E)	--	3/9/21	4.2375%	3 month USD-LIBOR-BBA	(742,683)

	9,763,200		(3,140)	4/16/13	1.78%	3 month USD-LIBOR-BBA	(172,503)

	174,734,800		(349,217)	4/16/16	3.01%	3 month USD-LIBOR-BBA	(8,283,852)

AUD	7,040,000		--	5/24/15	5.505%	6 month AUD-BBR-BBSW	(64,035)

AUD	3,060,000		--	5/31/20	5.9675%	6 month AUD-BBR-BBSW	(73,677)

	$119,885,100		(307,727)	6/29/20	3 month USD-LIBOR-BBA	3.19%	1,589,756

	3,333,000		(17,932)	6/29/40	3 month USD-LIBOR-BBA	3.9%	100,779

	93,991,800		505,005	6/29/40	3.9%	3 month USD-LIBOR-BBA	(2,842,698)

	8,900,000		--	6/30/20	3 month USD-LIBOR-BBA	3.08%	53,496

Citibank, N.A.
	35,796,300		(11,326)	6/28/19	3 month USD-LIBOR-BBA	3.04%	431,781

	160,154,100		77,354	6/28/20	3 month USD-LIBOR-BBA	3.17%	2,316,211

GBP	21,130,000		--	6/4/12	6 month GBP-LIBOR-BBA	1.51%	79,366

GBP	16,900,000		--	6/4/15	2.5625%	6 month GBP-LIBOR-BBA	(184,230)

GBP	5,010,000		--	6/4/20	6 month GBP-LIBOR-BBA	3.47%	72,010

GBP	5,010,000		--	6/7/20	6 month GBP-LIBOR-BBA	3.455%	59,880

GBP	16,900,000		--	6/7/15	2.54%	6 month GBP-LIBOR-BBA	(150,319)

GBP	21,130,000		--	6/7/12	6 month GBP-LIBOR-BBA	1.495%	66,944

	$21,944,400		(5,942)	6/28/14	1.81%	3 month USD-LIBOR-BBA	(82,442)

Credit Suisse International
	72,262,300		(408,471)	2/22/40	4.58%	3 month USD-LIBOR-BBA	(13,146,921)

	56,630,500		1,353	3/19/11	3 month USD-LIBOR-BBA	0.5%	3,441

	669,500		(426)	5/19/15	3 month USD-LIBOR-BBA	2.44%	14,375

	35,909,000		--	9/18/10	3 month USD-LIBOR-BBA	2.91916%	481,088

CHF	21,170,000		--	5/19/12	0.61583%	6 month CHF-LIBOR-BBA	(33,044)

CHF	21,170,000		--	5/20/12	0.62833%	6 month CHF-LIBOR-BBA	(37,702)

CHF	21,170,000		--	5/25/12	0.5825%	6 month CHF-LIBOR-BBA	(19,750)

	$101,406,400		(19,108)	6/23/20	3 month USD-LIBOR-BBA	3.293%	2,550,752

Deutsche Bank AG
	138,267,900		356,381	5/6/15	2.68%	3 month USD-LIBOR-BBA	(4,482,322)

	307,895,000		--	10/24/10	3 month USD-LIBOR-BBA	2.604%	3,316,872

Goldman Sachs International
AUD	1,487,500	(E)	--	2/23/20	6 month AUD-BBR-BBSW	6.6925%	27,845

AUD	4,520,000	(E)	--	2/23/20	6 month AUD-BBR-BBSW	6.7%	85,567

GBP	2,930,000		--	3/31/20	6 month GBP-LIBOR-BBA	3.8%	196,943

GBP	5,280,000		--	3/31/15	2.85%	6 month GBP-LIBOR-BBA	(208,327)

GBP	2,920,000		--	4/1/20	6 month GBP-LIBOR-BBA	3.8%	195,831

GBP	5,290,000		--	4/1/15	2.8515%	6 month GBP-LIBOR-BBA	(208,637)

	$195,778,400		675,442	4/8/16	3.28%	3 month USD-LIBOR-BBA	(11,389,240)

	72,099,200		77,041	5/12/15	2.52%	3 month USD-LIBOR-BBA	(1,842,595)

CHF	21,720,000		--	6/1/12	0.555%	6 month CHF-LIBOR-BBA	(12,263)

	$82,326,900		(31,398)	6/9/12	1.19%	3 month USD-LIBOR-BBA	(426,283)

AUD	2,830,000	(E)	--	2/5/20	6 month AUD-BBR-BBSW	6.71%	54,578

	$28,744,700		174,906	6/16/20	3 month USD-LIBOR-BBA	3.32%	991,531

JPMorgan Chase Bank, N.A.
	33,631,600		(26,171)	2/26/11	3 month USD-LIBOR-BBA	0.56%	558

AUD	7,040,000		--	3/1/15	5.6%	6 month AUD-BBR-BBSW	(115,955)

AUD	5,280,000		--	3/2/15	5.6515%	6 month AUD-BBR-BBSW	(95,807)

	$9,023,000	(E)	--	3/8/21	4.165%	3 month USD-LIBOR-BBA	(687,011)

	65,996,000		--	7/16/10	3 month USD-LIBOR-BBA	3.384%	1,053,082

	20,788,000		--	7/22/10	3 month USD-LIBOR-BBA	3.565%	356,267

	3,149,600		2,963	4/12/40	4.54%	3 month USD-LIBOR-BBA	(509,317)

AUD	6,110,000		--	6/26/19	6 month AUD-BBR-BBSW	6.05%	168,374

AUD	3,000,000		--	5/14/20	6.035%	6 month AUD-BBR-BBSW	(86,432)

JPY	1,012,050,000		--	5/25/15	0.674375%	6 month JPY-LIBOR-BBA	(40,862)

JPY	2,528,720,000		--	5/25/12	6 month JPY-LIBOR-BBA	0.48%	12,600

CAD	8,310,000		--	6/4/12	1.84654%	3 month CAD-BA-CDOR	(52,177)

CAD	1,870,000		--	6/4/20	3.69011%	3 month CAD-BA-CDOR	(45,794)

CAD	6,560,000		--	6/4/15	3 month CAD-BA-CDOR	2.90384%	115,745

AUD	5,280,000		--	6/11/15	5.545%	6 month AUD-BBR-BBSW	(51,492)

JPY	353,600,000	(E)	--	7/28/29	6 month JPY-LIBOR-BBA	2.67%	17,341

JPY	475,400,000	(E)	--	7/28/39	2.40%	6 month JPY-LIBOR-BBA	(26,431)

AUD	1,500,000		--	12/17/19	6 month AUD-BBR-BBSW	6.15%	51,821

AUD	4,500,000		--	12/18/19	6 month AUD-BBR-BBSW	6.15%	155,101

PLN	10,420,000		--	1/26/11	6 month PLN-WIBOR-WIBO	4.177%	(250)

JPY	4,019,000,000		--	6/22/15	0.665%	6 month JPY-LIBOR-BBA	(125,438)

JPY	1,063,000,000		--	6/22/20	6 month JPY-LIBOR-BBA	1.28%	131,912

JPY	4,995,000,000		--	6/22/12	6 month JPY-LIBOR-BBA	0.475%	13,309

	$5,500,000		--	7/1/40	3 month USD-LIBOR-BBA	3.745%	34,870

Total							$(29,088,812)

(E) See Interest rate swap contracts note regarding extended effective dates.

Putnam Asset Allocation: Conservative Portfolio

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/10 (Unaudited)
				Fixed payments	Total return	Unrealized
Swap counterparty /			Termination	received (paid) by	received by	appreciation/
Notional amount			date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$621,038		1/12/40	(4.00%)1 month	Synthetic TRS	$6,058
				USD-LIBOR	Index 4.00% 30
					year Fannie Mae
					pools

	1,230,526		1/12/40	4.50% (1 month	Synthetic TRS	(22,310)
				USD-LIBOR)	Index 4.50% 30
					year Fannie Mae
					pools

	599,019		1/12/40	(5.00%)1 month	Synthetic TRS	14,072
				USD-LIBOR	Index 5.00% 30
					year Fannie Mae
					pools

Citibank, N.A.
GBP	5,590,000		5/18/13	(3.38%)	GBP Non-revised	(21,437)
					UK Retail Price
					Index

Credit Suisse International
units	3,066		7/15/10	(3 month USD-	The Middle East	(531,931)
				LIBOR-BBA plus	Custom Basket
				1.00% )	Index currently
					sponsored
					by Credit Suisse
					ticker CSGCPUT

Deutsche Bank AG
	$621,038		1/12/40	4.00% (1 month	Synthetic TRS	(6,058)
				USD-LIBOR)	Index 4.00% 30
					year Fannie Mae
					pools

	1,230,526		1/12/40	(4.50%)1 month	Synthetic TRS	22,310
				USD-LIBOR	Index 4.50% 30
					year Fannie Mae
					pools

	599,019		1/12/40	5.00% (1 month	Synthetic TRS	(14,072)
				USD-LIBOR)	Index 5.00% 30
					year Fannie Mae
					pools

Goldman Sachs International
baskets	6,147		11/24/10	(3 month USD-	A basket	(424,513)
				LIBOR-BBA plus	(GSPMTGCC)
				85 bp)	of common stocks

JPMorgan Chase Bank, N.A.
shares	551,399		10/20/10	(3 month USD-	iShares MSCI	(2,887,873)
				LIBOR-BBA plus	Emerging Markets
				5 bp)	Index

UBS, AG
shares	14,636	(F)	1/21/11	(3 month USD-	S&P 500	(709,774)
				LIBOR-BBA)	Materials Total
					Return Index

shares	13,994		1/21/11	(3 month USD-	S&P 500	227,452
				LIBOR-BBA)	Utilities Total
					Return Index

Total						$(4,348,076)

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standard Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on securities valuation inputs.

Putnam Asset Allocation: Conservative Portfolio

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/10 (Unaudited)
		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

Citibank, N.A.
DJ CDX EM Series 11
Index	--	$(8,100)		$300,000	6/20/14	(500 bp)	$(34,017)

DJ CDX NA IG Series 14
Index	BBB+	(41,360)		6,820,000	6/20/15	100 bp	(103,233)

Lighthouse
International Co., SA,
8%, 4/30/14	Caa1	--	EUR	1,000,000	3/20/13	815 bp	(256,971)

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%, 7/30/17	--	(13,264)		$1,490,000	12/20/19	(100 bp)	139,044

DJ CDX NA HY Series 14
Index	B+	233,313		18,665,000	6/20/15	500 bp	(782,271)

DJ CMB NA CMBX AJ Index	--	(460,732)		1,433,000	2/17/51	(96 bp)	196,786

Deutsche Bank AG
DJ CDX EM Series 11
Index	--	(35,420)		1,610,000	6/20/14	(500 bp)	(174,506)

DJ CDX NA HY Series 14
Index	B+	11,813		900,000	6/20/15	500 bp	(36,589)

DJ CDX NA IG Series 14
Index	BBB+	21,660		1,820,000	6/20/15	100 bp	5,148

DJ CDX NA IG Series 14
Index	BBB+	14,103		1,500,000	6/20/15	100 bp	495

Pacific Gas & Electric
Co., 4.8%, 3/1/14	A3	--		665,000	12/20/13	112 bp	(2,101)

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	440,000	9/20/13	715 bp	36,484

Universal Corp., 5.2%,
10/15/13	--	--		$710,000	3/20/15	(95 bp)	18,322

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B+	--	EUR	690,000	9/20/13	477 bp	10,326

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B+	--	EUR	690,000	9/20/13	535 bp	24,891

Goldman Sachs International
Lighthouse
International Co, SA,
8%, 4/30/14	Caa1	--	EUR	680,000	3/20/13	680 bp	(189,041)

Macy's Retail Holdings,
Inc., 7.45%, 7/15/17	--	--		$2,645,000	6/20/11	(254.9 bp)	(36,337)

Southern California
Edison Co., 7 5/8%,
1/15/10	A3	--		615,000	12/20/13	118.1 bp	(7,018)

JPMorgan Chase Bank, N.A.
Computer Science Corp.,
5%, 2/15/13	--	--		1,310,000	3/20/18	(82 bp)	42,884

DJ CDX NA HY Series 14
Index	B+	624,388		45,410,000	6/20/15	500 bp	(1,846,421)

Glencore Funding LLC,
6%, 4/15/14	--	--		2,264,000	6/20/14	(148 bp)	222,805

Merrill Lynch Capital Services, Inc.
Pacific Gas & Electric
Co., 4.8%, 3/1/14	A3	--		710,000	12/20/13	113 bp	(2,007)

Morgan Stanley Capital Services, Inc.
DJ iTraxx Europe
Crossover Series 12
Version 1	--	(23,121)	EUR	1,943,000	12/20/14	(500 bp)	5,288

Universal Corp., 5.2%,
10/15/13	--	--		$2,130,000	3/20/13	(89 bp)	10,528

Total							$(2,757,511)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2010. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

Key to holding's currency abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
PLN	Polish Zloty
USD / $	United States Dollar

Key to holding's abbreviations

ADR	American Depository Receipts
ADS	American Depository Shares
ETN	Exchange Traded Notes
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
GDR	Global Depository Receipts
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
MTNA	Medium Term Notes Class A
MTNC	Medium Term Notes Class C
MTNE	Medium Term Notes Class E
MTNI	Medium Term Notes Class I
NVDR	Non-voting Depository Receipt
OJSC	Open Joint Stock Company
PO	Principal Only
SDR	Swedish Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2009 through June 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets as follows:

Growth portfolio	$1,556,590,759
Balanced portfolio	1,275,921,871
Conservative portfolio	997,682,296

(b) The aggregate identified cost on a tax basis is as follows:

	Cost for federal	Unrealized	Unrealized	Net unrealized
	income tax purposes	appreciation	depreciation	appreciation/
				(depreciation)

Growth Portfolio	$1,726,165,900	$100,534,653	$(114,442,306)	$(13,907,653)
Balanced Portfolio	1,554,146,939	74,429,303	(94,101,313)	(19,672,010)
Conservative Portfolio	1,281,002,206	57,938,732	(55,310,697)	2,628,035

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. South Australian Coal Corp. was acquired on March 28, 2008 with a cost of $214, $180 and $103 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively). Dana Corp. was acquired on April 24, 2008 with a cost of $146, $159 and $80 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively). The total market value of restricted securities held by the fund did not exceed 0.1% of each fund's net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts, for one or more of the funds, at the close of the reporting period.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts, for one or more of the funds, at the close of the reporting period.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) Each fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the funds on the next business day. The risk of borrower default will be borne by the funds' agents; each fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $13,855,298, $8,630,235 and $1,477,080 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively). Certain of these securities were sold prior to period-end. The funds received cash collateral of $14,305,297, $8,910,952 and $1,537,769 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) which is pooled with collateral of other Putnam funds into the following issues of short-term investments:

Repurchase agreements

Banc of America Securities, LLC, effective yield 0.02%, due July 1, 2010

Banc of America Securities, LLC, effective yield 0.10%, due July 1, 2010

Credit Suisse Securities (USA), LLC, effective yield 0.01%, due July 1, 2010

Deutsche Bank AG, effective yield 0.01%, due July 1, 2010

Deutsche Bank Securities, Inc., effective yield 0.01%, due July 1, 2010

Deutsche Bank Securities, Inc., effective yield 0.04%, due July 1, 2010

Goldman Sachs & Co., effective yield 0.01%, due July 1, 2010

UBS Securities, LLC, effective yield 0.10%, due July 1, 2010

Time deposits

Deutsche Bank AG, effective yield 0.02%, due July 1, 2010

(e) Each fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the funds are recorded as interest income and totaled $452,612, $373,549 and $362,182 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund were as follows:

	Purchases	Sales
Growth Portfolio	$1,100,096,711	$1,052,794,766
Balanced Portfolio	1,048,277,187	1,046,222,920
Conservative Portfolio	905,022,201	813,243,860

Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.

(i) Securities purchased with cash or securities received, that were pledged to one or more of the funds for collateral on certain derivatives contracts.

(R) Real Estate Investment Trust.

(SG) Securities on loan, in part or in entirety, at the close of the reporting period (Growth portfolio).

(SB) Securities on loan, in part or in entirety, at the close of the reporting period (Balanced portfolio).

(SC) Securities on loan, in part or in entirety, at the close of the reporting period (Conservative portfolio).

At the close of the reporting period, the funds maintained liquid assets totaling $662,318,840, $844,053,839 and $912,796,454 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR, SDR or GDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB is a security that pays interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

Growth Portfolio

United States	79.2%
United Kingdom	3.5
Japan	3.3
China	1.4
France	1.3
Australia	1.1
Brazil	1.0
Italy	1.0
Switzerland	0.8
Canada	0.6
South Korea	0.6
Netherlands	0.5
Other	5.7

Total	100.0%

Balanced Portfolio
Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United States	87.6%
United Kingdom	2.4
Japan	2.1
France	0.9
Australia	0.7
Canada	0.7
Italy	0.6
Switzerland	0.6
Other	4.4

Total	100.0%

Conservative Portfolio
Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United States	90.5%
United Kingdom	2.0
Japan	1.4
Canada	0.7
France	0.7
Australia	0.5
Germany	0.5
Other	3.7

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the funds will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the funds to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the funds could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements: Each fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Stripped securities: Each fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts: Each fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. Each fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to each fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The funds had average contract amounts of approximately 16,000, 13,000 and 7,000 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) on futures contracts for the reporting period. The funds had average contract amounts of approximately $112,600,000, $91,000,000 and $105,200,000 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) on purchased options contracts for the reporting period. The funds had average contract amounts of approximately $353,000,000, $458,900,000 and $416,300,000 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) on written options contracts for the reporting period.

Forward currency contracts: Each fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The funds had average contract amounts of approximately $554,200,000, $466,100,000 and $212,000,000 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) on forward currency contracts for the reporting period.

Total return swap contracts: Each fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the fund's return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The funds had average notional amounts of approximately $209,200,000, $223,400,000 and $181,200,000 on interest rate swap contracts for the reporting period.

Interest rate swap contracts: Each fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk , is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The funds had average notional amounts of approximately $3,312,800,000, $4,722,600,000 and $3,968,700,000 on interest rate swap contracts for the reporting period.

Credit default contracts: Each fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. The funds had average notional amounts of approximately $162,600,000, $147,700,000 and $134,800,000 on credit default swap contracts for the reporting period.

Master agreements: Each fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which can not be sold or repledged totaled $4,438,684 for Balanced Portfolio at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the funds had net liability positions of $56,250,619, $78,067,031 and $51,121,345 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) on derivative contracts subject to the Master Agreements. Collateral posted by the funds totaled $41,868,647, $66,060,797 and $47,476,582 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively.)

TBA purchase commitments: Each fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although each fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments: Each fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls: To enhance returns, each fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

Growth Portfolio

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$31,364,200	$28,477,411	$--

Capital goods	35,839,506	19,465,115	39

Communication services	25,753,199	14,216,515	--

Conglomerates	10,448,936	4,923,090	--

Consumer cyclicals	59,441,722	33,067,776	9

Consumer staples	48,227,463	23,443,587	--

Energy	57,914,098	21,466,188	295

Financials	80,403,020	60,868,180	--

Health care	67,181,569	20,352,145	348,527

Technology	112,099,750	22,108,984	29,659

Transportation	6,780,836	5,399,666	--

Utilities and power	17,397,138	16,301,334	--

Total common stocks	552,851,437	270,089,991	378,529

Asset-backed securities	--	22,571,974	--

Commodity linked notes	--	9,033,528	--

Convertible bonds and notes	--	2,734,189	--

Convertible preferred stocks	--	1,005	--

Corporate bonds and notes	--	200,996,318	3,780,000

Foreign government bonds and notes	--	2,343,264	--

Investment Companies	8,125,187	--	--

Mortgage-backed securities	--	69,354,283	144,959

Municipal bonds and notes	--	197,998	--

Preferred stocks	--	564,306	--

Purchased options outstanding	--	5,830,683	--

Senior loans	--	5,232,684	--

U.S. Government and Agency Mortgage Obligations	--	94,867,352	--

U.S. Treasury Obligations	--	3,918,931	--

Warrants	--	372	--

Short-term investments	337,982,431	121,258,826	--

Totals by level	$898,959,055	$808,995,704	$4,303,488

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts to buy	$--	$2,149,180	$--

Forward currency contracts to sell	--	(1,778,300)	--

Futures contracts	(2,899,365)	--	--

Written options	--	(15,749,338)	--

TBA sale commitments	--	(7,583,789)	--

Interest rate swap contracts	--	(32,458,091)	--

Total return swap contracts	--	(7,546,108)	--

Credit default contracts	--	(5,004,725)	--

Totals by level	$(2,899,365)	$(67,971,171)	$--

At the start and close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$1,194,763	$6,199,488

Foreign exchange contracts	4,879,536	4,508,656

Equity contracts	6,178,114	20,921,854

Interest rate contracts	26,754,053	64,832,160

Total	$39,006,466	$96,462,158

Balanced Portfolio

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$19,645,531	$13,926,278	$--

Capital goods	27,415,065	10,463,232	34

Communication services	17,279,159	6,873,645	--

Conglomerates	8,074,003	2,921,149	--

Consumer cyclicals	43,457,274	16,285,843	9

Consumer staples	35,483,058	14,154,718	--

Energy	40,681,286	9,334,044	248

Financial	54,648,098	25,127,104	--

Health care	50,836,715	11,501,968	259,507

Technology	84,506,680	7,944,368	23,842

Transportation	4,537,129	2,863,799	--

Utilities and power	12,831,661	9,381,189	--

Total common stocks	399,395,659	130,777,337	283,640

Asset-backed securities	--	38,527,228	--

Commodity linked notes	--	7,516,765	--

Convertible bonds and notes	--	2,295,640	--

Convertible preferred stocks	--	1,341	--

Corporate bonds and notes	--	242,401,258	--

Foreign government bonds and notes	--	3,134,754	--

Investment companies	10,561,000	--	--

Mortgage-backed securities	--	70,268,943	384,990

Municipal bonds and notes	--	1,047,031	--

Preferred stocks	--	586,070	--

Purchased options outstanding	--	3,652,890	--

Senior loans	--	6,736,143	--

U.S. Government and agency mortgage obligations	--	194,331,139	--

U.S Treasury obligations	--	1,102,263	--

Units	--	222	--

Warrants	306,592,036	114,878,580	--

Short-term investments	--	--	--

Totals by level	$716,548,695	$817,257,604	$668,630

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts to buy	$--	$1,528,903	$--

Forward currency contracts to sell	--	(1,286,110)	--

Futures contracts	5,673,889	--	--

Written options		(19,009,048)	--

TBA sale commitments		(10,759,140)	--

Interest rate swap contracts		(45,450,808)	--

Total return swap contracts		(6,299,069)	--

Credit default contracts		(3,654,442)	--

Totals by level	$5,673,889	$(84,929,714)	$--

At the start and close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$1,778,478	$5,432,920

Foreign exchange contracts	3,686,886	3,444,093

Equity contracts	4,855,407	13,562,269

Interest rate contracts	35,541,081	88,266,143

Total	$45,861,852	$110,705,425

Conservative Portfolio

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$10,601,326	$8,025,786	$--

Capital goods	14,253,387	6,177,325	18

Communication services	9,137,600	3,900,857	--

Conglomerates	4,289,732	1,756,107	--

Consumer cyclicals	22,467,910	9,193,468	4

Consumer staples	18,429,514	8,392,283	--

Energy	21,450,073	5,021,343	142

Financials	29,107,152	14,329,522	--

Health care	26,528,072	6,494,009	198,620

Technology	45,370,847	4,425,573	16,927

Transportation	2,340,110	1,601,317	--

Utilities and power	7,000,556	5,092,919	--

Total common stocks	210,976,279	74,410,509	215,711

Asset-backed securities	--	30,740,274	--

Commodity linked notes	--	5,155,775	--

Convertible bonds and notes	--	1,627,359	--

Corporate bonds and notes	--	222,827,034	--

Foreign government bonds and notes	--	2,744,966	--

Investment Companies	4,134,714	--	--

Mortgage-backed securities	--	71,879,064	336,889

Municipal bonds and notes	--	1,067,850	--

Preferred stocks	--	403,409	--

Purchased options outstanding	--	4,780,853	--

Senior loans	--	4,163,095	--

U.S. Government and Agency Mortgage Obligations	--	240,370,100	--

U.S. Treasury Obligations	--	700,670	--

Warrants	--	72	--

Short-term investments	312,835,602	94,260,016	--

Totals by level	$527,946,595	$755,131,046	$552,600

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts to buy	$--	$672,796	$--

Forward currency contracts to sell	--	(1,100,398)	--

Futures contracts	9,447,598	--	--

Written options	--	(17,452,211)	--

TBA sale commitments	--	(9,675,742)	--

Interest rate swap contracts	--	(29,777,143)	--

Total return swap contracts	--	(4,348,076)	--

Credit default contracts	--	(3,080,791)	--

Totals by level	$9,447,598	$(64,761,565)	$--

At the start and close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$1,204,475	$4,285,266

Foreign exchange contracts	1,599,403	2,027,004

Equity contracts	3,932,289	6,438,095

Interest rate contracts	30,489,700	65,332,873

Total	$37,225,867	$78,083,238

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: August 27, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 27, 2010